As filed with the U.S. Securities and Exchange Commission

                              on February 25, 2005

                        Securities Act File No. 33-58125

                    Investment Company Act File No. 811-07261



                     U.S. SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549



                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           [x]

                         Pre-Effective Amendment No.                         [ ]

                       Post-Effective Amendment No. 21                       [x]

                                     and/or

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [x]

                              Amendment No. 22                               [x]

                        (Check appropriate box or boxes)


                               Credit Suisse Trust
.................................................................................
               (Exact Name of Registrant as Specified in Charter)

                  (formerly Credit Suisse Warburg Pincus Trust)

466 Lexington Avenue
New York, New York                                                    10017-3140
.................................................................................
(Address of Principal Executive Offices)                              (Zip Code)
Registrant's Telephone Number, including Area Code:               (212) 875-3500


                               J. Kevin Gao, Esq.
                               Credit Suisse Trust
                              466 Lexington Avenue
                          New York, New York 10017-3140
    .........................................................................
                     (Name and Address of Agent for Service)

                                    Copy to:

                            Dianne E. O'Donnell, Esq.
                          Willkie Farr & Gallagher LLP
                               787 Seventh Avenue
                          New York, New York 10019-6099

Approximate Date of Proposed Public Offering:   May 1, 2005.

It is proposed that this filing will become effective (check appropriate box):

         [ ]   immediately upon filing pursuant to paragraph (b)

         [ ]   on May 1, 2004 pursuant to paragraph (b)

         [x]   60 days after filing pursuant to paragraph (a)(1)

         [ ]   on [date] pursuant to paragraph (a)(1)

         [ ]   75 days after filing pursuant to paragraph (a)(2)

         [ ]   on [date] pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                                             CREDIT | ASSET
                                                             SUISSE | MANAGEMENT


         CREDIT SUISSE FUNDS
         Prospectus

         May 1, 2005





                    CREDIT SUISSE TRUST
                    o EMERGING MARKETS PORTFOLIO



Credit Suisse Trust shares are not available directly to individual investors, but may be offered only through certain insurance products and pension and retirement plans.

As with all mutual funds, the Securities and Exchange Commission has not approved these securities, nor has it passed upon the adequacy or accuracy of this Prospectus. It is a criminal offense to state otherwise.

The Trust is advised by Credit Suisse Asset Management, LLC.

                                    CONTENTS

     KEY POINTS .............................................................  4
        Goal and Principal Strategies .......................................  4
        A Word About Risk ...................................................  4
        Investor Profile ....................................................  5

     PERFORMANCE SUMMARY ....................................................  6
        Year-by-Year Total Returns ..........................................  6
        Average Annual Total Returns ........................................  7

     INVESTOR EXPENSES ......................................................  8
        Fees and Portfolio Expenses .........................................  8
        Example .............................................................  9

     THE PORTFOLIO IN DETAIL ................................................ 10
        The Management Firms ................................................ 10
        Portfolio Information Key ........................................... 11
        Goal and Strategies ................................................. 11
        Portfolio Investments ............................................... 12
        Risk Factors ........................................................ 12
        Portfolio Management ................................................ 12
        Financial Highlights ................................................ 13

     MORE ABOUT RISK ........................................................ 14
        Introduction ........................................................ 14
        Types of Investment Risk ............................................ 14
        Certain Investment Practices ........................................ 16

     MEET THE MANAGERS ...................................................... 20

     MORE ABOUT YOUR PORTFOLIO .............................................. 22
        Share Valuation ..................................................... 22
        Distributions ....................................................... 22
        Taxes ............................................................... 23
        Statements and Reports .............................................. 23

     BUYING AND SELLING SHARES .............................................. 24

     OTHER POLICIES ......................................................... 25
        Frequent Purchases and Sales of Portfolio Shares .................... 25

     OTHER INFORMATION ...................................................... 27
        About the Distributor ............................................... 27

     FOR MORE INFORMATION ........................................... back cover

                                   KEY POINTS

                          GOAL AND PRINCIPAL STRATEGIES

--------------------------------------------------------------------------------
GOAL                  PRINCIPAL STRATEGIES              PRINCIPAL RISK FACTORS
--------------------------------------------------------------------------------
Long-term growth      o Invests at least 80%            o Emerging markets focus
of capital              of its net assets,
                        plus any borrowings             o Foreign securities
                        for investment purposes,
                        in equity securities of         o Market risk
                        issuers from at least
                        three emerging
                        markets
                      o Focuses on the world's
                        less developed countries

                      o Analyzes a company's growth
                        potential, using a bottom-up
                        investment approach
--------------------------------------------------------------------------------

o  A WORD ABOUT RISK

   All investments involve some level of risk. Simply defined, risk is the possibility that you will lose money or not make money.

   Principal risk factors for the portfolio are discussed below. Before you invest, please make sure you understand the risks that apply to the portfolio. As with any mutual fund, you could lose money over any period of time.

   Investments in the portfolio are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

EMERGING MARKETS FOCUS

   Focusing on emerging (less developed) markets involves higher levels of risk, including increased currency, information, liquidity, market, political and valuation risks. Deficiencies in regulatory oversight, market infrastructure, shareholder protections and company laws could expose the portfolio to operational and other risks as well. Some countries may have restrictions that could limit the portfolio's access to attractive opportunities. Additionally, emerging markets often face serious economic problems (such as high external debt, inflation and unemployment) that could subject the portfolio to increased volatility or substantial declines in value.

FOREIGN SECURITIES

   Since the portfolio invests outside the U.S., it carries additional risks that include:

o CURRENCY RISK Fluctuations in exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign-currency-denominated investments and may widen any losses. Although the portfolio may seek to reduce currency risk by hedging part or all of its exposure to various foreign currencies, it is not required to do so.

o INFORMATION RISK Key information about an issuer, security or market may be inaccurate or unavailable.

o POLITICAL RISK Foreign governments may expropriate assets, impose capital or currency controls, impose punitive taxes, or nationalize a company or industry. Any of these actions could have a severe effect on security prices and impair the portfolio's ability to bring its capital or income back to the U.S. Other political risks include economic policy changes, social and political instability, military action and war.

MARKET RISK

   The market value of a security may fluctuate, sometimes rapidly and unpredictably. These fluctuations, which are often referred to as "volatility," may cause a security to be worth less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy, or the market as a whole. Market risk is common to most investments--including stocks and bonds, and the mutual funds that invest in them.

o  INVESTOR PROFILE

   THE PORTFOLIO IS DESIGNED FOR INVESTORS WHO:

o  are investing for long-term goals

o are willing to assume the risk of losing money in exchange for attractive potential long-term returns o are investing for growth of capital o want to diversify their portfolios internationally

   IT MAY NOT BE APPROPRIATE IF YOU:

o  are investing for a shorter time horizon

o  are uncomfortable with an investment that has a higher degree of volatility

o  want to limit your exposure to foreign securities o are looking for income

   You should base your investment decision on your own goals, risk preferences and time horizon.

                               PERFORMANCE SUMMARY

The bar chart and the table below provide an indication of the risks of investing in the portfolio. The bar chart shows you how the portfolio's performance has varied from year to year for up to 10 years. The table compares the portfolio's performance over time to that of a broad based securities market index. The bar chart and table do not reflect additional charges and expenses which are, or may be, imposed under the variable contracts or plans; such charges and expenses are described in the prospectus of the insurance company separate account or in the plan documents or other informational materials supplied by plan sponsors. Inclusion of these charges and expenses would reduce the total return for the periods shown. As with all mutual funds, past performance is not a prediction of future performance.

                           YEAR-BY-YEAR TOTAL RETURNS

  Best quarter: __.__% (Q_ __)
  Worst quarter: __.__% (Q_ __)
  Inception date: 12/31/97

Bar Chart:
1998    -17.30%
1999     81.40%
2000    -31.55%
2001     -9.65%
2002    -11.56%
2003     42.88%
2004          %

                          AVERAGE ANNUAL TOTAL RETURNS

----------------------------------------------------------------------------------------
        PERIOD ENDED         ONE YEAR   FIVE YEARS   TEN YEARS    LIFE OF   INCEPTION
          12/31/04:            2004     2000-2004    1995-2004   PORTFOLIO    DATE
----------------------------------------------------------------------------------------
 EMERGING MARKETS
 PORTFOLIO                        __%         __%         NA        __%     12/31/97
----------------------------------------------------------------------------------------
 MSCI EMERGING MARKETS
 FREE INDEX (REFLECTS NO
 DEDUCTIONS FOR FEES
 AND EXPENSES)1                   __%         __%         NA        __%
----------------------------------------------------------------------------------------

1 The Morgan Stanley Capital International Emerging Markets Free Index is a free float-adjusted market-capitalization index that is designed to measure equity-market performance in the global emerging markets. It is the exclusive property of Morgan Stanley Capital International Inc. Investors cannot invest directly in an index.

--------------------------------------------------------------------------------
                           UNDERSTANDING PERFORMANCE

o TOTAL RETURN tells you how much an investment in the portfolio has changed in value over a given time period. It assumes that all dividends and capital gains (if any) were reinvested in additional shares. The change in value can be stated either as a cumulative return or as an average annual rate of return.

o A CUMULATIVE TOTAL RETURN is the actual return of an investment for a specified period. The year-by-year total returns in the bar chart are examples of one-year cumulative total returns.

o An AVERAGE ANNUAL TOTAL RETURN applies to periods longer than one year. It smoothes out the variations in year-by-year performance to tell you what constant annual return would have produced the investment's actual cumulative return. This gives you an idea of an investment's annual contribution to your portfolio, assuming you held it for the entire period.

o Because of compounding, the average annual total returns in the table cannot be computed by averaging the returns in the bar chart.
--------------------------------------------------------------------------------

                                INVESTOR EXPENSES

                           FEES AND PORTFOLIO EXPENSES

This table describes the fees and expenses you may pay as a shareholder. Annual portfolio operating expense figures are based on expenses (before fee waivers and expense reimbursements) for the fiscal year ended December 31, 2004. The table and the example below do not reflect additional charges and expenses which are, or may be, imposed under the variable contracts or plans; such charges and expenses are described in the prospectus of the insurance company separate account or in the plan documents or other informational materials supplied by plan sponsors. The portfolio's expenses should be considered with these charges and expenses in evaluating the overall cost of investing in the separate account.

--------------------------------------------------------------------------------
  SHAREHOLDER FEES
   (paid directly from your investment)
--------------------------------------------------------------------------------
  Sales charge (load) on purchases                                          NONE
--------------------------------------------------------------------------------
  Deferred sales charge (load)                                              NONE
--------------------------------------------------------------------------------
  Sales charge (load) on reinvested distributions                           NONE
--------------------------------------------------------------------------------
  Redemption fees                                                           NONE
--------------------------------------------------------------------------------
  Exchange fees                                                             NONE
--------------------------------------------------------------------------------
  ANNUAL PORTFOLIO OPERATING EXPENSES
   (deducted from portfolio assets)
--------------------------------------------------------------------------------
  Management fee                                                            __%
--------------------------------------------------------------------------------
  Distribution and service (12b-1) fee                                      NONE
--------------------------------------------------------------------------------
  Other expenses                                                            __%
--------------------------------------------------------------------------------
  TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES*                                __%
--------------------------------------------------------------------------------

* Expected fees and expenses for the fiscal year ending December 31, 2005 are shown below. Fee waivers and expense reimbursements are voluntary and may be discontinued at any time:

  EXPENSES AFTER WAIVERS,
  REIMBURSEMENTS AND CREDITS

  Management fee                                                             __%
  Distribution and service (12b-1) fee                                      NONE
  Other expenses                                                             __%
                                                                          ------
  NET ANNUAL PORTFOLIO OPERATING EXPENSES                                    __%

                                     EXAMPLE

This example may help you compare the cost of investing in the portfolio with the cost of investing in other mutual funds. Because it uses hypothetical conditions, your actual costs may be higher or lower.

Assume you invest $10,000, the portfolio returns 5% annually, expense ratios remain as listed in the first table above (before fee waivers, expense reimbursements or credits), and you close your account at the end of each of the time periods shown. Based on these assumptions, your cost would be:

--------------------------------------------------------------------------------
      ONE YEAR            THREE YEARS          FIVE YEARS           TEN YEARS
         $--                  $--                  $--                 $--
--------------------------------------------------------------------------------

                            THE PORTFOLIO IN DETAIL

o     THE MANAGEMENT FIRMS

CREDIT SUISSE ASSET
MANAGEMENT, LLC

466 Lexington Avenue
New York, NY 10017

o  Investment adviser for the portfolio

o Responsible for managing the portfolio's assets according to its goal and strategies and supervising the activities of the sub-investment advisers for the portfolio

o A member of Credit Suisse Asset Management, the institutional and mutual fund asset management arm of Credit Suisse First Boston, the investment banking business of Credit Suisse Group (Credit Suisse). Under the management of Credit Suisse First Boston, Credit Suisse Asset Management provides asset management products and services to global corporate, institutional and government clients

o As of December 31, 2004, Credit Suisse Asset Management companies managed over $27.4 billion in the U.S. and $341.7 billion globally

o Credit Suisse Asset Management has offices in 16 countries, including SEC-registered offices in New York, London, Sydney and Tokyo; other offices (such as those in Amsterdam, Budapest, Frankfurt, Luxembourg, Madrid, Milan, Paris, Prague, Sao Paulo, Singapore, Warsaw and Zurich) are not registered with the U.S. Securities and Exchange Commission (SEC)

o For the 2004 fiscal year, the portfolio paid __% of its average net assets for advisory services.

   For easier reading, Credit Suisse Asset Management, LLC will be referred to as "CSAM" or "we" throughout this Prospectus.

CREDIT SUISSE ASSET
MANAGEMENT LIMITED
Beaufort House
15 St. Botolph Street
London, EC3A 7JJ

o  Sub-investment adviser for the portfolio

o Responsible for assisting CSAM in the management of the portfolio's international assets according to its goal and strategies

o  Also a member of Credit Suisse Asset Management

   For easier reading, Credit Suisse Asset Management Limited will be referred to as "CSAM U.K." throughout this Prospectus.

CREDIT SUISSE ASSET
MANAGEMENT LIMITED
Level 32 Gateway
1 Macquarie Place
Sydney NSW 2000
Australia

o  Sub-investment adviser for the portfolio

o Responsible for assisting CSAM in the management of the portfolio's international assets according to its goal and strategies

o  Also a member of Credit Suisse Asset Management

o  PORTFOLIO INFORMATION KEY

   A concise description of the portfolio begins on the next page. The description provides the following information:

GOAL AND STRATEGIES

   The portfolio's particular investment goal and the strategies it intends to use in pursuing that goal. Percentages of portfolio assets are based on total assets unless indicated otherwise.

PORTFOLIO INVESTMENTS

   The principal types of securities and certain secondary types of securities in which the portfolio invests. Secondary investments are also described in "More About Risk."

RISK FACTORS

   The principal risk factors associated with the portfolio. Additional risk factors are included in "More About Risk."

PORTFOLIO MANAGEMENT

   The individuals designated by the investment adviser to handle the portfolio's day-to-day management.

FINANCIAL HIGHLIGHTS

   A table showing the portfolio's audited financial performance for up to five years. Certain information in the table reflects financial results for a single portfolio share.

o TOTAL RETURN How much you would have earned or lost on an investment in the portfolio, assuming you had reinvested all dividend and capital- gain distributions.

o PORTFOLIO TURNOVER An indication of trading frequency. The portfolio may sell securities without regard to the length of time they have been held. A high turnover rate may increase the portfolio's transaction costs and negatively affect its performance.

   The Annual Report includes the auditor's report, along with the portfolio's financial statements. It is available free upon request through the methods described on the back cover of this Prospectus.

o  GOAL AND STRATEGIES

   The portfolio seeks long-term growth of capital. To pursue this goal, it invests, under normal market conditions, at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of issuers from at least three emerging markets.

   An emerging market is any country:

o generally considered to be an emerging or developing country by the United Nations, or by the World Bank and the International Finance Corporation
   (IFC), or

o included in the IFC Investable Index or the Morgan Stanley Capital International Emerging Markets Index, or

o  having a per-capita gross national product of $2,000 or less

   Under this definition, most countries of the world (other than the U.S., Canada, Western European countries, Japan, Australia and New Zealand) are considered emerging markets.

   The portfolio may invest up to 20% of net assets in debt securities, including up to 20% of net assets in non-investment-grade debt securities. The portfolio may invest in companies of any size, including emerging-growth companies--small or medium-size companies that have passed their start-up phase, show positive earnings, and offer the potential for accelerated earnings growth.

   The portfolio's 80% investment policy may be changed by the portfolio's Board of Trustees on 60 days' notice to shareholders. The portfolio's investment objective may be changed without shareholder approval.

o  PORTFOLIO INVESTMENTS

   The portfolio's equity holdings may include:

o  common stocks and preferred stocks

o  debt securities convertible into common or preferred stock

o  rights and warrants

o  equity interests in trusts and partnerships o depository receipts

   To a limited extent, the portfolio may also engage in other investment practices.

o  RISK FACTORS

   The portfolio's principal risk factors are:

o  emerging markets focus

o  foreign securities

o  market risk

   The value of your investment generally will fluctuate in response to stock-market movements. Because the portfolio invests internationally, it carries additional risks, including currency, information and political risks. These risks are defined in "More About Risk."

   Because the portfolio focuses on emerging markets, you should expect it to be riskier than a more broadly diversified international equity fund. Investing in emerging markets involves access, operational and other risks not generally encountered in developed countries. In addition, emerging markets often face serious economic problems that could subject the portfolio to increased volatility or substantial declines in value.

o  PORTFOLIO MANAGEMENT

   The Credit Suisse Emerging Markets Team is responsible for the day-to-day portfolio management of the portfolio. The current team members are Neil Gregson, Emily Alejos, Annabel Betz, Jonathon S. Ong, Elizabeth H. Eaton and Matthew Hickman. See "Meet the Managers."

                              FINANCIAL HIGHLIGHTS

The figures below have been audited by the portfolio's independent registered
public accounting firm, [                       ], whose report on the
portfolio's financial statements is included in the portfolio's Annual Report.

----------------------------------------------------------------------------------------------
 YEAR ENDED:                           12/04       12/03     12/02       12/01       12/00
----------------------------------------------------------------------------------------------
 PER SHARE DATA
----------------------------------------------------------------------------------------------
 Net asset value, beginning of year      $__      $ 7.44    $ 8.43      $ 9.33      $ 14.18
----------------------------------------------------------------------------------------------
 INVESTMENT OPERATIONS

 Net investment income                    __        0.07      0.01        0.06         0.23

 Net gain (loss) on investments and
  foreign currency related items (both
  realized and unrealized)                __        3.12     (0.98)      (0.96)       (4.70)
----------------------------------------------------------------------------------------------
   Total from investment operations       __        3.19     (0.97)      (0.90)       (4.47)
----------------------------------------------------------------------------------------------
 LESS DIVIDENDS AND DISTRIBUTIONS

 Dividends from net investment income     __          --     (0.02)         --        (0.20)

 Distributions from net realized gains    __          --        --          --        (0.15)

 Return of capital                        __          --        --          --        (0.03)
----------------------------------------------------------------------------------------------
   Total dividends and distributions      __          --     (0.02)         --        (0.38)
----------------------------------------------------------------------------------------------
 Net asset value, end of year            $__     $ 10.63    $ 7.44      $ 8.43       $ 9.33
----------------------------------------------------------------------------------------------
 Total return2                            __%      42.88%   (11.56)%     (9.65)%     (31.55)%
----------------------------------------------------------------------------------------------
 RATIOS AND SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------
 Net assets, end of year (000s omitted)  $__     $73,782   $43,867     $38,331      $32,604
 Ratio of expenses to average
  net assets3                             __%       1.40%     1.40%       1.40%        1.42%
 Ratio of net investment income (loss)
  to average net assets                   __%       0.94%     0.13%       0.63%        2.45%
 Decrease reflected in above operating
  expense ratios due to
  waivers/reimbursements                  __%       0.41%     0.44%       0.49%        0.27%
 Portfolio turnover rate                  __%        167%      128%        130%         208%
----------------------------------------------------------------------------------------------

1 Per share information is calculated using the average shares outstanding method.

2 Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the years shown, total returns would have been lower.

3 Interest earned on uninvested cash balances may be used to offset portions of the transfer agent expense. These arrangements resulted in a reduction to the portfolio's net expense ratio by .02% for the year ended December 31, 2000. The portfolio's net operating expense ratio after reflecting these arrangements was 1.40% for the year ended December 31, 2000. For the years ended December 31, 2004, 2003, 2002 and 2001, there was no effect on the net operating expense ratio because of transfer agent credits.

                                 MORE ABOUT RISK

o  INTRODUCTION

   The portfolio's goal and principal strategies largely determine its risk profile. You will find a concise description of the portfolio's risk profile in "Key Points." The preceding discussion of the portfolio contains more detailed information. This section discusses other risks that may affect the portfolio.

   The portfolio may use certain investment practices that have higher risks associated with them. However, the portfolio has limitations and policies designed to reduce many of the risks. The "Certain Investment Practices" table describes these practices and the limitations on their use.

   The portfolio offers its shares to (1) insurance company separate accounts that fund both variable contracts and variable life insurance contracts and (2) tax-qualified pension and retirement plans including participant-directed plans which elect to make the portfolio an investment option for plan participants. Due to differences of tax treatment and other considerations, the interests of various variable contract owners and plan participants participating in the portfolio may conflict. The Board of Trustees will monitor the portfolio for any material conflicts that may arise and will determine what action, if any, should be taken. If a conflict occurs, the Board may require one or more insurance company separate accounts and/or plans to withdraw its investments in the portfolio, which may cause the portfolio to sell securities at disadvantageous prices and disrupt orderly portfolio management. The Board also may refuse to sell shares of the portfolio to any variable contract or plan or may suspend or terminate the offering of shares of the portfolio if such action is required by law or regulatory authority or is in the best interests of the shareholders of the portfolio.

o  TYPES OF INVESTMENT RISK

   The following risks are referred to throughout this Prospectus.

   ACCESS RISK Some countries may restrict the portfolio's access to investments or offer terms that are less advantageous than those for local investors. This could limit the attractive investment opportunities available to the portfolio.

   CORRELATION RISK The risk that changes in the value of a hedging instrument will not match those of the investment being hedged.

   CREDIT RISK The issuer of a security or the counterparty to a contract may default or otherwise become unable to honor a financial obligation.

   CURRENCY RISK Fluctuations in exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign-currency-denominated investments and may widen any losses.

   EXPOSURE RISK The risk associated with investments (such as derivatives) or practices (such as short selling) that increase the amount of money the portfolio could gain or lose on an investment.

   o HEDGED Exposure risk could multiply losses generated by a derivative or practice used for hedging purposes. Such losses should be substantially offset by gains on the hedged investment. However, while hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

   o SPECULATIVE To the extent that a derivative or practice is not used as a hedge, the portfolio is directly exposed to its risks. Gains or losses from speculative positions in a derivative may be much greater than the derivative's original cost. For example, potential losses from writing uncovered call options and from speculative short sales are unlimited.

   EXTENSION RISK An unexpected rise in interest rates may extend the life of a mortgage-backed security beyond the expected prepayment time, typically reducing the security's value.

   INFORMATION RISK Key information about an issuer, security or market may be inaccurate or unavailable.

   INTEREST-RATE RISK Changes in interest rates may cause a decline in the market value of an investment. With bonds and other fixed-income securities, a rise in interest rates typically causes a fall in values.

   LIQUIDITY RISK Certain portfolio securities may be difficult or impossible to sell at the time and the price that the portfolio would like. The portfolio may have to lower the price, sell other securities instead or forgo an investment opportunity. Any of these could have a negative effect on portfolio management or performance.

   MARKET RISK The market value of a security may fluctuate, sometimes rapidly and unpredictably. These fluctuations, which are often referred to as "volatility," may cause a security to be worth less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy, or the market as a whole. Market risk is common to most investments--including stocks and bonds, and the mutual funds that invest in them.

   OPERATIONAL RISK Some countries have less-developed securities markets (and related transaction, registration and custody practices) that could subject the portfolio to losses from fraud, negligence, delay or other actions.

   POLITICAL RISK Foreign governments may expropriate assets, impose capital or currency controls, impose punitive taxes, or nationalize a company or industry. Any of these actions could have a severe effect on security prices and impair the portfolio's ability to bring its capital or income back to the U.S. Other political risks include economic policy changes, social and political instability, military action and war.

   PREPAYMENT RISK Securities with high stated interest rates may be prepaid prior to maturity. During periods of falling interest rates, the portfolio would generally have to reinvest the proceeds at lower rates.

   VALUATION RISK The lack of an active trading market may make it difficult to obtain an accurate price for a security held by the portfolio.

                          CERTAIN INVESTMENT PRACTICES

For each of the following practices, this table shows the applicable investment limitation. Risks are indicated for each practice.

KEY TO TABLE:
[ ]  Permitted without limitation; does not indicate actual use
20% BOLD TYPE (E.G., 20%) represents an investment limitation as a percentage of NET portfolio assets; does not indicate actual use
20% Roman type (e.g., 20%) represents an investment limitation as a percentage of TOTAL portfolio assets; does not indicate actual use
[x]  Permitted, but not expected to be used to a significant
--   Not permitted

-------------------------------------------------------------------------------------------
 INVESTMENT PRACTICE                                                                  LIMIT
-------------------------------------------------------------------------------------------
BORROWING The borrowing of money from banks to meet redemptions or for other
temporary or emergency purposes. Speculative exposure risk.                         33 1/3%
-------------------------------------------------------------------------------------------

COUNTRY/REGION FOCUS Investing a significant portion of portfolio assets in a single country or region. Market swings in the targeted country or region will be likely to have a greater effect on portfolio performance than they would in a more geographically diversified equity portfolio. Currency, market, political
risks.                                                                                  [x]

-------------------------------------------------------------------------------------------

CURRENCY TRANSACTIONS Instruments, such as options, futures, forwards or swaps, intended to manage portfolio exposure to currency risk or to enhance total return. Options, futures or forwards involve the right or obligation to buy or sell a given amount of foreign currency at a specified price and future date.
Swaps involve the right or obligation to receive or make payments based on two different currency rates. Correlation, credit, currency, hedged exposure,
liquidity, political, speculative exposure, valuation risks.1                           [x]

-------------------------------------------------------------------------------------------

EMERGING MARKETS Countries generally considered to be relatively less developed or industrialized. Emerging markets often face economic problems that could subject the portfolio to increased volatility or substantial declines in value.
Deficiencies in regulatory oversight, market infrastructure, shareholder protections and company laws could expose the portfolio to risks beyond those generally encountered in developed countries. Access, currency, information,
liquidity, market, operational, political, valuation risks.                             [x]

-------------------------------------------------------------------------------------------

EQUITY AND EQUITY RELATED SECURITIES Common stocks and other securities representing or related to ownership in a company. May also include warrants, rights, options, preferred stocks and convertible debt securities. These investments may go down in value due to stock market movements or negative
company or industry events. Liquidity, market, valuation risks.                         [x]

-------------------------------------------------------------------------------------------

FOREIGN SECURITIES Securities of foreign issuers. May include depository receipts. Currency, information, liquidity, market, operational, political,
valuation risks.                                                                        [x]

-------------------------------------------------------------------------------------------


                                       16

-------------------------------------------------------------------------------------------
 INVESTMENT PRACTICE                                                                  LIMIT
-------------------------------------------------------------------------------------------
FUTURES AND OPTIONS ON FUTURES Exchange-traded contracts that enable the portfolio to hedge against or speculate on future changes in currency values, interest rates or stock indexes. Futures obligate the portfolio (or give it the right, in the case of options) to receive or make payment at a specific future time based on those future changes.1 Correlation, currency, hedged exposure,
interest-rate, market, speculative exposure risks.2                                     [x]

-------------------------------------------------------------------------------------------

INVESTMENT-GRADE DEBT SECURITIES Debt securities rated within the four highest grades (AAA/Aaa through BBB/Baa) by Standard & Poor's or Moody's rating services, and unrated securities of comparable quality. Credit, interest-rate,
market risks.                                                                           20%
-------------------------------------------------------------------------------------------

MORTGAGE-BACKED AND ASSET-BACKED SECURITIES Debt securities backed by pools of mortgages, including pass-through certificates and other senior classes of collateralized mortgage obligations (CMOs), or other receivables. Credit,
extension, interest-rate, liquidity, prepayment risks.                                  [ ]

-------------------------------------------------------------------------------------------

NON-INVESTMENT-GRADE DEBT SECURITIES Debt securities rated below the fourth-highest grade (BBB/Baa) by Standard & Poor's or Moody's rating services, and unrated securities of comparable quality. Commonly referred to as junk
bonds. Credit, information, interest-rate, liquidity, market, valuation risks.          20%

-------------------------------------------------------------------------------------------

OPTIONS Instruments that provide a right to buy (call) or sell (put) a particular security, currency or index of securities at a fixed price within a certain time period. The portfolio may purchase or sell (write) both put and call options for hedging or speculative purposes.1 Correlation, credit, hedged
exposure, liquidity, market, speculative exposure risks.                                25%

-------------------------------------------------------------------------------------------

PRIVATIZATION PROGRAMS Foreign governments may sell all or part of their interests in enterprises they own or control. Access, currency, information,
liquidity, operational, political, valuation risks.                                     [x]

-------------------------------------------------------------------------------------------

REAL-ESTATE INVESTMENT TRUSTS (REITS) Pooled investment vehicles that invest primarily in income- producing real-estate-related loans or interests. Credit,
interest-rate, liquidity market risks.                                                  [ ]

-------------------------------------------------------------------------------------------

RESTRICTED AND OTHER ILLIQUID SECURITIES Certain securities with restrictions on trading, or those not actively traded. May include private placements.
Liquidity, market, valuation risks.                                                     15%

-------------------------------------------------------------------------------------------


                                       17

-------------------------------------------------------------------------------------------
 INVESTMENT PRACTICE                                                                  LIMIT
-------------------------------------------------------------------------------------------
SECURITIES LENDING Lending portfolio securities to financial institutions; the portfolio receives cash, U.S. government securities or bank letters of credit as
collateral. Credit, liquidity, market risks.                                        33 1/3%

-------------------------------------------------------------------------------------------

SHORT POSITIONS Selling borrowed securities with the intention of repurchasing them for a profit on the expectation that the market price will drop. If the portfolio were to take short positions in stocks that increase in value, then the portfolio would have to repurchase the securities at that higher price and it would be likely to underperform similar mutual funds that do not take short
positions. Liquidity, market, speculative exposure risks.                               [ ]

-------------------------------------------------------------------------------------------

SHORT SALES "AGAINST THE BOX" A short sale when the portfolio owns enough shares of the security involved to cover the borrowed securities, if necessary.
Liquidity, market, speculative exposure risks.                                          10%
-------------------------------------------------------------------------------------------

SPECIAL-SITUATION COMPANIES Companies experiencing unusual developments affecting their market values. Special situations may include acquisition, consolidation, reorganization, recapitalization, merger, liquidation, special distribution, tender or exchange offer, or potentially litigation. Securities of a special-situation company could decline in value and hurt the portfolio's performance if the anticipated benefits of the special situation do not
materialize. Information, market risks.                                                 [ ]

-------------------------------------------------------------------------------------------

START-UP AND OTHER SMALL COMPANIES Companies with small relative market capitalizations, including those with continuous operations of less than three
years. Information, liquidity, market, valuation risks.                                 [x]

-------------------------------------------------------------------------------------------

SWAPS A contract between the portfolio and another party in which the parties agree to exchange streams of payments based on certain benchmarks, such as market indices or currency or interest rates. For example, the portfolio may use swaps to gain access to the performance of a benchmark asset (such as an index or one or more stocks) where the portfolio's direct investment is restricted.
Credit, currency, information, interest-rate, liquidity, market, political,
speculative exposure, valuation risks                                                   [ ]

-------------------------------------------------------------------------------------------


                                       18

-------------------------------------------------------------------------------------------
 INVESTMENT PRACTICE                                                                  LIMIT
-------------------------------------------------------------------------------------------
TEMPORARY DEFENSIVE TACTICS Placing some or all of the portfolio's assets in investments such as money-market obligations and investment-grade debt securities for defensive purposes. Although intended to avoid losses in adverse market, economic, political or other conditions, defensive tactics might be inconsistent with the portfolio's principal investment strategies and might
prevent the portfolio from achieving its goal.                                          [ ]

-------------------------------------------------------------------------------------------

WARRANTS Options issued by a company granting the holder the right to buy certain securities, generally common stock, at a specified price and usually
for a limited time. Liquidity, market, speculative exposure risks.                      10%
-------------------------------------------------------------------------------------------

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS The purchase or sale of securities for delivery at a future date; market value may change before
delivery. Liquidity, market, speculative exposure risks.                                20%
-------------------------------------------------------------------------------------------

1 The portfolio is not obligated to pursue any hedging strategy. In addition, hedging practices may not be available, may be too costly to be used effectively or may be unable to be used for other reasons.

2 The portfolio is limited to 5% of net assets for initial margin and premium amounts on futures positions considered to be speculative.

                                MEET THE MANAGERS

   The Credit Suisse Emerging Markets Team is responsible for the day-to-day portfolio management of the portfolio. The current team members are Neil Gregson, Emily Alejos, Annabel Betz, Jonathon S. Ong, Elizabeth H. Eaton and Matthew J. K. Hickman.

NEIL GREGSON, Managing Director of CSAM U.K., has been a team member of the portfolio since November 2000, and with Credit Suisse since 1991. Mr. Gregson, who also serves as chief investment officer for equities in Emerging Europe, the Middle East, and Africa, holds a BSc. in mining engineering from Nottingham University.

EMILY ALEJOS, CFA, Director, is a telecommunications-services sector specialist in international equities. Ms. Alejos has been a team member of the portfolio since March 2000. She serves as chief investment officer for Latin American equities. She joined CSAM in 1997 after working as an emerging markets portfolio manager at Bankers Trust from 1993 to 1997. Previously, she focused on Latin American equities at G.T. Capital Management in San Francisco. Ms. Alejos holds a B.A. in economics and development studies from Brown University and an M.B.A. from Stanford University.

ANNABEL BETZ, Director, is an analyst specializing in emerging-markets economics and strategy, and has been a team member of the portfolio since December 2002. She joined CSAM in 1999 from ING Baring Securities, where she was chief regional economist for Asia ex-Japan based in Hong Kong. While at ING Baring, Ms. Betz and the group she led were named to Institutional Investor's annual All-Asia Research Team for all years in the 1994-1997 period. Previously, she was an analyst on Asian risk issues for Political and Economic Risk Consultancy in Hong Kong, and a project administrator at the Harvard Institute for International Development. Ms. Betz holds an A.B. in government from Harvard College, as well as an M.A. in international economics and Asian studies from the Nitze School of Advanced International Studies at The Johns Hopkins University.

JONATHON S. ONG, CFA, Director, is a Sydney-based research analyst specializing in equities of Asia/Pacific telecommunications companies and has been a team member of the fund since August 2004. He joined Credit Suisse Asset Management Limited (Australia) in 1999 from Bankers Trust Australia, where he held a similar position and was deputy of the global telecommunications research team. Previously, he was a generalist analyst in Hong Kong equities at Kim Eng Securities in Hong Kong. Mr. Ong holds a Bachelor of Business degree from Monash University and a B.S. in human immunology from Melbourne University.

ELIZABETH H. EATON, Vice President, is a London-based equity analyst specializing in Emerging Europe and has been a team member of the fund since August 2004. She joined CSAM in 1998 as a quantitative analyst in New York specializing in global emerging equity markets. Ms. Eaton holds a B.S. in economics from the University of Pennsylvania.


            Job titles indicate position with the investment adviser.

MATTHEW J. K. HICKMAN, Vice President, is a portfolio manager specializing in emerging equity markets and has been a team member of the portfolio since December 2003. He joined CSAM in 2003 from Compass Group Investment Advisors, where he was general manager of the private wealth management division based in Santiago, Chile. Previously, he was a financial advisor in Credit Suisse First Boston's Private Client Services channel, and an equity analyst focusing on Latin American telecommunications companies and several Latin American country markets at ABN AMRO, Lehman Brothers, Bear Stearns, James Capel, and Rothschild Group. Mr. Hickman holds a B.A. in modern languages from Cambridge University and a diploma in corporate finance from London Business School. He is fluent in Spanish, Portuguese and French.


            Job titles indicate position with the investment adviser.

                            MORE ABOUT YOUR PORTFOLIO

o  SHARE VALUATION

   The net asset value of the portfolio is determined daily as of the close of regular trading (normally 4 p.m. eastern time) on the New York Stock Exchange, Inc. (the "NYSE") on each day the NYSE is open for business. The portfolio's equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that this method would not represent fair value. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the portfolio's Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The portfolio may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities.

   The portfolio's fair valuation policies are designed to reduce dilution and other adverse effects on long-term shareholders of trading practices that seek to take advantage of "stale" or otherwise inaccurate prices. Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. A fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations or its own fair value procedures to price the same securities. There can be no assurance that the portfolio could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the portfolio determines its net asset value.

   Some of the portfolio's securities may be listed on foreign exchanges that are open on days (such as U.S. holidays) when the portfolio does not compute its price. This could cause the value of the portfolio's portfolio investments to be affected by trading on days when you cannot buy or sell shares.

o  DISTRIBUTIONS

   As a portfolio investor, you will receive distributions.

   The portfolio earns dividends from stocks and interest from bond, money-market and other investments. These are passed along as dividend distributions. The portfolio realizes capital gains whenever it sells securities for a higher price than it paid for them. These are passed along as capital gain distributions.

   The portfolio typically distributes dividend income and capital gains at least annually, usually in December. The portfolio may make additional distributions and dividends if necessary for the portfolio to avoid a federal tax. Unless otherwise specified, distributions will be reinvested automatically in additional shares of the portfolio.

   Estimated year-end distribution information, including record and payment dates, generally will be available late in the year at www.csam.com or by calling 1-800-222-8977.

o  TAXES

   For a discussion of the tax status of a variable contract or pension or retirement plan, refer to the prospectus of the sponsoring participating insurance company separate account or plan documents or other informational materials supplied by plan sponsors.

   Because shares of the portfolio may be purchased only through variable contracts and plans, income dividends and capital gain distributions from the portfolio are taxable, if at all, to the participating insurance companies and plans and the variable contract owner or plan participant generally will not be subject to tax on such dividends and distributions until they are distributed to such owner or participant from their respective variable contract or plan.

   The portfolio intends to comply with the diversification requirements currently imposed by the Internal Revenue Code on separate accounts of insurance companies as a condition of maintaining the tax-deferred status of variable contracts.

o  STATEMENTS AND REPORTS

   The portfolio produces financial reports, which include a list of the portfolio's holdings, semiannually and updates its prospectus annually. The portfolio generally does not hold shareholder meetings. To reduce expenses by eliminating duplicate mailings to the same address, the portfolio may choose to mail only one report, prospectus or proxy statement to your household, even if more than one person in the household has an account with the portfolio. If you would like to receive additional reports, prospectuses or proxy statements, please call 1-800-222-8977.

   The portfolio discloses its portfolio holdings and certain of the portfolio's statistical characteristics, such as industry diversification, as of the end of each calendar month on its website, www.csam.com/us. This information is posted on the portfoliowebsite after the end of each month and generally remains available until the portfolio holdings and other information as of the end of the next calendar month is posted on the website. A description of the portfolio's policies and procedures with respect to disclosure of its portfolio securities is available in the portfolio's SAI.

                            BUYING AND SELLING SHARES

   You may not buy or sell shares of the portfolio directly; you may only buy or sell shares through variable-annuity contracts and variable life insurance contracts offered by separate accounts of certain insurance companies or through tax-qualified pension and retirement plans. The portfolio may not be available in connection with a particular contract or plan.

   An insurance company's separate accounts buy and sell shares of the portfolio at NAV, without any sales or other charges. Each insurance company receives orders from its contract holders to buy or sell shares of the portfolio on any business day that the portfolio calculates its NAV. If the order is received by the insurance company prior to the close of regular trading on the NYSE, the order will be executed at that day's NAV.

   Plan participants may buy shares of the portfolio through their plan by directing the plan trustee to buy shares for their account in a manner similar to that described above for variable annuity and variable life insurance contracts. You should contact your plan sponsor concerning the appropriate procedure for investing in the portfolio.

   The portfolio reserves the right to:

o change or discontinue its exchange privilege after 60 days' notice to current investors

o  temporarily suspend the exchange privilege during unusual market conditions

o  charge a wire-redemption fee

o make a "redemption in kind"--payment in portfolio securities rather than cash--for certain large redemption amounts that could hurt portfolio operations

o suspend redemptions or postpone payment dates as permitted by law (such as during periods other than weekends or holidays when the NYSE is closed or trading on the NYSE is restricted, or any other time that the SEC permits)

o stop offering its shares for a period of time (such as when management believes that a substantial increase in assets could adversely affect it)

                                 OTHER POLICIES

o  FREQUENT PURCHASES AND SALES OF PORTFOLIO SHARES

   Frequent purchases and redemptions of portfolio shares present risks to the contract owners or plan participants who hold shares of the portfolio through their annuity contracts or pension plans over the long term. These risks include the potential for dilution in the value of portfolio shares; interference with the efficient management of the portfolio, such as the need to keep a larger portion of the portfolio invested in cash or short-term securities, or to sell securities, rather than maintaining full investment in securities selected to achieve the portfolio's investment objective; losses on the sale of investments resulting from the need to sell securities at less favorable prices; and increased brokerage and administrative costs. These risks may be greater for portfolios investing in securities that are believed to be more susceptible to pricing discrepancies, such as foreign securities, high yield debt securities and small capitalization securities, as certain investors may seek to make short-term trades as part of strategies aimed at taking advantage of "stale" or otherwise inaccurate prices for portfolio holdings (e.g., "time zone arbitrage").

   The portfolio will take steps to detect and eliminate excessive trading in portfolio shares, pursuant to the portfolio's policies as described in this Prospectus and approved by the Board of Trustees. The portfolio defines excessive trading or "market timing" as two round trips (purchase and redemption of comparable assets) by an investor within 60 days. An account that is determined to be engaged in market timing will be restricted from making future purchases or exchange purchases in any of the Credit Suisse Funds. However, the portfolio's shares are offered exclusively to insurance company separate accounts that fund certain insurance contracts, or to tax-qualified pension and retirement plans. These shareholders typically hold portfolio shares for a number of contracts or participants in a single account, and the portfolio generally has little or no access to the records of individual contract holders or plan participants. As a result, the portfolio is dependent on the rights, ability and willingness of these participating insurance companies and plans to enforce the portfolio's excessive trading policies. It should also be noted that insurance company separate accounts and plans may have their own policies and procedures to detect and prevent excessive trading in shares of the underlying mutual funds they offer, which may define market timing differently than the portfolio does and have different consequences associated with it. The portfolio works with insurance companies and plans that offer portfolio shares to monitor trading activity by such contract holders and plan participants in order to detect and eliminate excessive trading activity by such contract holders and plan participants, but may not be successful in causing insurance companies and plans to limit frequent trading by their contract holders and plan participants. Consequently, there can be no assurance that excessive trading in portfolio shares will not occur.

   The portfolio reserves the right to reject a purchase or exchange purchase order for any reason with or without prior notice to the insurance contract or plan. In particular, the portfolio reserves the right to reject a purchase or an exchange purchase order from any insurance contract or plan that in its opinion has not taken effective steps to detect and prevent frequent purchases and sales of portfolio shares.

   The portfolio has also adopted fair valuation policies to protect the portfolio from "time zone arbitrage" with respect to foreign securities holdings and other trading practices that seek to take advantage of "stale" or otherwise inaccurate prices. See "More About Your Portfolio - Share Valuation."

   The portfolio's policies and procedures may be modified or terminated at any time upon notice of material changes to shareholders and prospective investors.

                                OTHER INFORMATION

o  ABOUT THE DISTRIBUTOR

   Credit Suisse Asset Management Securities, Inc. (CSAMSI), an affiliate of CSAM, serves as distributor of the portfolio's shares. CSAMSI or its affiliates (including CSAM) may make payments out of their own resources to firms offering shares of the portfolio for providing administration, subaccounting, transfer agency and/or other services. CSAMSI or its affiliates may also make payments out of past profits and other available sources for marketing, promotional or related expenses. Such payments may be made to insurance companies and other entities offering shares of the portfolio and/or providing services with respect to such shares. The amount of these payments is determined by CSAMSI or its affiliates and may be substantial. For further information on the distributor's payments for distribution and shareholder servicing, see "Management of the Fund--Distribution and Shareholder Servicing" in the Statement of Additional Information.

                              FOR MORE INFORMATION

   This Prospectus is intended for use in connection with certain insurance products and pension and retirement plans. Please refer to the prospectus of the sponsoring participating insurance company separate account or to the plan documents or other informational materials supplied by plan sponsors for information regarding distributions and instructions on purchasing or selling a variable contract and on how to select the portfolio as an investment option for a variable contract or plan. More information about the portfolio is available free upon request, including the following:

o  ANNUAL/SEMIANNUAL REPORTS TO SHAREHOLDERS

   Includes financial statements, portfolio investments and detailed performance information.

   The Annual Report also contains a letter from the portfolio managers discussing market conditions and investment strategies that significantly affected portfolio performance during its past year.

o  OTHER INFORMATION

   A current Statement of Additional Information (SAI) which provides more details about the portfolio is on file with the SEC and is incorporated by reference.

   You may visit the SEC's Internet website (www.sec.gov) to view the SAI, material incorporated by reference and other information. You can also obtain copies by visiting the SEC's Public Reference Room in Washington, DC (phone 202-942-8090) or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-0102 or electronically at publicinfo@sec.gov.

   Please contact Credit Suisse Trust to obtain, without charge, the SAI and Annual and Semiannual Reports and other information and to make shareholder inquiries:

BY TELEPHONE:
   800-222-8977

BY FACSIMILE:
   646-354-5026

BY MAIL:
   Credit Suisse Trust
   P.O. Box 55030
   Boston, MA 02205-5030

BY OVERNIGHT OR COURIER SERVICE:
   Boston Financial Data Services, Inc.
   Attn: Credit Suisse Trust
   66 Brooks Drive
   Braintree, MA 02184

ON THE INTERNET:
   www.csam.com/us

SEC FILE NUMBER:
Credit Suisse Trust            811-07261


P.O. BOX 55030, BOSTON, MA 02205-5030
800-222-8977 o  WWW.CSAM.COM/US

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.       TREMK-1-0205

                       STATEMENT OF ADDITIONAL INFORMATION

                                  MAY 1, 2005

                        --------------------------------

                               CREDIT SUISSE TRUST

                           Emerging Markets Portfolio
                            Large Cap Value Portfolio
                          International Focus Portfolio
                           Global Small Cap Portfolio
                           Small Cap Growth Portfolio
                            Mid-Cap Growth Portfolio

This combined Statement of Additional Information provides information about Credit Suisse Trust (the "Trust"), relating to the Emerging Markets, Large Cap Value, International Focus, Global Small Cap, Small Cap Growth and Mid-Cap Growth Portfolios (each, a "Portfolio," and collectively, the "Portfolios") that supplements information contained in the Prospectus for each Portfolio (each, a "Prospectus," and collectively, the "Prospectuses"), dated May 1, 2005.

Each Portfolio's audited Annual Report dated December 31, 2004, which either accompanies this Statement of Additional Information or has previously been provided to the investor to whom this Statement of Additional Information is being sent, is incorporated herein by reference.

This Statement of Additional Information is not itself a Prospectus, and no investment in shares of the Portfolios should be made solely upon the information contained herein. Copies of the Trust's Prospectuses, Annual Report and information regarding each Portfolio's current performance may be obtained by writing or telephoning:




                               CREDIT SUISSE TRUST
                                 P.O. BOX 55030
                              BOSTON, MA 02205-5030
                                 1-800-222-8977

                                     Table of Contents

                                                                                       Page
INVESTMENT OBJECTIVES AND POLICIES. . . . . . . . . . . . . . . . . . . . . . . . . .     1
     General Investment Strategies. . . . . . . . . . . . . . . . . . . . . . . . . .     2
     Strategic and Other Transactions . . . . . . . . . . . . . . . . . . . . . . . .     2
          Hedging Generally . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     2
     Options on Securities and Securities Indices and Currency Exchange
          Transactions . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      3
          Securities Options. . . . . . . . . . . . . . . . . . . . . . . . . . . . .     3
     Futures Activities . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     9
          Futures Contracts.. . . . . . . . . . . . . . . . . . . . . . . . . . . . .     9
          Options on Futures Contracts. . . . . . . . . . . . . . . . . . . . . . . .    10
          Swaps . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    11
          Asset Coverage for Forward Contracts, Options, Futures and Options on
               Futures and Swaps. . . . . . . . . . . . . . . . . . . . . . . . . . .    12
          Foreign Investments . . . . . . . . . . . . . . . . . . . . . . . . . . . .    12
          Foreign Currency Exchange . . . . . . . . . . . . . . . . . . . . . . . . .    13
          Information . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    13
          Political Instability . . . . . . . . . . . . . . . . . . . . . . . . . . .    13
          Foreign Markets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    13
          Increased Expenses. . . . . . . . . . . . . . . . . . . . . . . . . . . . .    14
          Privatizations. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    14
          Foreign Debt Securities . . . . . . . . . . . . . . . . . . . . . . . . . .    14
          Sovereign Debt. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    14
          Brady Bonds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    15
          Emerging Markets. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    16
          Japanese Investments. . . . . . . . . . . . . . . . . . . . . . . . . . . .    16
          Currency Fluctuation. . . . . . . . . . . . . . . . . . . . . . . . . . . .    17
          Securities Markets. . . . . . . . . . . . . . . . . . . . . . . . . . . . .    17
          Foreign Trade . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    17
          U.S. Government Securities. . . . . . . . . . . . . . . . . . . . . . . . .    18
          Money Market Obligations. . . . . . . . . . . . . . . . . . . . . . . . . .    19
          Repurchase Agreements . . . . . . . . . . . . . . . . . . . . . . . . . . .    19
          Money Market Mutual Funds . . . . . . . . . . . . . . . . . . . . . . . . .    19
          Debt Securities . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    20
          Below Investment Grade Securities . . . . . . . . . . . . . . . . . . . . .    20
          Convertible Securities. . . . . . . . . . . . . . . . . . . . . . . . . . .    21
          Structured Securities . . . . . . . . . . . . . . . . . . . . . . . . . . .    22
          Mortgage-Backed Securities. . . . . . . . . . . . . . . . . . . . . . . . .    22
          Asset-Backed Securities . . . . . . . . . . . . . . . . . . . . . . . . . .    23
          Loan Participations and Assignments . . . . . . . . . . . . . . . . . . . .    24
          Structured Notes, Bonds or Debentures . . . . . . . . . . . . . . . . . . .    24
          Stand-By Commitments (Emerging Markets Portfolio Only). . . . . . . . . . .    25
          Temporary Defensive Strategies. . . . . . . . . . . . . . . . . . . . . . .    25
          Securities of Other Investment Companies. . . . . . . . . . . . . . . . . .    26
          Lending of Portfolio Securities . . . . . . . . . . . . . . . . . . . . . .    26


                                        i

          When-Issued Securities and Delayed-Delivery Transactions. . . . . . . . . .    27
          Short Sales . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    27
          Reverse Repurchase Agreements and Dollar Rolls. . . . . . . . . . . . . . .    28
          Warrants. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    29
          Non-Publicly Traded and Illiquid Securities . . . . . . . . . . . . . . . .    30
          Rule 144A Securities. . . . . . . . . . . . . . . . . . . . . . . . . . . .    31
          Borrowing . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    31
          Small Capitalization and Emerging Growth Companies; Unseasoned
               Issuers. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    31
          "Special Situation" Companies . . . . . . . . . . . . . . . . . . . . . . .    32
          General . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    32
          Private Funds  (Global Small Cap Portfolio Only). . . . . . . . . . . . . .    32
          REITs . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    34
INVESTMENT RESTRICTIONS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    34
PORTFOLIO VALUATION . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    36
PORTFOLIO TRANSACTIONS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    37
PORTFOLIO TURNOVER. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    41
MANAGEMENT OF THE TRUST . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    42
          Officers and Board of Trustees. . . . . . . . . . . . . . . . . . . . . . .    42
          Proxy Voting Policy . . . . . . . . . . . . . . . . . . . . . . . . . . . .    48
          Disclosure of Portfolio Holdings. . . . . . . . . . . . . . . . . . . . . .    49
          Investment Advisers and Co-Administrators . . . . . . . . . . . . . . . . .    51
     Sub-Advisory Agreements. . . . . . . . . . . . . . . . . . . . . . . . . . . . .    53
     Board Approval of Advisory Agreements. . . . . . . . . . . . . . . . . . . . . .    56
     Co-Administration Agreements . . . . . . . . . . . . . . . . . . . . . . . . . .    60
          Code of Ethics. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    62
     Custodian and Transfer Agent . . . . . . . . . . . . . . . . . . . . . . . . . .    62
          Distribution and Shareholder Servicing. . . . . . . . . . . . . . . . . . .    63
          Organization of the Trust . . . . . . . . . . . . . . . . . . . . . . . . .    64
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION. . . . . . . . . . . . . . . . . . . .    65
ADDITIONAL INFORMATION CONCERNING TAXES . . . . . . . . . . . . . . . . . . . . . . .    66
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND
COUNSEL . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    70
FINANCIAL STATEMENTS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    70
MISCELLANEOUS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    70
APPENDIX A - PROXY VOTING POLICY. . . . . . . . . . . . . . . . . . . . . . . . . . .   A-1
APPENDIX B - DESCRIPTION OF RATINGS . . . . . . . . . . . . . . . . . . . . . . . . .   B-1
APPENDIX C - FEE ARRANGEMENT FOR THE SALE OF
SHARES OF THE CREDIT SUISSE TRUST . . . . . . . . . . . . . . . . . . . . . . . . . .   C-1

                       INVESTMENT OBJECTIVES AND POLICIES

          The following information supplements the descriptions of each Portfolio's investment objective and policies in the Prospectuses. There are no assurances that the Portfolios will achieve their investment objectives.

          The investment objective of the Emerging Markets Portfolio is growth of capital. The Emerging Markets Portfolio will invest, under normal market conditions, at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of issuers from at least three emerging markets.

          The investment objective of the Global Small Cap Portfolio is long-term growth of capital. The Global Small Cap Portfolio will invest, under normal market conditions, at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of small companies from at least three countries, including the U.S.

          The investment objectives of the Large Cap Value Portfolio are long-term growth of capital and income. The Large Cap Value Portfolio, under normal market conditions, invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of U.S. companies with large market capitalizations. The Large Cap Value Portfolio considers a large company to be one whose market capitalization is equal to or greater than the smallest company in the Russell 1000 Index.

          The investment objective of the International Focus Portfolio is long-term capital appreciation. The International Focus Portfolio will invest, under normal market conditions, at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of issuers from at least three major foreign markets.

          The investment objective of the Mid-Cap Growth Portfolio is maximum capital appreciation. The Mid-Cap Growth Portfolio will invest, under normal market conditions, at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of mid-cap companies.

          The investment objective of the Small Cap Growth Portfolio is capital growth. The Small Cap Growth Portfolio will invest, under normal market condition, at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of small U.S. companies. The Small Cap Growth Portfolio considers a "small" company to be one whose market capitalization is within the range of capitalizations of companies in the Russell 2000 Index.

          Each Portfolio's investment objective may be changed by the Board of Trustees without shareholder approval.

          These percentage requirements will not be applicable during periods when a Portfolio pursues a temporary defensive strategy, as discussed below.

General Investment Strategies
-----------------------------

          Unless otherwise indicated, all of the Portfolios are permitted, but not obligated, to engage in the following investment strategies, subject to any percentage limitations set forth below. The Portfolios do not represent that these techniques are available now or will be available at any time in the future.

Strategic and Other Transactions
--------------------------------

          Subject to the limitations described above, up to 25% of a Portfolio's assets may be at risk in connection with the strategies described below. The amount of assets considered to be "at risk" in these transactions is, in the case of purchasing options, the amount of the premium paid and in the case of writing options, the value of the underlying obligation.

          HEDGING GENERALLY. Each Portfolio may enter into options, futures and currency exchange transactions for several purposes, including generating current income to offset expenses or increase return, and as hedges to reduce investment risk, generally by making an investment expected to move in the opposite direction of a portfolio position. A hedge is designed to offset a loss in a portfolio position with a gain in the hedged position; at the same time, however, a properly correlated hedge will result in a gain in the portfolio position being offset by a loss in the hedged position. As a result, the use of options, futures and currency exchange transactions for hedging purposes could limit any potential gain from an increase in the value of the position hedged. In addition, the movement in the portfolio position hedged may not be of the same magnitude as movement in the hedge. With respect to futures contracts, since the value of portfolio securities will far exceed the value of the futures contracts sold by a Portfolio, an increase in the value of the futures contracts could only mitigate, but not totally offset, the decline in the value of a Portfolio's assets.

          In hedging transactions based on an index, whether a Portfolio will realize a gain or loss depends upon movements in the level of securities prices in the stock market generally or, in the case of certain indexes, in an industry or market segment, rather than movements in the price of a particular security. The risk of imperfect correlation increases as the composition of a Portfolio's portfolio varies from the composition of the index. In an effort to compensate for imperfect correlation of relative movements in the hedged position and the hedge, a Portfolio's hedge positions may be in a greater or lesser dollar amount than the dollar amount of the hedged position. Such "over hedging" or "under hedging" may adversely affect a Portfolio's net investment results if the markets do not move as anticipated when the hedge is established. Securities index futures transactions may be subject to additional correlation risks. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which would distort the normal relationship between the securities index and futures markets. Secondly, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market also may cause temporary price distortions. Because of the possibility of price distortions in the futures market and the imperfect correlation between movements in the securities index and movements in the price of securities index futures, a correct forecast of general market trends by

Credit Suisse Asset Management, LLC ("CSAM") still may not result in a successful hedging transaction.

          Each Portfolio will engage in hedging transactions only when deemed advisable by CSAM, and successful use by the Portfolios of hedging transactions will be subject to CSAM's ability to predict trends in currency, interest rate or securities markets, as the case may be, and to predict correctly movements in the directions of the hedge and the hedged position and the correlation between them, which predictions could prove to be inaccurate. This requires different skills and techniques than predicting changes in the price of individual securities, and there can be no assurance that the use of these strategies will be successful. Even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or trends. Losses incurred in hedging transactions and the costs of these transactions will affect a Portfolio's performance.

          To the extent that a Portfolio engages in the strategies described below, the Portfolio may experience losses greater than if these strategies had not been utilized. In addition to the risks described above, these instruments may be illiquid and/or subject to trading limits, and a Portfolio may be unable to close out a position without incurring substantial losses, if at all. The Portfolios are also subject to the risk of a default by a counterparty to an off-exchange transaction.

Options on Securities and Securities Indices and Currency Exchange Transactions
-------------------------------------------------------------------------------

          Each Portfolio may purchase and write (sell) options on securities, securities indices and currencies for hedging purposes or to increase total return. Each Portfolio may enter into futures contracts and options on futures contracts on securities, securities indices, foreign currencies interest rates and may engage in spot and forward currency exchange transactions (known as "foreign exchange transactions") for these same purposes, which may involve speculation. The amount of assets considered to be "at risk" in these transactions is, in the case of purchasing options, the amount of the premium paid, and, in the case of writing options, the value of the underlying obligation.

          SECURITIES OPTIONS. Each Portfolio may write covered put and call options on stock and debt securities and may purchase such options that are traded on foreign and U.S. exchanges, as well as over-the-counter ("OTC") options. A Portfolio realizes fees (referred to as "premiums") for granting the rights evidenced by the options it has written. A put option embodies the right of its purchaser to compel the writer of the option to purchase from the option holder an underlying security at a specified price for a specified time period or at a specified time. In contrast, a call option embodies the right of its purchaser to compel the writer of the option to sell to the option holder an underlying security at a specified price for a specified time period or at a specified time.

          The potential loss associated with purchasing an option is limited to the premium paid, and the premium would partially offset any gains achieved from its use. However, for an option writer the exposure to adverse price movements in the underlying security or index is potentially unlimited during the exercise period. Writing securities options may result in substantial losses to a Portfolio, force the sale or purchase of portfolio securities at inopportune times or at less advantageous prices, limit the amount of appreciation the Portfolio could realize on its investments or require the Portfolio to hold securities it would otherwise sell.

          The principal reason for writing covered options on a security is to attempt to realize, through the receipt of premiums, a greater return than would be realized on the securities alone. In return for a premium, a Portfolio as the writer of a covered call option forfeits the right to any appreciation in the value of the underlying security above the strike price for the life of the option (or until a closing purchase transaction can be effected). When a Portfolio writes call options, it retains the risk of a decline in the price of the underlying security. The size of the premiums that the Portfolios may receive may be adversely affected as new or existing institutions, including other investment companies, engage in or increase their option-writing activities.

          If security prices rise, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices decline, the put writer would expect to suffer a loss. This loss may be less than the loss from purchasing the underlying instrument directly to the extent that the premium received offsets the effects of the decline.

          In the case of options written by a Portfolio that are deemed covered by virtue of the Portfolio's holding convertible or exchangeable preferred stock or debt securities, the time required to convert or exchange and obtain physical delivery of the underlying common stock with respect to which the Portfolio has written options may exceed the time within which the Portfolio must make delivery in accordance with an exercise notice. In these instances, a Portfolio may purchase or temporarily borrow the underlying securities for purposes of physical delivery. By so doing, the Portfolio will not bear any market risk, since the Portfolio will have the absolute right to receive from the issuer of the underlying security an equal number of shares to replace the borrowed securities, but the Portfolio may incur additional transaction costs or interest expenses in connection with any such purchase or borrowing.

          Additional risks exist with respect to certain of the securities for which a Portfolio may write covered call options. For example, if the Portfolio writes covered call options on mortgage-backed securities, the mortgage-backed securities that it holds as cover may, because of scheduled amortization or unscheduled prepayments, cease to be sufficient cover. If this occurs, the Portfolio will compensate for the decline in the value of the cover by purchasing an appropriate additional amount of mortgage-backed securities.

          Options written by a Portfolio will normally have expiration dates between one and nine months from the date written. The exercise price of the options may be below, equal to or above the market values of the underlying securities at the times the options are written. In the case of call options, these exercise prices are referred to as "in-the-money," "at-the-money" and "out-of-the-money," respectively. Each Portfolio may write (i) in-the-money call options when CSAM expects that the price of the underlying security will remain flat or decline moderately during the option period, (ii) at-the-money call options when CSAM expects that the price of the underlying security will remain flat or advance moderately during the option period and (iii) out-of-the-money call options when CSAM expects that the premiums received from writing the call option plus the appreciation in market price of the underlying security up to the exercise price will be greater than the appreciation in the price of the underlying security alone. In any of the preceding situations, if the market price of the underlying security declines and the security is sold at this lower price, the amount of any realized loss will be offset wholly or in part by the premium received. Out-of-the-money, at-the-money and in-the-money put options (the reverse of call options as to the relation of exercise price to market price) may be used in the same market environments that such call options are used in equivalent transactions. To secure its obligation to deliver the underlying security when it writes a call option, each Portfolio will be required to deposit in escrow the underlying security or other assets in accordance with the rules of the Options Clearing Corporation (the "Clearing Corporation") and of the securities exchange on which the option is written.

          Prior to their expirations, put and call options may be sold in closing sale or purchase transactions (sales or purchases by a Portfolio prior to the exercise of options that it has purchased or written, respectively, of options of the same series) in which a Portfolio may realize a profit or loss from the sale. An option position may be closed out only where there exists a secondary market for an option of the same series on a recognized securities exchange or in the OTC market. When a Portfolio has purchased an option and engages in a closing sale transaction, whether the Portfolio realizes a profit or loss will depend upon whether the amount received in the closing sale transaction is more or less than the premium the Portfolio initially paid for the original option plus the related transaction costs. Similarly, in cases where a Portfolio has written an option, it will realize a profit if the cost of the closing purchase transaction is less than the premium received upon writing the original option and will incur a loss if the cost of the closing purchase transaction exceeds the premium received upon writing the original option. A Portfolio may engage in a closing purchase transaction to realize a profit, to prevent an underlying security with respect to which it has written an option from being called or put or, in the case of a call option, to unfreeze an underlying security (thereby permitting its sale or the writing of a new option on the security prior to the outstanding option's expiration). The obligation of a Portfolio under an option it has written would be terminated by a closing purchase transaction (the Portfolio would not be deemed to own an option as a result of the transaction). So long as the obligation of a Portfolio as the writer of an option continues, the Portfolio may be assigned an exercise notice by the broker-dealer through which the option was sold, requiring the Portfolio to deliver the underlying security against payment of the exercise price. This obligation terminates when the option expires or the Portfolio effects a closing purchase transaction. A Portfolio cannot effect a closing purchase transaction with respect to an option once it has been assigned an exercise notice.

          There is no assurance that sufficient trading interest will exist to create a liquid secondary market on a securities exchange for any particular option or at any particular time, and for some options no such secondary market may exist. A liquid secondary market in an option may cease to exist for a variety of reasons. In the past, for example, higher than anticipated trading activity or order flow or other unforeseen events have at times rendered certain of the facilities of the Clearing Corporation and various securities exchanges inadequate and resulted in the institution of special procedures, such as trading rotations, restrictions on certain types of orders or trading halts or suspensions in one or more options. There can be no assurance that similar events, or events that may otherwise interfere with the timely execution of customers' orders, will not recur. In such event, it might not be possible to effect closing transactions in particular options. Moreover, a Portfolio's ability to terminate options positions established in the OTC market may be more limited than for exchange-traded options and may also involve the risk that securities dealers participating in OTC transactions would fail to meet their obligations to the Portfolio. The Portfolios, however, will purchase OTC options only from dealers whose debt securities, as determined by CSAM, are considered to be investment grade. If, as a covered call option writer, the Portfolio is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security and would continue to be at market risk on the security.

          Securities exchanges generally have established limitations governing the maximum number of calls and puts of each class which may be held or written, or exercised within certain time periods by an investor or group of investors acting in concert (regardless of whether the options are written on the same or different securities exchanges or are held, written or exercised in one or more accounts or through one or more brokers). It is possible that the Portfolios and other clients of CSAM and certain of its affiliates may be considered to be such a group. A securities exchange may order the liquidation of positions found to be in violation of these limits and it may impose certain other sanctions. These limits may restrict the number of options the Portfolios will be able to purchase on a particular security.

          SECURITIES INDEX OPTIONS. Each Portfolio may purchase and write exchange-listed and OTC put and call options on securities indexes. A securities index measures the movement of a certain group of securities by assigning relative values to the securities included in the index, fluctuating with changes in the market values of the securities included in the index. Some securities index options are based on a broad market index, such as the New York Stock Exchange (the "NYSE") Composite Index, or a narrower market index such as the Standard & Poor's 100. Indexes may also be based on a particular industry or market segment.

          Options on securities indexes are similar to options on securities except that (i) the expiration cycles of securities index options are monthly, while those of securities options are currently quarterly, and (ii) the delivery requirements are different. Instead of giving the right to take or make delivery of securities at a specified price, an option on a securities index gives the holder the right to receive a cash "exercise settlement amount" equal to (a) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (b) a fixed "index multiplier." Receipt of this cash amount will depend upon the closing level of the securities index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the exercise price of the index and the exercise price of the option times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Securities index options may be offset by entering into closing transactions as described above for securities options.

          OTC OPTIONS. Each Portfolio may purchase OTC or dealer options or sell covered OTC options. Unlike exchange-listed options where an intermediary or clearing corporation, such as the Clearing Corporation, assures that all transactions in such options are properly executed, the responsibility for performing all transactions with respect to OTC options rests solely with the writer and the holder of those options. A listed call option writer, for example, is obligated to deliver the underlying securities to the clearing organization if the option is exercised, and the clearing organization is then obligated to pay the writer the exercise price of the option. If a Portfolio were to purchase a dealer option, however, it would rely on the dealer from whom it purchased the option to perform if the option were exercised. If the dealer fails to honor the exercise of the option by a Portfolio, the Portfolio would lose the premium it paid for the option and the expected benefit of the transaction.

          Exchange-traded options generally have a continuous liquid market while OTC or dealer options do not. Consequently, a Portfolio will generally be able to realize the value of a dealer option it has purchased only by exercising it or reselling it to the dealer who issued it. Similarly, when a Portfolio writes a dealer option, it generally will be able to close out the option prior to its expiration only by entering into a closing purchase transaction with the dealer to which the Portfolio originally wrote the option. Although the Portfolios will seek to enter into dealer options only with dealers who will agree to and that are expected to be capable of entering into closing transactions with the Portfolios, there can be no assurance that the Portfolios will be able to liquidate a dealer option at a favorable price at any time prior to expiration. The inability to enter into a closing transaction may result in material losses to a Portfolio. Until a Portfolio, as a covered OTC call option writer, is able to effect a closing purchase transaction, it will not be able to liquidate securities (or other assets) used to cover the written option until the option expires or is exercised. This requirement may impair each Portfolio's ability to sell portfolio securities or, with respect to currency options, currencies at a time when such sale might be advantageous.

          CURRENCY EXCHANGE TRANSACTIONS. The value in U.S. dollars of the each Portfolio's assets that are invested in foreign securities may be affected favorably or unfavorably by a variety of factors not applicable to investment in U.S. securities, and the Portfolio may incur costs in connection with conversion between various currencies. Currency exchange transactions may be from any non-U.S. currency into U.S. dollars or into other appropriate currencies. Each Portfolio will conduct its currency exchange transactions (i) on a spot (i.e., cash) basis at the rate prevailing in the currency exchange market, (ii) through entering into currency futures contracts or options on such contracts (as described below), (iii) through entering into forward contracts to purchase or sell currency or (iv) by purchasing exchange-traded currency options. Each Portfolio may engage in currency transactions for both hedging purposes and to increase total return, which may involve speculation.

          FORWARD CURRENCY CONTRACTS. A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into in the interbank market conducted directly between currency traders (usually large commercial banks and brokers) and their customers. Forward currency contracts are similar to currency futures contracts, except that futures contracts are traded on commodities exchanges and are standardized as to contract size and delivery date.

          Each Portfolio may also enter into forward currency contracts with respect to specific transactions. For example, when a Portfolio anticipates the receipt in a foreign currency of interest payments on a security that it holds, the Portfolio may desire to "lock-in" the U.S. dollar price of the security or the U.S. dollar equivalent of such payment, as the case may be, by entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars, of the amount of foreign currency involved in the underlying transaction. A Portfolio will thereby be able to protect itself against a possible loss resulting from an adverse change in the relationship between the currency exchange rates during the period between the date on which the security is purchased or sold, or on which the payment is declared, and the date on which such payments are made or received.

          At or before the maturity of a forward contract entered into to hedge against currency fluctuations with respect to a portfolio security, a Portfolio may either sell the portfolio security and make delivery of the currency, or retain the security and fully or partially offset its contractual obligation to deliver the currency by negotiating with its trading partner to enter into an offsetting transaction. If a Portfolio retains the portfolio security and engages in an offsetting transaction, the Portfolio, at the time of execution of the offsetting transaction, will incur a gain or a loss to the extent that movement has occurred in forward contract prices.

          Forward currency contracts are highly volatile, and a relatively small price movement in a forward currency contract may result in substantial losses to a Portfolio. To the extent a Portfolio engages in forward currency contracts to generate current income, the Portfolio will be subject to these risks which the Portfolio might otherwise avoid (e.g., through use of hedging transactions.)

          CURRENCY OPTIONS. Each Portfolio may purchase exchange-traded put and call options on foreign currencies. Put options convey the right to sell the underlying currency at a price which is anticipated to be higher than the spot price of the currency at the time the option is exercised. Call options convey the right to buy the underlying currency at a price which is expected to be lower than the spot price of the currency at the time the option is exercised.

          CURRENCY HEDGING. Each Portfolio's currency hedging will be limited to hedging involving either specific transactions or portfolio positions. Transaction hedging is the purchase or sale of forward currency with respect to specific receivables or payables of a Portfolio generally accruing in connection with the purchase or sale of its portfolio securities. Position hedging is the sale of forward currency with respect to portfolio security positions. A Portfolio may not position hedge to an extent greater than the aggregate market value (at the time of entering into the hedge) of the hedged securities.

          A decline in the U.S. dollar value of a foreign currency in which a Portfolio's securities are denominated will reduce the U.S. dollar value of the securities, even if their value in the foreign currency remains constant. The use of currency hedges does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. For example, in order to protect against diminutions in the U.S. dollar value of non-dollar denominated securities it holds, a Portfolio may purchase foreign currency put options. If the value of the foreign currency does decline, the Portfolio will have the right to sell the currency for a fixed amount in dollars and will thereby offset, in whole or in part, the adverse effect on the U.S. dollar value of its securities that otherwise would have resulted. Conversely, if a rise in the U.S. dollar value of a currency in which securities to be acquired are denominated is projected, thereby potentially increasing the cost of the securities, the Portfolio may purchase call options on the particular currency. The purchase of these options could offset, at least partially, the effects of the adverse movements in exchange rates. The benefit to a Portfolio derived from purchases of currency options, like the benefit derived from other types of options, will be reduced by premiums and other transaction costs. Because transactions in currency exchange are generally conducted on a principal basis, no fees or commissions are generally involved. Instead, profit to the currency trader is included in the purchase price. Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Although currency hedges limit the risk of loss due to a decline in the value of a hedged currency, at the same time, they also limit any potential gain that might result should the value of the currency increase. If a devaluation is generally anticipated, a Portfolio may not be able to contract to sell a currency at a price above the devaluation level it anticipates.

          While the values of currency futures and options on futures, forward currency contracts and currency options may be expected to correlate with exchange rates, they will not reflect other factors that may affect the value of a Portfolio's investments and a currency hedge may not be entirely successful in mitigating changes in the value of the Portfolio's investments denominated in that currency. A currency hedge, for example, should protect a Yen-denominated bond against a decline in the Yen, but will not protect the Portfolio against a price decline if the issuer's creditworthiness deteriorates.

Futures Activities
------------------

          Each Portfolio may enter into foreign currency, interest rate and securities index futures contracts and purchase and write (sell) related options traded on exchanges designated by the Commodity Futures Trading Commission (the "CFTC") or, consistent with CFTC regulations, on foreign exchanges. These futures contracts are standardized contracts for the future delivery of foreign currency or an interest rate sensitive security or, in the case of stock index and certain other futures contracts, a cash settlement with reference to a specified multiplier times the change in the specified index, exchange rate or interest rate. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract. These transactions may be entered into for "bona fide hedging" purposes as defined in CFTC regulations and other permissible purposes, including hedging against changes in the value of portfolio securities due to anticipated changes in currency values, interest rates and/or market conditions and increasing return. Aggregate initial margin and premiums (discussed below) required to establish positions other than those considered to be "bona fide hedging" will not exceed 5% of a Portfolio's net asset value after taking into account unrealized profits and unrealized losses on any such contracts it has entered into. Each Portfolio reserves the right to engage in transactions involving futures contracts and options on futures contracts in accordance with the Portfolio's policies. Each Portfolio is operated by a person who has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act and, therefore, who is not subject to registration or regulation as a pool operator under the Commodity Exchange Act.

          FUTURES CONTRACTS. A foreign currency futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specified non-U.S. currency at a specified price, date, time and place. An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest rate sensitive financial instrument (debt security) at a specified price, date, time and place. Securities indexes are capitalization weighted indexes which reflect the market value of the securities represented in the indexes. A securities index futures contract is an agreement to be settled by delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day on the contract and the price at which the agreement is made. The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract.

          No consideration is paid or received by a Portfolio upon entering into a futures contract. Instead, the Portfolio is required to segregate with its custodian an amount of cash or securities acceptable to the broker equal to approximately 1% to 10% of the contract amount (this amount is subject to change by the exchange on which the contract is traded, and brokers may charge a higher amount). This amount is known as "initial margin" and is in the nature of a performance bond or good faith deposit on the contract which is returned to the Portfolio upon termination of the futures contract, assuming all contractual obligations have been satisfied. The broker will have access to amounts in the margin account if a Portfolio fails to meet its contractual obligations. Subsequent payments, known as "variation margin," to and from the broker, will be made daily as the currency, financial instrument or securities index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." A Portfolio will also incur brokerage costs in connection with entering into futures contracts.

          At any time prior to the expiration of a futures contract, a Portfolio may elect to close the position by taking an opposite position, which will operate to terminate the Portfolio's existing position in the contract. Positions in futures contracts and options on futures contracts (described below) may be closed out only on the exchange on which they were entered into (or through a linked exchange). No secondary market for such contracts exists. Although each Portfolio may enter into futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist at any particular time. Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions at an advantageous price and subjecting the Portfolio to substantial losses. In such event, and in the event of adverse price movements, the Portfolio would be required to make daily cash payments of variation margin. In such situations, if the Portfolio had insufficient cash, it might have to sell securities to meet daily variation margin requirements at a time when it would be disadvantageous to do so. In addition, if the transaction is entered into for hedging purposes, in such circumstances the Portfolio may realize a loss on a futures contract or option that is not offset by an increase in the value of the hedged position. Losses incurred in futures transactions and the costs of these transactions will affect the Portfolio's performance.

          OPTIONS ON FUTURES CONTRACTS. Each Portfolio may purchase and write put and call options on foreign currency, interest rate and stock index futures contracts and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected; the ability to establish and close out positions on such options will be subject to the existence of a liquid market.

          An option on a currency, interest rate or securities index futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on a futures contract is limited to the premium paid for the option (plus transaction costs). Because the value of the option is fixed at the point of sale, there are no daily cash payments by the purchaser to reflect changes in the value of the underlying contract; however, the value of the option does change daily and that change would be reflected in the net asset value of each Portfolio.

          Swaps.  (Emerging Markets and International Focus Portfolios)  The
          -----
Emerging Markets and International Focus Portfolios may enter into swaps relating to interest rates, indexes, currencies and equity interests of foreign issuers. A swap transaction is an agreement between a Portfolio and a counterparty to act in accordance with the terms of the swap contract. Interest rate swaps involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments. Index swaps involve the exchange by the Portfolio with another party of the respective amounts payable with respect to a notional principal amount related to one or more indexes. Currency swaps involve the exchange of cash flows on a notional amount of two or more currencies based on their relative future values. An equity swap is an agreement to exchange streams of payments computed by reference to a notional amount based on the performance of a stock index, a basket of stocks or a single stock. A Portfolio may enter into these transactions for hedging purposes, such as to preserve a return or spread on a particular investment or portion of its assets, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the Portfolio anticipates purchasing at a later date. The Portfolios may also use these transactions for speculative purposes to increase total return, such as to obtain the price performance of a security without actually purchasing the security in circumstances under which, for example, the subject security is illiquid, unavailable for direct investment or available only on less attractive terms. Swaps have risks associated with them, including possible default by the counterparty to the transaction, illiquidity and, where swaps are used as hedges, the risk that the use of a swap could result in losses greater than if the swap had not been employed.

          A Portfolio will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the agreement, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. Swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to swaps is limited to the net amount of payments that the Portfolio is contractually obligated to make. If the counterparty to a swap defaults, the Portfolio's risk of loss consists of the net amount of payments that the Portfolio is contractually entitled to receive. Where swaps are entered into for good faith hedging purposes,

CSAM believes such obligations do not constitute senior securities under the Investment Company Act of 1940, as amended (the "1940 Act"), and, accordingly, will not treat them as being subject to a Portfolio's borrowing restrictions. Where swaps are entered into for other than hedging purposes, a Portfolio will segregate an amount of cash or liquid securities having a value equal to the accrued excess of its obligations over its entitlements with respect to each swap on a daily basis.

          Asset Coverage for Forward Contracts, Options, Futures and Options on
          ---------------------------------------------------------------------
Futures and Swaps.  Each Portfolio will comply with guidelines established by
-----------------
the U.S. Securities and Exchange Commission (the "SEC") with respect to coverage of forward currency contracts; options written by the Portfolios on currencies, securities and securities indexes and swaps; and currency, interest rate and index futures contracts and options on these futures contracts. These guidelines may, in certain instances, require segregation by the Portfolio of cash or liquid securities with its custodian or a designated sub-custodian to the extent the Portfolio's obligations with respect to these strategies are not otherwise "covered" through ownership of the underlying security, financial instrument or currency or by other portfolio positions or by other means consistent with applicable regulatory policies. Segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. As a result, there is a possibility that segregation of a large percentage of a Portfolio's assets could impede portfolio management or the Portfolio's ability to meet redemption requests or other current obligations.

          For example, a call option written by a Portfolio on securities may require the Portfolio to hold the securities subject to the call (or securities convertible into the securities subject to the call without additional consideration) or to segregate assets (as described above) sufficient to purchase and deliver the securities if the call is exercised. A call option written by a Portfolio on an index may require the Portfolio to own portfolio securities that correlate with the index or to segregate assets (as described above) equal to the excess of the index value over the exercise price on a current basis. A put option written by a Portfolio may require the Portfolio to segregate assets (as described above) equal to the exercise price. The Portfolio could purchase a put option if the strike price of that option is the same or higher than the strike price of a put option sold by the Portfolio. If a Portfolio holds a futures or forward contract, the Portfolio could purchase a put option on the same futures or forward contract with a strike price as high or higher than the price of the contract held. The Portfolio may enter into fully or partially offsetting transactions so that its net position, coupled with any segregated assets (equal to any remaining obligation), equals its net obligation. Asset coverage may be achieved by other means when consistent with applicable regulatory policies.

          Foreign Investments.  The Emerging Markets, International Focus and
          -------------------
Global Small Cap Portfolios will invest in foreign securities, and the Large Cap Value, Small Cap Growth and Mid-Cap Growth Portfolios may invest in foreign securities in amounts up to 20%, 10% and 10% of their total assets, respectively. As a result, investors should recognize that investing in foreign companies involves certain risks, including those discussed below, which are in addition to those associated with investing in U.S. issuers. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. In addition, foreign investments by the Portfolios are subject to the risk that natural disasters (such as an earthquake) will weaken a country's economy and cause investments in that country to lose money. Natural disaster risks are, of course, not limited to foreign investments and may apply to a Portfolio's domestic investments as well. A Portfolio may invest in securities of foreign governments (or agencies or instrumentalities thereof), and many, if not all, of the foregoing considerations apply to such investments as well.

          Foreign Currency Exchange. Since each Portfolio may invest in securities denominated in currencies other than the U.S. dollar, and since a Portfolio may temporarily hold funds in bank deposits or other money market investments denominated in foreign currencies, each Portfolio's investments in foreign companies may be affected favorably or unfavorably by exchange control regulations or changes in the exchange rate between such currencies and the dollar. A change in the value of a foreign currency relative to the U.S. dollar will result in a corresponding change in the dollar value of a Portfolio's assets denominated in that foreign currency. Changes in foreign currency exchange rates may also affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed by a Portfolio with respect to its foreign investments. Unless otherwise contracted, the rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets. Changes in the exchange rate may result over time from the interaction of many factors directly or indirectly affecting economic and political conditions in the United States and a particular foreign country, including economic and political developments in other countries. Governmental intervention may also play a significant role. National governments rarely voluntarily allow their currencies to float freely in response to economic forces. Sovereign governments use a variety of techniques, such as intervention by a country's central bank or imposition of regulatory controls or taxes, to affect the exchange rates of their currencies. A Portfolio may use hedging techniques with the objective of protecting against loss through the fluctuation of the valuation of foreign currencies against the U.S. dollar, particularly the forward market in foreign exchange, currency options and currency futures. See "Currency Exchange Transactions" and "Futures Activities" above.

          Information. The majority of the foreign securities held by a Portfolio will not be registered with, nor the issuers thereof be subject to reporting requirements of, the SEC. Accordingly, there may be less publicly available information about these securities and about the foreign company or government issuing them than is available about a domestic company or government entity. Foreign companies are generally subject to financial reporting standards, practices and requirements that are either not uniform or less rigorous than those applicable to U.S. companies.

          Political Instability. With respect to some foreign countries, there is the possibility of expropriation or confiscatory taxation, limitations on the removal of funds or other assets of the Portfolio, political or social instability, or domestic developments which could affect U.S. investments in those and neighboring countries.

          Foreign Markets. Securities of some foreign companies are less liquid and their prices are more volatile than securities of comparable U.S. companies. Certain foreign countries are known to experience long delays between the trade and settlement dates of securities purchased or sold, which may result in increased exposure to market and foreign exchange fluctuation and increased illiquidity.

          Increased Expenses. The operating expenses of the International Focus and Emerging Markets Portfolios (and, to the extent they invest in foreign securities, the Large Cap Value, Global Small Cap and Small Cap Growth Portfolios) can be expected to be higher than those of an investment company investing exclusively in U.S. securities, since the expenses of the Portfolio associated with foreign investing, such as custodial costs, valuation costs and communication costs, as well as the rate of the investment advisory fees, though similar to such expenses of some other international funds, are higher than those costs incurred by other investment companies. In addition, foreign securities may be subject to foreign government taxes that would reduce the net yield on such securities.

          Privatizations. Each Portfolio may invest in privatizations (i.e. foreign government programs of selling interests in government-owned or controlled enterprises). The ability of U.S. entities, such as the Portfolios, to participate in privatizations may be limited by local law, or the terms for participation may be less advantageous than for local investors. There can be no assurance that privatization programs will be available or successful. The International Focus and Emerging Markets Portfolios may invest to a significant extent in privatizations.

          Foreign Debt Securities. The returns on foreign debt securities reflect interest rates and other market conditions prevailing in those countries and the effect of gains and losses in the denominated currencies against the U.S. dollar, which have had a substantial impact on investment in foreign fixed income securities. The relative performance of various countries' fixed income markets historically has reflected wide variations relating to the unique characteristics of each country's economy. Year-to-year fluctuations in certain markets have been significant, and negative returns have been experienced in various markets from time to time.

          The foreign government securities in which a Portfolio may invest generally consist of obligations issued or backed by national, state or provincial governments or similar political subdivisions or central banks in foreign countries. Foreign government securities also include debt obligations of supranational entities, which include international organizations designated or backed by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the "World Bank"), the Asian Development Bank and the Inter-American Development Bank.

          Foreign government securities also include debt securities of "quasi-governmental agencies" and debt securities denominated in multinational currency units of an issuer (including supranational issuers). Debt securities of quasi-governmental agencies are issued by entities owned by either a national, state or equivalent government or are obligations of a political unit that is not backed by the national government's full faith and credit and general taxing powers.

          Sovereign Debt. Investments in sovereign debt involve special risks. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt, and a Portfolio may have limited legal recourse in the event of a default. Sovereign debt differs from debt obligations issued by private entities in that, generally, remedies for defaults must be pursued in the courts of the defaulting party. Legal recourse is therefore somewhat limited. Political conditions, especially a sovereign entity's willingness to meet the terms of its debt obligations, are of considerable significance. Also, there can be no assurance that the holders of commercial bank loans to the same sovereign entity may not contest payments to the holders of sovereign debt in the event of default under commercial bank loan agreements.

          Investors should also be aware that certain sovereign debt instruments in which a Portfolio may invest involve great risk. Sovereign debt of issuers in many emerging markets generally is deemed to be the equivalent in terms of quality to securities rated below investment grade by Moody's Investors Service ("Moody's") and the Standard & Poor's Division of The McGraw-Hill Companies, Inc. ("S&P"). Such securities are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations and involve major risk exposure to adverse conditions. Some of such sovereign debt, which may not be paying interest currently or may be in payment default, may be comparable to securities rated "D" by S&P or "C" by Moody's. A Portfolio may have difficulty disposing of certain sovereign debt obligations because there may be a limited trading market for such securities. Because there is no liquid secondary market for many of these securities, the Portfolios anticipate that such securities could be sold only to a limited number of dealers or institutional investors. The lack of a liquid secondary market may have an adverse impact on the market price of such securities and a Portfolio's ability to dispose of particular issues when necessary to meet a Portfolio's liquidity needs or in response to a specific economic event, such as a deterioration in the creditworthiness of the issuer. The lack of a liquid secondary market for certain securities also may make it more difficult for a Portfolio to obtain accurate market quotations for purposes of valuing a Portfolio's portfolio and calculating its net asset value.

          Brady Bonds. Each Portfolio may invest in so-called "Brady Bonds," which are securities created through the exchange of existing commercial bank loans to public and private entities for new bonds in connection with debt restructurings under a debt restructuring plan announced by former U.S. Secretary of the Treasury Nicholas F. Brady. Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (primarily the U.S. dollar) and are currently actively traded in the OTC secondary market for debt instruments. Brady Bonds have been issued only recently and therefore do not have a long payment history. In light of the history of commercial bank loan defaults by Latin American public and private entities, investments in Brady Bonds may be viewed as speculative. The International Focus and Emerging Markets Portfolios may invest to a significant extent in Brady Bonds.

          Dollar-denominated, collateralized Brady Bonds, which may be fixed rate par bonds or floating rate discount bonds, are collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the bonds. Interest payment on these Brady Bonds generally are collateralized by cash or securities in the amount that, in the case of fixed rate bonds, is equal to at least one year of rolling interest payments or, in the case of floating rate bonds, initially is equal to at least one year's rolling interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter.

          Brady Bonds are often viewed as having three or four valuation components: the collateralized repayment of principal at final maturity; the collateralized interest payments; the uncollateralized interest payments; and any uncollateralized repayment of principal at maturity (these uncollateralized amounts constituting the "residual risk").

          Depository Receipts. The assets of each Portfolio may be invested in the securities of foreign issuers in the form of American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs") and International Depository Receipts ("IDRs"). These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by a U.S. bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental Depository Receipts ("CDRs"), are receipts issued in Europe, and IDRs, which are sometimes referred to as Global Depository Receipts ("GDRs"), are issued outside the United States. EDRs (CDRs) and IDRs (GDRs) are typically issued by non-U.S. banks and trust companies and evidence ownership of either foreign or domestic securities. Generally, ADRs in registered form are designed for use in U.S. securities markets and EDRs (CDRs) and IDRs (GDRs) in bearer form are designed for use in European and non-U.S. securities markets, respectively. For purposes of the Portfolio's investment policies, depository receipts generally are deemed to have the same classification as the underlying securities they represent. Thus, a depository receipt representing ownership of common stock will be treated as common stock.

          ADRs are publicly traded on exchanges or over-the-counter in the United States and are issued through "sponsored" or "unsponsored" arrangements. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depository's transaction fees, whereas under an unsponsored arrangement, the foreign issuer assumes no obligations and the depository's transaction fees are paid directly by the ADR holders. In addition, less information is available in the United States about an unsponsored ADR than about a sponsored ADR.

          Emerging Markets. The Portfolios that may invest outside the United States may invest in securities of issuers located in less developed countries considered to be "emerging markets." The Emerging Markets Portfolio and the International Focus Portfolio may invest in securities of issuers located in emerging markets to a significant extent. Investing in securities of issuers located in emerging markets involves not only the risks described above with respect to investing in foreign securities, but also other risks, including exposure to economic structures that are generally less diverse and mature than, and to political systems that can be expected to have less stability than, those of developed countries. Other characteristics of emerging markets that may affect investment there include certain national policies that may restrict investment by foreigners in issuers or industries deemed sensitive to relevant national interests and the absence of developed legal structures governing private and foreign investments and private property. The typically small size of the markets for securities of issuers located in emerging markets and the possibility of a low or nonexistent volume of trading in those securities may also result in a lack of liquidity and in price volatility of those securities.

          Japanese Investments. Because the International Focus Portfolio may from time to time have large positions in Japanese securities and the Global Small Cap Portfolio may also invest in Japanese securities, these Portfolios may be subject to general economic and political conditions in Japan. Additional factors relating to Japan that an investor in these Portfolios should consider include the following:

          Generally. The Japanese economy languished for much of the 1990's. Lack of effective government action in the areas of tax reform to reduce high tax rates, banking regulation to address enormous amounts of bad debt, and economic reforms to attempt to stimulate spending are among the factors cited as possible causes to Japan's economic problems. Steps have been taken to deregulate and liberalize protected areas of the economy, but the pace of change has been slow. Strains in the financial system have also been one of the major causes of Japan's economic weakness. The non-performing loans of financial institutions have hampered their ability to take on risk, thus obstructing the flow of funds into capital outlays as well as equities. The large commercial banks are having to bear a heavy burden of the bad-debt problem (e.g., in accepting write-offs of loans they have extended to distressed smaller institutions, in recapitalizing failed institutions and in stepping up contributions to the Deposit Insurance Corporation, an organization jointly established in 1971 by the government and private financial institutions to protect depositors). While the banking system appears to be making some progress in its attempt to deal with non-performing assets, it is extremely difficult to gauge the true extent of the bad-debt problem which, if not adequately addressed, could lead to a crisis in the banking system.

          Japan's economy is a market economy in which industry and commerce are predominantly privately owned and operated. However, the Japanese government is involved in establishing and meeting objectives for developing the economy and improving the standard of living of the Japanese people, so that changes in government policies could have an adverse effect on the economy and the companies in which the Portfolios invest. Changes in government policies cannot be predicted.

          Currency Fluctuation. Investments by a Portfolio in Japanese securities will be denominated in yen and most income received by these Portfolios from such investments will be in yen. However, each Portfolio's net asset value will be reported, and distributions will be made, in U.S. dollars. Therefore, a decline in the value of the yen relative to the U.S. dollar could have an adverse effect on the value of a Portfolio's Japanese investments. The yen has had a history of unpredictable and volatile movements against the dollar. The Portfolios are not required to hedge against declines in the value of the yen.

          Securities Markets. The common stocks of many Japanese companies trade at high price-earnings ratios, and the Japanese stock markets have often been considered significantly overvalued. The Japanese securities markets are less regulated than those in the United States and, at times, have been very volatile. Evidence has emerged from time to time of distortion of market prices to serve political or other purposes. Shareholders' rights are also not always enforced to the same extent as in the United States. Differences in accounting methods make it difficult to compare the earnings of Japanese companies with those of companies in other countries, especially the United States.

          Foreign Trade. Much of Japan's economy is dependent upon international trade. The country is a leading exporter of automobiles and industrial machinery, as well as industrial and consumer electronics. Consequently, Japan's economy and export growth are largely dependent upon the economic development of its trading partners, particularly the United States and the developing nations in Southeast Asia.

          Because of the large trade surpluses it has generated, Japan at times has had difficult relations with its trading partners, particularly the U.S. It is possible that trade sanctions or other protectionist measures could impact Japan adversely in both the short and long term.

          Natural Resource Dependency. An island nation with limited natural resources, Japan is also heavily dependent upon imports of essential products such as oil, forest products and industrial metals. Accordingly, Japan's industrial sector and domestic economy are highly sensitive to fluctuations in international commodity prices. In addition, many of these commodities are traded in U.S. dollars and any strength in the exchange rate between the yen and the dollar can have either a positive or a negative effect upon corporate profits.

          Energy. Japan has historically depended on oil for most of its energy requirements. Almost all of its oil is imported. In the past, oil prices have had a major impact on the domestic economy, but more recently Japan has worked to reduce its dependence on oil by encouraging energy conservation and use of alternative fuels. In addition, a restructuring of industry, with emphasis shifting from basic industries to processing and assembly-type industries, has contributed to the reduction of oil consumption. However, there is no guarantee this favorable trend will continue.

          Natural Disasters. The islands of Japan lie in the western Pacific Ocean, off the eastern coast of the continent of Asia. Japan has in the past experienced earthquakes and tidal waves of varying degrees of severity, and the risks of such phenomena, and the damage resulting therefrom, continue to exist. The long-term economic effects of such geological factors on the Japanese economy as a whole, and on the Portfolios' investments, cannot be predicted.

          U.S. Government Securities.  The obligations issued or guaranteed by
          --------------------------
the U.S. government in which a Portfolio may invest include direct obligations of the U.S. Treasury and obligations issued by U.S. government agencies and instrumentalities. Included among direct obligations of the United States are Treasury Bills, Treasury Notes and Treasury Bonds, which differ in terms of their interest rates, maturities and dates of issuance. Treasury Bills have maturities of less than one year, Treasury Notes have maturities of one to 10 years and Treasury Bonds generally have maturities of greater than 10 years at the date of issuance. Included among the obligations issued by agencies and instrumentalities of the United States are instruments that are supported by the full faith and credit of the United States (such as certificates issued by the Government National Mortgage Association ("GNMA")); instruments that are supported by the right of the issuer to borrow from the U.S. Treasury (such as securities of Federal Home Loan Banks); and instruments that are supported by the credit of the instrumentality (such as Federal National Mortgage Association ("FNMA") and Federal Home Loan Mortgage Corporation ("FHLMC") bonds).

          Other U.S. government securities in which the Portfolios may invest include securities issued or guaranteed by the Federal Housing Administration, Farmers Home Loan Administration, Export-Import Bank of the United States, Small Business Administration,

General Services Administration, Central Bank for Cooperatives, Federal Farm Credit Banks, Federal Home Loan Banks, Federal Intermediate Credit Banks, Federal Land Banks, Maritime Administration, Tennessee Valley Authority, District of Columbia Armory Board and Student Loan Marketing Association. Each Portfolio may invest in instruments that are supported by the right of the issuer to borrow from the U.S. Treasury and instruments that are supported by the credit of the instrumentality. Because the U.S. government is not obligated by law to provide support to an instrumentality it sponsors, a Portfolio will invest in obligations issued by such an instrumentality only if CSAM determines that the credit risk with respect to the instrumentality does not make its securities unsuitable for investment by the Portfolio.

          Money Market Obligations.  Each Portfolio is authorized to invest,
          ------------------------
under normal market conditions, up to 20% of its assets in domestic and foreign short-term (one year or less remaining to maturity) money market obligations and, in the case of the Emerging Markets, International Focus, Global Small Cap and Small Cap Growth Portfolios, medium-term (five years or less remaining to maturity) money market obligations. Money market instruments consist of obligations issued or guaranteed by the U.S. government or a foreign government, their agencies or instrumentalities; bank obligations (including certificates of deposit, time deposits and bankers' acceptances of domestic or foreign, domestic savings and loans and similar institutions) that are high quality investments; commercial paper rated no lower than A-2 by S&P or Prime-2 by Moody's or the equivalent from another major rating service or, if unrated, of an issuer having an outstanding, unsecured debt issue then rated within the three highest rating categories; and repurchase agreements with respect to the foregoing.

          Repurchase Agreements. Each Portfolio may invest in repurchase agreement transactions with member banks of the Federal Reserve System and certain non-bank dealers. Repurchase agreements are contracts under which the buyer of a security simultaneously commits to resell the security to the seller at an agreed-upon price and date. Under the terms of a typical repurchase agreement, a Portfolio would acquire any underlying security for a relatively short period (usually not more than one week) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Portfolio's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Portfolio's holding period. The value of the underlying securities will at all times be at least equal to the total amount of the purchase obligation, including interest. The Portfolio bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations or becomes bankrupt and the Portfolio is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert this right. CSAM monitors the creditworthiness of those bank and non-bank dealers with which the Portfolio enters into repurchase agreements to evaluate this risk. A repurchase agreement is considered to be a loan under the 1940 Act.

          Money Market Mutual Funds. A Portfolio may invest up to 5% of its assets in securities of money market mutual funds, including those that are affiliated with the Portfolio or CSAM, when CSAM believes that it would be beneficial to the Portfolio and appropriate considering the factors of return and liquidity. A money market mutual fund is an investment company that invests in short-term high quality money market instruments. A money market mutual fund generally does not purchase securities with a remaining maturity of more than one year. As a shareholder in any mutual fund, a Portfolio will bear its ratable share of the mutual fund's expenses, including management fees, and will remain subject to payment of the Portfolio's management fees and other expenses with respect to assets so invested.

          Debt Securities.  Each Portfolio may invest up to 20% of its net
          ---------------
assets in debt securities (other than money market obligations). Any percentage limitation on a Portfolio's ability to invest in debt securities will not be applicable during periods when the Portfolio pursues a temporary defensive strategy as discussed below.

          Moody's and S&P are private services that provide ratings of the credit quality of debt securities and certain other securities. A description of the ratings assigned to corporate bonds by Moody's and S&P is included in Appendix B to this Statement of Additional Information.

          Credit ratings attempt to evaluate the safety of principal and interest payments, but they do not evaluate the volatility of a debt security's value or its liquidity and do not guarantee the performance of the issuer. Rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial condition may be better or worse than the rating indicates. There is a risk that rating agencies may downgrade a debt security's rating. Subsequent to a security's purchase by a Portfolio, it may cease to be rated or it may be downgraded. Neither event will require the sale of such securities, although CSAM will consider such event in its determination of whether a Portfolio should continue to hold the security. CSAM may use these ratings in determining whether to purchase, sell or hold a security. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, bonds with the same maturity, interest rate and rating may have different market prices.

          A security will be deemed to be investment grade if it is rated within the four highest grades by Moody's or S&P or, if unrated, is determined to be of comparable quality by CSAM. Moody's considers debt securities rated Baa (its lowest investment grade rating) to have speculative characteristics. This means that changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade bonds. Investors should be aware that ratings are relative and not absolute standards of quality.

          Below Investment Grade Securities.  The Emerging Markets Portfolio may
          ---------------------------------
invest up to 20% of its net assets in below investment grade debt securities. Within the 20% limitation on investments in debt securities, up to 10% of the Large Cap Value Portfolio's net assets may be invested in debt securities rated below investment grade, including convertible debt securities. Within the 20% of net assets limitation on investment in debt securities, the International Focus, Global Small Cap, Small Cap Growth and Mid-Cap Growth Portfolios each may invest up to 5% of its assets in below investment grade debt securities.

          Below investment grade debt securities may be rated as low as C by Moody's or D by S&P, or be deemed by CSAM to be of equivalent quality. Securities that are rated C by Moody's are the lowest rated class and can be regarded as having extremely poor prospects of ever attaining any real investment standing. A security rated D by S&P is in default or is expected to default upon maturity or payment date. Below investment grade securities (commonly referred to as "junk bonds") (i) will likely have some quality and protective characteristics that, in the judgment of the rating organizations, are outweighed by large uncertainties or major risk exposures to adverse conditions and (ii) are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. The market values of certain of these securities also tend to be more sensitive to individual corporate developments and changes in economic conditions than investment grade securities. In addition, these securities generally present a higher degree of credit risk. The risk of loss due to default is significantly greater because these securities generally are unsecured and frequently are subordinated to the prior payment of senior indebtedness. Issuers of below investment grade securities are often highly leveraged and may not have more traditional methods of financing available to them so that their ability to service their obligations during an economic downturn or during sustained periods of rising interest rates may be impaired.

          An economic recession could severely disrupt the market for medium- and lower-rated securities and may adversely affect the value of such securities and the ability of the issuers of such securities to repay principal and pay interest thereon. To the extent a secondary trading market for these securities does exist, it generally is not as liquid as the secondary market for investment grade securities. The lack of a liquid secondary market, as well as adverse publicity and investor perception with respect to these securities, may have an adverse impact on market price and a Portfolio's ability to dispose of particular issues when necessary to meet the Portfolio's liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the issuer. The lack of a liquid secondary market for certain securities also may make it more difficult for a Portfolio to obtain accurate market quotations for purposes of valuing the Portfolio and calculating its net asset value.

          The market value of below investment grade securities is also more volatile than that of investment grade securities. Factors adversely impacting the market value of these securities will adversely impact the Portfolio's net asset value. A Portfolio will rely on the judgment, analysis and experience of CSAM in evaluating the creditworthiness of an issuer. In this evaluation, in addition to relying on ratings assigned by S&P and Moody's, CSAM will take into consideration, among other things, the issuer's financial resources, its sensitivity to economic conditions and trends, its operating history, the quality of the issuer's management and regulatory matters. Interest rate trends and specific developments which may affect individual issuers will also be analyzed. Subsequent to its purchase by a Portfolio, an issue of securities may cease to be rated or its rating may be reduced. Neither event will require sale of such securities, although CSAM will consider such event in its determination of whether a Portfolio should continue to hold the securities. A Portfolio may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings of such securities. At times, adverse publicity regarding lower-rated securities has depressed the prices for such securities to some extent.

          Convertible Securities.  Convertible securities in which a Portfolio
          ----------------------
may invest, including both convertible debt and convertible preferred stock, may be converted at either a stated price or stated rate into underlying shares of common stock. Because of this feature, convertible securities enable an investor to benefit from increases in the market price of the underlying common stock. Convertible securities provide higher yields than the underlying equity securities, but generally offer lower yields than non-convertible securities of similar quality. Like bonds, the value of convertible securities fluctuates in relation to changes in interest rates and also fluctuates in relation to the underlying common stock. Subsequent to purchase by a Portfolio, convertible securities may cease to be rated or a rating may be reduced. Neither event will require sale of such securities, although CSAM will consider such event in its determination of whether the Portfolio should continue to hold the securities.

          Structured Securities.  The Portfolios may purchase any type of
          ---------------------
publicly traded or privately negotiated fixed income security, including mortgage-backed securities; structured notes, bonds or debentures; and assignments of and participations in loans.

          Mortgage-Backed Securities. Each Portfolio may invest in mortgage-backed securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or government-sponsored enterprises (including those issued by GNMA, FNMA, and FHLMC) and non-government issued mortgage-backed securities. Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property. These securities generally are "pass-through" instruments, through which the holders receive a share of all interest and principal payments from the mortgages underlying the securities, net of fees. The mortgages backing these securities include, among other mortgage instruments, conventional 30-year fixed-rate mortgages, 15-year fixed rate mortgages, graduated payment mortgages and adjustable rate mortgages. Although there may be government or private guarantees on the payment of interest and principal of these securities, the guarantees do not extend to the securities' yield or value, which are likely to vary inversely with fluctuations in interest rates, nor do the guarantees extend to the yield or value of the Portfolio's shares. Some mortgage-backed securities, such as collateralized mortgage obligations ("CMOs"), make payments of both principal and interest at a variety of intervals; others make semiannual interest payments at a predetermined rate and repay principal at maturity (like a typical bond).

          Yields on pass-through securities are typically quoted by investment dealers and vendors based on the maturity of the underlying instruments and the associated average life assumption. The average life of pass-through pools varies with the maturities of the underlying mortgage loans. A pool's term may be shortened by unscheduled or early payments of principal on the underlying mortgages. The occurrence of mortgage prepayments is affected by various factors, including the level of interest rates, general economic conditions, the location, scheduled maturity and age of the mortgage and other social and demographic conditions. Because prepayment rates of individual pools vary widely, it is not possible to predict accurately the average life of a particular pool. In the past, a common industry practice was to assume that prepayments on pools of fixed rate 30-year mortgages would result in a 12-year average life for the pool. At present, mortgage pools, particularly those with loans with other maturities or different characteristics, are priced on an assumption of average life determined for each pool. In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of a pool of mortgage-related securities. Conversely, in periods of rising rates the rate of prepayment tends to decrease, thereby lengthening the actual average life of the pool. However, these effects may not be present, or may differ in degree, if the mortgage loans in the pools have adjustable interest rates or other special payment terms, such as a prepayment charge. Actual prepayment experience may cause the yield of mortgage-backed securities to differ from the assumed average life yield. Reinvestment of prepayments may occur at higher or lower interest rates than the original investment, thus affecting the Portfolio's yield. In addition, mortgage-backed securities issued by certain non-government entities and CMOs may be less marketable than other securities.

          The rate of interest on mortgage-backed securities is lower than the interest rates paid on the mortgages included in the underlying pool due to the annual fees paid to the service of the mortgage pool for passing through monthly payments to certificate holders and to any guarantor, such as GNMA, and due to any yield retained by the issuer. Actual yield to the holder may vary from the coupon rate, even if adjustable, if the mortgage-backed securities are purchased or traded in the secondary market at a premium or discount. In addition, there is normally some delay between the time the issuer receives mortgage payments from the servicer and the time the issuer makes the payments on the mortgage-backed securities, and this delay reduces the effective yield to the holder of such securities.

          Asset-Backed Securities. Asset-backed securities issued or guaranteed by the U.S. government, its agencies or instrumentalities include those issued by the Student Loan Marketing Association. Asset-backed securities represent participations in, or are secured by and payable from, assets such as motor vehicle installment sales, installment loan contracts, leases of various types of real and personal property and receivables from revolving credit (credit card) agreements. Such assets are securitized through the use of trusts and special purpose corporations. Payments or distributions of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit or a pool insurance policy issued by a financial institution unaffiliated with the trust or corporation. In certain circumstances, asset-backed securities may be considered illiquid securities subject to the percentage limitations described herein. Asset-backed securities are considered an industry for industry concentration purposes, and a Portfolio will therefore not purchase any asset-backed securities which would cause 25% of more of a Portfolio's net assets at the time of purchase to be invested in asset-backed securities.

          Asset-backed securities present certain risks that are not presented by other securities in which the Portfolio may invest. Automobile receivables generally are secured by automobiles. Most issuers of automobile receivables permit the loan servicers to retain possession of the underlying obligations.
If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the asset-backed securities. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in the underlying automobiles. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. Credit card receivables are generally unsecured, and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. In addition, there is no assurance that the security interest in the collateral can be realized. A Portfolio may purchase asset-backed securities that are unrated.

          Loan Participations and Assignments. Each Portfolio may invest in fixed and floating rate loans ("Loans") arranged through private negotiations between a borrowing corporation, government or other entity (a "Borrower") and one or more financial institutions ("Lenders"). The majority of a Portfolio's investments in Loans are expected to be in the form of participations in Loans ("Participations") and assignments of portions of Loans from third parties ("Assignments"). Participations typically will result in the Portfolio's having a contractual relationship only with the Lender, not with the Borrower. The Portfolio will have the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the Borrower. In connection with purchasing Participations, the Portfolios generally will have no right to enforce compliance by the Borrower with the terms of the loan agreement relating to the Loan, nor any rights of set-off against the Borrower, and the Portfolio may not directly benefit from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Portfolio will assume the credit risk of both the Borrower and the Lender that is selling the Participation. In the event of the insolvency of the Lender selling a Participation, the Portfolio may be treated as a general creditor of the Lender and may not benefit from any set-off between the Lender and the Borrower. The Portfolios will acquire Participations only if the Lender interpositioned between the Portfolio and the Borrower is determined by CSAM to be creditworthy.

          When a Portfolio purchases Assignments from Lenders, the Portfolio will acquire direct rights against the Borrower on the Loan. However, since Assignments are generally arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by the Portfolio as the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Lender.

          There are risks involved in investing in Participations and Assignments. The Portfolio may have difficulty disposing of them because there is no liquid market for such securities. The lack of a liquid secondary market will have an adverse impact on the value of such securities and on the Portfolio's ability to dispose of particular Participations or Assignments when necessary to meet the Portfolio's liquidity needs or in response to a specific economic event, such as a deterioration in the creditworthiness of the Borrower. The lack of a liquid market for Participations and Assignments also may make it more difficult for the Portfolio to assign a value to these securities for purposes of valuing its portfolio and calculating its net asset value.

          Structured Notes, Bonds or Debentures. Typically, the value of the principal and/or interest on these instruments is determined by reference to changes in the value of specific currencies, interest rates, commodities, indexes or other financial indicators (the "Reference") or the relevant change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. The terms of the structured securities may provide that in certain circumstances no principal is due at maturity and, therefore, may result in the loss of a Portfolio's entire investment. The value of structured securities may move in the same or the opposite direction as the value of the Reference, so that appreciation of the Reference may produce an increase or decrease in the interest rate or value of the security at maturity. In addition, the change in interest rate or the value of the security at maturity may be a multiple of the change in the value of the Reference so that the security may be more or less volatile than the Reference, depending on the multiple. Consequently, structured securities may entail a greater degree of market risk and volatility than other types of debt obligations.

          Stand-By Commitments (Emerging Markets Portfolio Only). The Emerging Markets Portfolio may acquire "stand-by commitments" with respect to securities held in its portfolio. Under a stand-by commitment, a dealer agrees to purchase at the Portfolio's option specified securities at a specified price. The Portfolio's right to exercise stand-by commitments is unconditional and unqualified. Stand-by commitments acquired by the Portfolio may also be referred to as "put" options. A stand-by commitment is not transferable by the Portfolio, although the Portfolio can sell the underlying securities to a third party at any time.

          The principal risk of stand-by commitments is that the writer of a commitment may default on its obligation to repurchase the securities acquired with it. When investing in stand-by commitments, the Portfolio will seek to enter into stand-by commitments only with brokers, dealers and banks that, in the opinion of CSAM, present minimal credit risks. In evaluating the creditworthiness of the issuer of a stand-by commitment, CSAM will periodically review relevant financial information concerning the issuer's assets, liabilities and contingent claims.

          The amount payable to the Portfolio upon its exercise of a stand-by commitment is normally (i) the Portfolio's acquisition cost of the securities (excluding any accrued interest which the Portfolio paid on their acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period the Portfolio owned the securities, plus (ii) all interest accrued on the securities since the last interest payment date during that period.

          The Portfolio expects that stand-by commitments will generally be available without the payment of any direct or indirect consideration. However, if necessary or advisable, the Portfolio may pay for a stand-by commitment either separately in cash or by paying a higher price for portfolio securities which are acquired subject to the commitment (thus reducing the yield to maturity otherwise available for the same securities). The total amount paid in either manner for outstanding stand-by commitments held in the Portfolio's portfolio will not exceed 1/2 of 1% of the value of the Portfolio's total assets calculated immediately after each stand-by commitment is acquired.

          The Portfolio would acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes. The acquisition of a stand-by commitment would not affect the valuation of the underlying securities. Stand-by commitments acquired by the Portfolio would be valued at zero in determining net asset value. Where the Portfolio paid any consideration directly or indirectly for a stand-by commitment, its cost would be reflected as unrealized depreciation for the period during which the commitment was held by the Portfolio.

          Temporary Defensive Strategies.  When CSAM believes that a defensive
          ------------------------------
posture is warranted, each Portfolio may invest temporarily without limit in investment grade debt obligations and in domestic and foreign money market obligations, including repurchase agreements.

          Securities of Other Investment Companies.  Each Portfolio may invest
          ----------------------------------------
in securities of other investment companies to the extent permitted under the 1940 Act or pursuant to an SEC order. Presently, under the 1940 Act, a Portfolio may hold securities of another investment company in amounts which (i) do not exceed 3% of the total outstanding voting stock of such company, (ii) do not exceed 5% of the value of the Portfolio's total assets and (iii) when added to all other investment company securities held by the Portfolio, do not exceed 10% of the value of the Portfolio's total assets. As a shareholder of another investment company, each Portfolio would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that a Portfolio bears directly in connection with its own operations.

          In appropriate circumstances, such as when a direct investment by the Portfolio in the securities of a particular country cannot be made or when the securities of an investment company are more liquid than the underlying portfolio securities, the Portfolio may, consistent with the provisions of the 1940 Act, invest in the securities of closed-end investment companies that invest in foreign securities. As a shareholder in a closed-end investment company, the Portfolio will bear its ratable share of the investment company's expenses, including management fees, and will remain subject to payment of the Portfolio's administration fees and other expenses with respect to assets so invested.

          Lending of Portfolio Securities.  A Portfolio may lend portfolio
          -------------------------------
securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Board. These loans, if and when made, may not exceed 331/3% of the Portfolio's total assets (including the loan collateral). Loans of portfolio securities will be collateralized by cash or liquid securities, which are segregated at all times in an amount equal to at least 102% (105% in the case of foreign securities) of the current market value of the loaned securities. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Portfolio involved. From time to time, a Portfolio may return a part of the interest earned from the investment of collateral received for securities loaned to the borrower and/or a third party that is unaffiliated with the Portfolio and that is acting as a "finder."

          By lending its securities, the Portfolio can increase its income by continuing to receive interest and any dividends on the loaned securities as well as by either investing the collateral received for securities loaned in short-term instruments or obtaining yield in the form of interest paid by the borrower when U.S. government securities are used as collateral. Income received could be used to pay a Portfolio's expenses and would increase an investor's total return. Each Portfolio will adhere to the following conditions whenever its portfolio securities are loaned: (i) the Portfolio must receive at least 100% cash collateral or equivalent securities of the type discussed in the preceding paragraph from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (iii) the Portfolio must be able to terminate the loan at any time; (iv) the Portfolio must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value; (v) the Portfolio may pay only reasonable custodian fees in connection with the loan; and (vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment occurs, the Portfolio must terminate the loan and regain the right to vote the securities. Loan agreements involve certain risks in the event of default or insolvency of the other party including possible delays or restrictions upon the Portfolio's ability to recover the loaned securities or dispose of the collateral for the loan.

          When-Issued Securities and Delayed-Delivery Transactions.  Each
          --------------------------------------------------------
Portfolio may utilize up to 20% of its total assets to purchase securities on a "when-issued" basis or purchase or sell securities for delayed delivery (i.e., payment or delivery occur beyond the normal settlement date at a stated price and yield). Each Portfolio engages in when-issued purchases and forward commitments in furtherance of its investment objectives. In these transactions, payment for and delivery of the securities occur beyond the regular settlement dates, normally within 30 to 45 days after the transaction. A Portfolio will not enter into a when-issued transaction for the purpose of leverage, but may sell the right to acquire a when-issued security prior to its acquisition or dispose of its right to deliver or receive securities in a delayed-delivery transaction before the settlement date if CSAM deems it advantageous to do so. The payment obligation and the interest rate that will be received on when-issued securities are fixed at the time the buyer enters into the commitment. Due to fluctuations in the value of securities purchased or sold on a when-issued or delayed-delivery basis, the prices obtained on such securities may be higher or lower than the prices available in the market on the dates when the investments are actually delivered to the buyers. Each Portfolio will establish a segregated account with its custodian consisting of cash or liquid securities in an amount equal to its when-issued and delayed-delivery purchase commitments and will segregate the securities underlying commitments to sell securities for delayed delivery.

          When a Portfolio agrees to purchase when-issued or delayed-delivery securities, its custodian will set aside cash or liquid securities equal to the amount of the commitment. Normally, the custodian will set aside portfolio securities to satisfy a purchase commitment, and in such a case the Portfolio may be required subsequently to segregate additional assets in order to ensure that the value of the segregated assets remains equal to the amount of the Portfolio's commitment. It may be expected that the Portfolio's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. When the Portfolio engages in when-issued or delayed-delivery transactions, it relies on the other party to consummate the trade. Failure of the seller to do so may result in the Portfolio's incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

          Short Sales.  Each portfolio may from time to time sell securities
          -----------
short. A short sale is a transaction in which the Portfolio sells securities it does not own in anticipation of a decline in the market price of the securities. For Global Small Cap Portfolio, the current market value of the securities sold short (excluding short sales "against the box") will not exceed 10% of a
Portfolio's total assets.    To deliver the securities to the buyer, a Portfolio
must arrange through a broker to borrow the securities and, in so doing, the Portfolio becomes obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be. A Portfolio will make a profit or incur a loss as a result of a short sale depending on whether the price of the securities decreases or increases between the date of the short sale and the date on which the Portfolio purchases the security to replace the borrowed securities that have been sold. The amount of any loss would be increased (and any gain decreased) by any premium or interest the Portfolio is required to pay in connection with a short sale.

          A Portfolio's obligation to replace the securities borrowed in connection with a short sale will be secured by cash or liquid securities deposited as collateral with the broker. In addition, the Portfolio will place in a segregated account with its custodian or a qualified subcustodian an amount of cash or liquid securities equal to the difference, if any, between (i) the market value of the securities sold at the time they were sold short and (ii) any cash or liquid securities deposited as collateral with the broker in connection with the short sale (not including the proceeds of the short sale). Until it replaces the borrowed securities, the Portfolio will maintain the segregated account daily at a level so that (a) the amount deposited in the account plus the amount deposited with the broker (not including the proceeds from the short sale) will equal the current market value of the securities sold short and (b) the amount deposited in the account plus the amount deposited with the broker (not including the proceeds of the short sale) will not be less than the market value of the securities at the time they were sold short.

          Short Sales "Against the Box."  Each Portfolio may enter into short
          ------------------------------
sales "against the box." In a short sale, a Portfolio sells a borrowed security and has a corresponding obligation to the lender to return the identical security. The seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. The Portfolio may engage in a short sale if at the time of the short sale a Portfolio owns or has the right to obtain without additional cost an equal amount of the security being sold short. This investment technique is known as a short sale "against the box." It may be entered into by a Portfolio to, for example, lock in a sale price for a security the Portfolio does not wish to sell immediately. If a Portfolio engages in a short sale, the collateral for the short position will be segregated in an account with the Portfolio's custodian or sub-custodian. No more than 10% of a Portfolio's net assets (taken at current value) may be held as collateral for such sales at any one time.

          A Portfolio may make a short sale as a hedge, when it believes that the price of a security may decline, causing a decline in the value of a security owned by the Portfolio (or a security convertible or exchangeable for such security). In such case, any future losses in the Portfolio's long position should be offset by a gain in the short position and, conversely, any gain in the long position should be reduced by a loss in the short position.
The extent to which such gains or losses are reduced will depend upon the amount of the security sold short relative to the amount the Portfolio owns. There will be certain additional transaction costs associated with short sales against the box, but the Portfolio will endeavor to offset these costs with the income from the investment of cash proceeds of short sales. See "Additional Information Concerning Taxes" for a discussion of the tax consequences to the Portfolio of effecting short sales against the box.

          Reverse Repurchase Agreements and Dollar Rolls.  Each Portfolio may
          ----------------------------------------------
enter into reverse repurchase agreements with member banks of the Federal Reserve System and certain non-bank dealers with respect to portfolio securities for temporary purposes (such as to obtain cash to meet redemption requests when the liquidation of portfolio securities is deemed disadvantageous or inconvenient by CSAM) and "dollar rolls." Reverse repurchase agreements involve the sale of securities held by a Portfolio pursuant to such Portfolio's agreement to repurchase them at a mutually agreed-upon date, price and rate of interest. At the time the Portfolio enters into a reverse repurchase agreement, it will segregate cash or liquid securities having a value not less than the repurchase price (including accrued interest). The segregated assets will be marked-to-market daily and additional assets will be segregated on any day in which the assets fall below the repurchase price (plus accrued interest). The Portfolio's liquidity and ability to manage its assets might be affected when it sets aside cash or portfolio securities to cover such commitments. Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale may decline below the price of the securities the Portfolio has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Portfolio's obligation to repurchase the securities, and the Portfolio's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

          The Portfolios also may enter into "dollar rolls," in which the Portfolio sells fixed-income securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Portfolio would forgo principal and interest paid on such securities. The Portfolio would be compensated by the difference between the current sales price and the forward price for the future purchase, as well as by the interest earned on the cash proceeds of the initial sale. At the time the Portfolio enters into a dollar roll transaction, it will segregate with an approved custodian cash or liquid securities having a value not less than the repurchase price (including accrued interest) and will subsequently monitor the segregated assets to ensure that their value is maintained. Reverse repurchase agreements and dollar rolls that are accounted for as financings are considered to be borrowings under the 1940 Act.

          Warrants.  Each Portfolio may invest up to 10% of net assets (15% of
          --------
its total assets in the case of the Large Cap Value Portfolio) in warrants. Warrants are securities that give the holder the right, but not the obligation, to purchase equity issues of the company issuing the warrants, or a related company, at a fixed price either on a date certain or during a set period. A Portfolio may invest in warrants to purchase newly created equity securities consisting of common and preferred stock. The equity security underlying a warrant is authorized at the time the warrant is issued or is issued together with the warrant.

          Investing in warrants can provide a greater potential for profit or loss than an equivalent investment in the underlying security, and, thus, can be a speculative investment. At the time of issue, the cost of a warrant is substantially less than the cost of the underlying security itself, and price movements in the underlying security are generally magnified in the price movements of the warrant. This leveraging effect enables the investor to gain exposure to the underlying security with a relatively low capital investment. This leveraging increases an investor's risk, however, in the event of a decline in the value of the underlying security and can result in a complete loss of the amount invested in the warrant. In addition, the price of a warrant tends to be more volatile than, and may not correlate exactly to, the price of the underlying security. If the market price of the underlying security is below the exercise price of the warrant on its expiration date, the warrant will generally expire without value. The value of a warrant may decline because of a decline in the value of the underlying security, the passage of time, changes in interest rates or in the dividend or other policies of the company whose equity underlies the warrant or a change in the perception as to the future price of the underlying security, or any combination thereof. Warrants generally pay no dividends and confer no voting or other rights except for the right to purchase the underlying security.

          Non-Publicly Traded and Illiquid Securities.  A Portfolio may not
          -------------------------------------------
invest more than 15% of its net assets (10% in the case of Mid-Cap Growth Portfolio) in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market, repurchase agreements which have a maturity of longer than seven days, time deposits maturing in more than seven days, certain Rule 144A Securities (as defined below) and, with respect to the Global Small Cap Portfolio, Private Funds (as defined below). Securities that have legal or contractual restrictions on resale but have a readily available market are not considered illiquid for purposes of this limitation. Repurchase agreements subject to demand are deemed to have a maturity equal to the notice period.

          Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "Securities Act"), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements applicable to companies whose securities are publicly traded. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days without borrowing. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

          In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

          Non-publicly traded securities (including Rule 144A Securities) may involve a high degree of business and financial risk and may result in substantial losses. These securities may be less liquid than publicly traded securities, and a Portfolio may take longer to liquidate these positions than would be the case for publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by a Portfolio. Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that would be applicable if their securities were publicly traded. A Portfolio's investment in illiquid securities is subject to the risk that should such Portfolio desire to sell any of these securities when a ready buyer is not available at a price that is deemed to be representative of their value, the value of such Portfolio's net assets could be adversely affected.

          Rule 144A Securities.  Rule 144A under the Securities Act adopted by
          --------------------
the SEC allows for a broader institutional trading market for securities otherwise subject to restriction on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers. CSAM anticipates that the market for certain restricted securities such as institutional commercial paper will expand further as a result of this regulation and use of automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the NASD, Inc.

          An investment in Rule 144A Securities will be considered illiquid and therefore subject to a Portfolio's limit on the purchase of illiquid securities unless the Board or its delegates determine that the Rule 144A Securities are liquid. In reaching liquidity decisions, the Board or its delegates may consider, inter alia, the following factors: (i) the unregistered nature of the security; (ii) the frequency of trades and quotes for the security; (iii) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (iv) dealer undertakings to make a market in the security and (v) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

          Investing in Rule 144A Securities could have the effect of increasing the level of illiquidity in the Portfolios to the extent that qualified institutional buyers are unavailable or uninterested in purchasing such securities from the Portfolios. The Board has adopted guidelines and delegated to CSAM the daily function of determining and monitoring the illiquidity of Rule 144A Securities, although the Board will retain ultimate responsibility for liquidity determinations.

          Borrowing.  Each Portfolio may borrow up to 33% of its total assets
          ---------
for temporary or emergency purposes, including to meet portfolio redemption requests so as to permit the orderly disposition of portfolio securities or to facilitate settlement transactions on portfolio securities. Additional investments (including roll-overs) will not be made when borrowings exceed 5% of a Portfolio's net assets. Although the principal of such borrowings will be fixed, the Portfolio's assets may change in value during the time the borrowing is outstanding. Each Portfolio expects that some of its borrowings may be made on a secured basis. In such situations, either the custodian will segregate the pledged assets for the benefit of the lender or arrangements will be made with a suitable sub-custodian, which may include the lender.

          Small Capitalization and Emerging Growth Companies; Unseasoned
          --------------------------------------------------------------
Issuers. Each Portfolio may invest in securities of unseasoned issuers, including equity securities of unseasoned issuers which are not readily marketable. The term "unseasoned" refers to issuers which, together with their predecessors, have been in operation for less than thee years. Such investments involve considerations that are not applicable to investing in securities of established, larger-capitalization issuers, including reduced and less reliable information about issuers and markets, less stringent financial disclosure requirements and accounting standards, illiquidity of securities and markets, higher brokerage commissions and fees and greater market risk in general. In addition, securities of these companies may involve greater risks since these securities may have limited marketability and, thus, may be more volatile.

          Although investing in securities of unseasoned issuers offers potential for above-average returns if the companies are successful, the risk exists that the companies will not succeed and the prices of the companies' shares could significantly decline in value. Therefore, an investment in a Portfolio may involve a greater degree of risk than an investment in other mutual funds that seek capital appreciation by investing in better-known, larger companies.

          "Special Situation" Companies.  "Special situation" companies are
          -----------------------------
involved in an actual or prospective acquisition or consolidation; reorganization; recapitalization; merger, liquidation or distribution of cash, securities or other assets; a tender or exchange offer; a breakup or workout of a holding company; or litigation which, if resolved favorably, may provide an attractive investment opportunity. If the actual or prospective situation does not materialize as anticipated, the market price of the securities of a "special situation company" may decline significantly. Although investing in securities of small- and medium-sized and emerging growth companies, unseasoned issuers or issuers in "special situations" offers potential for above-average returns if the companies are successful, the risk exists that the companies will not succeed and the prices of the companies' shares could significantly decline in value. Therefore, an investment in a Portfolio may involve a greater degree of risk than an investment in other mutual funds that seek growth of capital or capital appreciation by investing in better-known, larger companies.

          General.  The Portfolios may invest in securities of companies of any
          -------
size, whether traded on or off a national securities exchange. Portfolio holdings may include emerging growth companies, which are small- or medium-sized companies that have passed their start-up phase and that show positive earnings and prospects for achieving profit and gain in a relatively short period of time.

          Private Funds  (Global Small Cap Portfolio Only).  Up to 10% of the
          -------------
Portfolio's total assets may be invested in United States or foreign private limited partnerships or other investment funds ("Private Funds") that themselves invest in equity or debt securities of (a) companies in the venture capital or post-venture capital stages of development or (b) companies engaged in special situations or changes in corporate control, including buyouts. In selecting Private Funds for investment, the CSAM portfolio management team attempts to invest in a mix of Private Funds that will provide an above average internal rate of return (i.e., the discount rate at which the present value of an investment's future cash inflows (dividend income and capital gains) are equal to the cost of the investment). CSAM believes that the Portfolio's investments in Private Funds offer individual investors a unique opportunity to participate in venture capital and other private investment funds, providing access to investment opportunities typically available only to large institutions and accredited investors. Although investments in Private Funds offer the opportunity for significant capital gains, these investments involve a high degree of business and financial risk that can result in substantial losses in the portion of the portfolio invested in these investments. Among these are the risks associated with investment in companies in an early stage of development or with little or no operating history, companies operating at a loss or with substantial variation in operation results from period to period, companies with the need for substantial additional capital to support expansion or to maintain a competitive position, or companies with significant financial leverage. Such companies may also face intense competition from others, including those with greater financial resources or more extensive development, manufacturing, distribution or other attributes, over which the Portfolio will have no control.

          Interests in the Private Funds in which the Global Small Cap Portfolio may invest will be subject to substantial restrictions on transfer and, in some instances, may be non-transferable for a period of years. Private Funds may participate in only a limited number of investments and, as a consequence, the return of a particular Private Fund may be substantially adversely affected by the unfavorable performance of even a single investment. Certain of the Private Funds in which the Portfolio may invest may pay their investment managers a fee based on the performance of the Private Fund, which may create an incentive for the manager to make investments that are riskier or more speculative than would be the case if the manager was paid a fixed fee. Private Funds are not registered under the 1940 Act and, consequently, are not subject to the restrictions on affiliated transactions and other protections applicable to regulated investment companies. The valuation of companies held by Private Funds, the securities of which are generally unlisted and illiquid, may be very difficult and will often depend on the subjective valuation of the managers of the Private Funds, which may prove to be inaccurate. Inaccurate valuations of a Private Fund's portfolio holdings may affect the Portfolio's net asset value calculations. Private Funds in which the Portfolio invests will not borrow to increase the amount of assets available for investment or otherwise engage in leverage. Debt securities held by a Private Fund will tend to be rated below investment grade and may be rated as low as C by Moody's or D by S&P.
Securities in these rating categories are in payment default or have extremely poor prospects of attaining any investment standing. The Portfolio may also hold non-publicly traded equity securities of companies in the venture and post-venture stages of development, such as those of closely held companies or private placements of public companies. The portion of the Portfolio's assets invested in these non-publicly traded securities will vary over time depending on investment opportunities and other factors. The Portfolio's illiquid assets, including interests in Private Funds and other illiquid non-publicly traded securities, may not exceed 15% of the Portfolio's net assets (measured at the time the investments are made).

          CSAM believes that venture capital participation in a company's capital structure can lead to revenue/earnings growth rates above those of older, public companies, such as those in the Dow Jones Industrial Average, the Fortune 500 or the Morgan Stanley Capital International Europe, Australasia, Far East ("EAFE") Index. Venture capitalists finance start-up companies, companies in the early stages of developing new products or services and companies undergoing a restructuring or recapitalization, since these companies may not have access to conventional forms of financing (such as bank loans or public issuances of stock). Venture capitalists may hold substantial positions in companies that may have been acquired at prices significantly below the initial public offering price. This may create a potential adverse impact in the short-term on the market price of a company's stock due to sales in the open market by a venture capitalist or others who acquired the stock at lower prices prior to the company's initial public offering ("IPO"). CSAM will consider the impact of such sales in selecting post-venture capital investments. Venture capitalists may be individuals or funds organized by venture capitalists which are typically offered only to large institutions, such as pension funds and endowments, and certain accredited investors. Outside the United States, venture capitalists may also consist of merchant banks and other banking institutions that provide venture capital financing in a manner similar to U.S. venture capitalists. Venture capital participation in a company is often reduced when the company engages in an IPO of its securities or when it is involved in a merger, tender offer or acquisition.

          REITs.  Each Portfolio may invest in real estate investment trusts
          -----
("REITs"), which are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests. Like regulated investment companies such as the Trust, REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Internal Revenue Code of 1986, amended (the "Code"). By investing in a REIT, the Portfolio will indirectly bear its proportionate share of any expenses paid by the REIT in addition to the expenses of the Portfolio.

          Investing in REITs involves certain risks. A REIT may be affected by changes in the value of the underlying property owned by such REIT or by the quality of any credit extended by the REIT. REITs are dependent on management skills, are not diversified (except to the extent the Code requires), and are subject to the risks of financing projects. REITs are subject to heavy cash flow dependency, default by borrowers, self-liquidation, the possibilities of failing to qualify for the exemption from tax for distributed income under the Code and failing to maintain their exemptions from the 1940 Act. REITs are also subject to interest rate risks.

                             INVESTMENT RESTRICTIONS

          The investment limitations numbered 1 through 8 may not be changed without the affirmative vote of the holders of a majority of a Portfolio's outstanding shares. Such majority is defined as the lesser of (i) 67% or more of the shares present at the meeting, if the holders of more than 50% of the outstanding shares of the Portfolio are present or represented by proxy, or (ii) more than 50% of the outstanding shares. Investment limitations 9 through 14 may be changed by a vote of the Board at any time. If a percentage limitation (other than the percentage limitation set forth in investment restriction No. 1 below) is adhered to at the time of an investment, a later increase or decrease in the percentage of assets resulting from a change in the values of portfolio securities or in the amount of the Portfolio's assets will not constitute a violation of such restriction.

          A Portfolio may not:

          1.   Borrow money, except to the extent permitted under the 1940 Act.

          2. Purchase any securities which would cause 25% or more of the value of the Portfolio's total assets at the time of purchase to be invested in the securities of issuers conducting their principal business activities in the same industry; provided that there shall be no limit on the purchase of U.S. Government Securities.

          3. For the Large Cap Value, International Focus and Global Small Cap Portfolios only, purchase the securities of any issuer, if as a result more than 5% of the value of the Portfolio's total assets would be invested in the securities of such issuer, except that this 5% limitation does not apply to U.S. Government Securities and except that up to 25% of the value of the Portfolio's total assets may be invested without regard to this 5% limitation.

          4. Make loans, except through loans of portfolio securities, entry into repurchase agreements, acquisition of securities consistent with its investment objective and policies and as otherwise permitted by the 1940 Act.

          5. Underwrite any securities issued by others except to the extent that the investment in restricted securities and the sale of securities in accordance with the Portfolio's investment objective, policies and limitations may be deemed to be underwriting.

          6. Purchase or sell real estate, provided that a Portfolio may invest in securities secured by real estate or interests therein or issued by companies that invest or deal in real estate or interests therein or are engaged in the real estate business, including real estate investment trusts.

          7. Invest in commodities, except that the Portfolio may purchase and sell futures contracts, including those relating to securities, currencies and indexes, and options on futures contracts, securities, currencies or indexes, and purchase and sell currencies on a forward commitment or delayed-delivery basis and, with respect to the Emerging Markets Portfolio, enter into stand-by commitments.

          8. Issue any senior security except as permitted in these investment limitations.

          9. Purchase securities of other investment companies except in connection with a merger, consolidation, acquisition, reorganization or offer of exchange, or as otherwise permitted under the 1940 Act.

          10. Pledge, mortgage or hypothecate its assets, except to the extent necessary to secure permitted borrowings and to the extent related to the deposit of assets in escrow and in connection with the writing of covered put and call options and purchase of securities on a forward commitment or delayed-delivery basis and collateral and initial or variation margin arrangements with respect to currency transactions, options, futures contracts, and options on futures contracts.

          11. Invest more than 15% (10% in the case of the Mid-Cap Growth Portfolio) of the Portfolio's net assets in securities which may be illiquid because of legal or contractual restrictions on resale or securities for which there are no readily available market quotations. For purposes of this limitation, repurchase agreements with maturities greater than seven days shall be considered illiquid securities.

          12. Invest in warrants (other than warrants acquired by the Portfolio as part of a unit or attached to securities at the time of purchase) if, as a result, the investments (valued at the lower of cost or market) would exceed 10% of the value of the Portfolio's net assets (in the case of the Large Cap Value Portfolio, 15% of the value of that Portfolio's total assets).

          13. Make additional investments (including roll-overs) if the Portfolio's borrowings exceed 5% of its net assets.

          14. For the Mid-Cap Growth Portfolio, invest more than 10% of the value of the Portfolio's total assets in time deposits maturing in more than seven calendar days.

                               PORTFOLIO VALUATION

          The following is a description of the procedures used by each Portfolio in valuing its assets.

          Equity securities listed on an exchange or traded in an over-the-counter market will be valued at the closing price on the exchange or market on which the security is primarily traded (the "Primary Market") at the time of valuation (the "Valuation Time"). If the security did not trade on the Primary Market, the security will be valued at the closing price on another exchange or market where it trades at the Valuation Time. If there are no such sales prices, the security will be valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days shall be valued in accordance with the price supplied by an independent pricing service approved by the Board ("Pricing Service). If there are no such quotations, the security will be valued at its fair value as determined in good faith by or under the direction of the Board. Prices for debt securities supplied by a Pricing Service may use a matrix, formula or other objective method that takes into consideration market indexes, matrices, yield curves and other specific adjustments. The procedures of Pricing Services are reviewed periodically by the officers of the Trust under the general supervision and responsibility of the Board, which may replace a Pricing Service at any time.

          If a Pricing Service is not able to supply closing prices and bid/asked quotations, for an equity security or a price for a debt security, and there are two or more dealers, brokers or market makers in the security, the security will be valued at the mean between the highest bid and the lowest asked quotations from at least two dealers, brokers or market makers. If such dealers, brokers or market makers only provide bid quotations, the value shall be the mean between the highest and the lowest bid quotations provided. If a Pricing Service is not able to supply closing prices and bid/asked quotations for an equity security or a price for a debt security, and there is only one dealer, broker or market maker in the security, the security will be valued at the mean between the bid and the asked quotations provided, unless the dealer, broker or market maker can only provide a bid quotation in which case the security will be valued at such bid quotation. Options contracts will be valued similarly. Futures contracts will be valued at the most recent settlement price at the time of valuation.

          Short-term obligations with maturities of 60 days or less are valued at amortized cost, which constitutes fair value as determined by or under the direction of the Board. Amortized cost involves valuing a portfolio instrument at its initial cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. The amortized cost method of valuation may also be used with respect to other debt obligations with 60 days or less remaining to maturity.

          The Global Small Cap Portfolio's investments in Private Funds will be valued at the time of investment at the amount invested in the Private Fund, unless and until CSAM determines that such value does not represent fair value, in which case fair value will be determined. Thereafter, investments in Private Funds held by the Global Small Cap Portfolio are valued at their "fair values" using procedures approved by the Board of Trustees. CSAM shall review daily the Global Small Cap Portfolio's fair valued securities.

          Foreign securities traded in the local market will be valued at the closing prices, which may not be the last sale price, on the Primary Market (at the Valuation Time with respect to a Portfolio). If the security did not trade on the Primary Market, it will be valued at the closing price of the local shares (at the Valuation Time with respect to a Portfolio). If there is no such closing price, the value will be the most recent bid quotation of the local shares (at the Valuation Time with respect to a Portfolio).

          Securities, options, futures contracts and other assets which cannot be valued pursuant to the foregoing will be valued at their fair value as determined in good faith by or under the direction of a Portfolio's Board. In addition, the Board or its delegates may value a security at fair value if it determines that such security's value determined by the methodology set forth above does not reflect its fair value. If the value of a security has been materially affected by events occurring after the relevant market closes, but before a Portfolio calculates its net asset value, the Portfolio may price those securities at fair value as determined in good faith in accordance with procedures approved by the Board.

          Trading in securities in certain foreign countries is completed at various times prior to the close of business on each business day in New York (i.e., a day on which the NYSE is open for trading). In addition, securities trading in a particular country or countries may not take place on all business days in New York. Furthermore, trading takes place in various foreign markets on days that are not business days in New York and days on which a Portfolio's net asset value is not calculated. As a result, calculation of a Portfolio's net asset value may not take place contemporaneously with the determination of the prices of certain foreign portfolio securities used in such calculation. All assets and liabilities initially expressed in foreign currency values will be converted into U.S. dollar values at the prevailing rate as quoted by a Pricing Service at the close of the London Stock Exchange. If such quotations are not available, the rate of exchange will be determined in good faith by or under the direction of the Board.

                             PORTFOLIO TRANSACTIONS

          CSAM is responsible for establishing, reviewing and, where necessary, modifying each Portfolio's investment program to achieve its investment objective and for supervising the activities of the sub-investment advisers to the applicable Portfolios. Purchases and sales of newly issued portfolio securities are usually principal transactions without brokerage commissions effected directly with the issuer or with an underwriter acting as principal. Private Funds may be purchased directly from the issuer or may involve a broker or placement agent. Other purchases and sales may be effected on a securities exchange or OTC, depending on where it appears that the best price or execution will be obtained. The purchase price paid by a Portfolio to underwriters of newly issued securities usually includes a concession paid by the issuer to the underwriter, and purchases of securities from dealers, acting as either principals or agents in the after market, are normally executed at a price between the bid and asked price, which includes a dealer's mark-up or mark-down. Transactions on U.S. stock exchanges and some foreign stock exchanges involve the payment of negotiated brokerage commissions. On exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers. On most foreign exchanges, commissions are generally fixed. Purchases of Private Funds through a broker or placement agent will involve a commission or other fee. There is generally no stated commission in the case of securities traded in domestic or foreign OTC markets, but the price of securities traded in OTC markets includes an undisclosed commission or mark-up. U.S. Government securities are generally purchased from underwriters or dealers, although certain newly issued U.S. Government securities may be purchased directly from the U.S. Treasury or from the issuing agency or instrumentality. No brokerage commissions are typically paid on purchases and sales of U.S. Government securities.

          CSAM selects specific portfolio investments and effects transactions for each Portfolio. In selecting broker-dealers, CSAM does business exclusively with those broker-dealers that, in CSAM's judgment, can be expected to provide the best service. The service has two main aspects: the execution of buy and sell orders and the provision of research. In negotiating commissions with broker-dealers, CSAM will pay no more for execution and research services than it considers either, or both together, to be worth. The value of execution service depends on the ability of the broker-dealer to minimize costs of securities purchased and to maximize prices obtained for securities sold. The value of research depends on its usefulness in optimizing portfolio composition and its changes over time. Commissions for the combination of execution and research services that meet CSAM's standards may be higher than for execution services alone or for services that fall below CSAM's standards. CSAM believes that these arrangements may benefit all clients and not necessarily only the accounts in which the particular investment transactions occur. Further, CSAM will receive only brokerage or research service in connection with securities transactions that are consistent with the "safe harbor" provisions of Section 28(e) of the Securities Exchange Act of 1934 (the "Exchange Act") when paying such higher commissions. Research services may include research on specific industries or companies, macroeconomic analyses, analyses of national and international events and trends, evaluations of thinly traded securities, computerized trading screening techniques, securities ranking services and general research services. Research received from brokers or dealers is supplemental to CSAM's own research program. The table below provides, for the fiscal year ended December 31, 2004, the total brokerage commissions paid by the Portfolios to brokers and dealers who provided research services and the amount of transactions effected by such brokers and dealers for the Portfolios.

--------------------------------------------------------------------------------
PORTFOLIO                            BROKERAGE                  DOLLAR AMOUNT OF
                                    COMMISSIONS                   TRANSACTIONS
                                   DIRECTED FOR
                                     RESEARCH
--------------------------------------------------------------------------------
Emerging Markets                     $   ____                     $    ____
--------------------------------------------------------------------------------
Large Cap Value                      $   ____                     $    ____
--------------------------------------------------------------------------------
International Focus                  $   ____                     $    ____
--------------------------------------------------------------------------------


                                       38

--------------------------------------------------------------------------------
Global Small Cap                     $   ____                     $    ____
--------------------------------------------------------------------------------
Small Cap Growth                     $   ____                     $    ____
--------------------------------------------------------------------------------
Mid-Cap Growth                       $   ____                     $    ____
--------------------------------------------------------------------------------

          All orders for transactions in securities or options on behalf of a Portfolio are placed by CSAM with broker-dealers that it selects, including Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), Credit Suisse First Boston ("CSFB") and affiliates of Credit Suisse Group. A Portfolio may utilize CSAMSI, the Portfolios' distributor and an affiliate of CSAM, or affiliates of Credit Suisse in connection with a purchase or sale of securities when CSAM believes that the charge for the transaction does not exceed usual and customary levels and when doing so is consistent with guidelines adopted by the Board.

          Investment decisions for each Portfolio concerning specific portfolio securities are made independently from those for other clients advised by CSAM. Such other investment clients may invest in the same securities as a Portfolio. When purchases or sales of the same security are made at substantially the same time on behalf of such other clients, transactions are averaged as to price and available investments allocated as to amount, in a manner which CSAM believes to be equitable to each client, including the Portfolios. In some instances, this investment procedure may adversely affect the price paid or received by a Portfolio or the size of the position obtained or sold for a Portfolio. To the extent permitted by law, CSAM may aggregate the securities to be sold or purchased for a Portfolio with those to be sold or purchased for such other investment clients in order to obtain best execution.

          Transactions for the Portfolios may be effected on foreign securities exchanges. In transactions for securities not actively traded on a foreign securities exchange, the Portfolios will deal directly with the dealers who make a market in the securities involved, except in those circumstances where better prices and execution are available elsewhere. Such dealers usually are acting as principal for their own account. On occasion, securities may be purchased directly from the issuer. Such portfolio securities are generally traded on a net basis and do not normally involve brokerage commissions. Securities firms may receive brokerage commissions on certain portfolio transactions, including options, futures and options on futures transactions and the purchase and sale of underlying securities upon exercise of options.

          Each Portfolio may participate, if and when practicable, in bidding for the purchase of securities for the Portfolio's portfolio directly from an issuer in order to take advantage of the lower purchase price available to members of such a group. A Portfolio will engage in this practice, however, only when CSAM, in its sole discretion, believes such practice to be otherwise in the Portfolio's interest.

          For the past three fiscal years ended December 31, the Portfolios paid brokerage commissions as follows:

PORTFOLIO                                          YEAR       COMMISSIONS
Emerging Markets                                   2002       $    256,661
                                                   2003       $    539,919
                                                   2004       $

Large Cap Value                                    2002       $     25,448
                                                   2003       $     52,908
                                                   2004       $
International Focus                                2002       $    435,225 (1)
                                                   2003       $    445,962
                                                   2004       $
Global Small Cap                                   2002       $    209,492
                                                   2003       $    312,866
                                                   2004       $
Small Cap Growth                                   2002       $  1,097,967
                                                   2003       $  2,218,269
                                                   2004       $
Mid-Cap Growth                                     2002       $     58,866
                                                   2003       $    112,447
                                                   2004       $
_______________________

1    The decrease in brokerage commissions paid by the International Focus
     Portfolio during the period was the result of a number of factors, including a decrease in net assets of the Portfolio.

          In no instance will portfolio securities be purchased from or sold to CSAM, Credit Suisse Asset Management Limited (London) ("CSAM U.K."), Credit Suisse Asset Management Limited Australia ("CSAM Australia"), CSAMSI or Credit Suisse First Boston ("CSFB"), or any affiliated person of the foregoing entities except as permitted by the SEC exemptive order or by applicable law. In addition, a Portfolio will not give preference to any institutions with whom the Portfolio enters into distribution or shareholder servicing agreements concerning the provision of distribution services or support services.

          As of December 31, 2004, the Portfolios held the following securities of their regular brokers or dealers:

--------------------------------------------------------------------------------
PORTFOLIO                     NAME OF SECURITIES           AGGREGATE VALUE
--------------------------------------------------------------------------------
Mid-Cap Growth

--------------------------------------------------------------------------------
Emerging Markets

--------------------------------------------------------------------------------
Global Small Cap

--------------------------------------------------------------------------------


                                       40

--------------------------------------------------------------------------------
PORTFOLIO                     NAME OF SECURITIES           AGGREGATE VALUE

--------------------------------------------------------------------------------
International Focus

--------------------------------------------------------------------------------
Large Cap Value

--------------------------------------------------------------------------------
Small Cap Growth

--------------------------------------------------------------------------------

                               PORTFOLIO TURNOVER

          The Portfolios do not intend to seek profits through short-term trading, but the rate of turnover will not be a limiting factor when a Portfolio deems it desirable to sell or purchase securities. A Portfolio's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of its portfolio securities for the year by the monthly average value of the portfolio securities. Securities with remaining maturities of one year or less at the date of acquisition are excluded from the calculation.

          Certain practices that may be employed by a Portfolio could result in high portfolio turnover. For example, options on securities may be sold in anticipation of a decline in the price of the underlying security (market decline) or purchased in anticipation of a rise in the price of the underlying security (market rise) and later sold. To the extent that its portfolio is traded for the short-term, the Portfolio will be engaged essentially in trading activities based on short-term considerations affecting the value of an issuer's security instead of long-term investments based on fundamental valuation of securities. Because of this policy, portfolio securities may be sold without regard to the length of time for which they have been held. Consequently, the annual portfolio turnover rate of a Portfolio may be higher than mutual funds having similar objectives that do not utilize these strategies.

          It is not possible to predict the Portfolios' portfolio turnover rates. High portfolio turnover rates (100% or more) may result in dealer markups or underwriting commissions as well as other transaction costs, including correspondingly higher brokerage commissions. The table below details the portfolio turnover rates of each Portfolio for the following fiscal years ended December 31.

---------------------------------------------
PORTFOLIO                        2003   2004
---------------------------------------------
Emerging Markets                  167%   ___%
---------------------------------------------
Large Cap Value                    86%   ___%
---------------------------------------------
International Focus               131%   ___%
---------------------------------------------
Global Small Cap                   86%   ___%
---------------------------------------------
Small Cap Growth                   76%   ___%
---------------------------------------------
Mid-Cap Growth                     73%   ___%
---------------------------------------------

                             MANAGEMENT OF THE TRUST

          Officers and Board of Trustees
          ------------------------------

          The business and affairs of the Trust are managed by the Board of Trustees in accordance with the laws of the Commonwealth of Massachusetts. The Board elects officers who are responsible for the day-to-day operations of the Trust and who execute policies authorized by the Board. Under the Trust's Declaration of Trust, the Board may classify or reclassify any unissued shares of the Trust into one or more additional classes by setting or changing in any one or more respects their relative rights, voting powers, restrictions, limitations as to dividends, qualifications and terms and conditions of redemption. The Board may similarly classify or reclassify any class of the Trust's shares into one or more series and, without shareholder approval, may increase the number of authorized shares of the Trust.

          The names (and ages) of the Trust's Trustees and officers, their addresses, present positions and principal occupations during the past five years and other affiliations are set forth below.

-------------------------------------------------------------------------------------------------------------------------
                                                                                            NUMBER
                                                                                              OF
                                                                                          PORTFOLIOS
                                               TERM OF                                     IN FUND
                                               OFFICE (1)                                  COMPLEX
                                                 AND                                       OVERSEEN          OTHER
                                POSITION(S)   LENGTH OF                                       BY         DIRECTORSHIPS
NAME, ADDRESS AND                HELD WITH       TIME        PRINCIPAL OCCUPATION(S)       TRUSTEE/         HELD BY
DATE OF BIRTH                      TRUST        SERVED        DURING PAST FIVE YEARS       OFFICER      TRUSTEE/OFFICER
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
-------------------------------------------------------------------------------------------------------------------------
Richard H. Francis             Trustee,       Since 1999  Currently retired                       41  None
c/o Credit Suisse Asset        Nominating
Management, LLC                and Audit
466 Lexington Avenue           Committee
New York, New York 10017-      Member
3140
Date of Birth:  04/23/32
-------------------------------------------------------------------------------------------------------------------------
Jeffrey E. Garten              Trustee,       Since Fund  Dean of Yale School of                  40  Director of Aetna,
Box 208200                     Nominating     inception   Management and William S.                   Inc. (insurance
New Haven, Connecticut         and Audit                  Beinecke Professor in the                   company);
06520-8200                     Committee                  Practice of International                   Director of
Date of Birth:  10/29/46       Member                     Trade and Finance from                      Calpine
                                                          November 1995 to present                    Corporation
                                                                                                       (energy provider);
                                                                                                      Director of
                                                                                                      CarMax Group
                                                                                                       (used car dealers)
-------------------------------------------------------------------------------------------------------------------------
Peter F. Krogh                 Trustee,       Since 2001  Dean Emeritus and                       40  Director of
301 ICC                        Nominating                 Distinguished Professor of                  Carlisle
Georgetown University          Committee                  International Affairs at the                Companies
-------------------------------------------------------------------------------------------------------------------------

_______________
1    Each Trustee and Officer serves until his or her respective successor has been duly elected and qualified.


                                       42

-------------------------------------------------------------------------------------------------------------------------
                                                                                            NUMBER
                                                                                              OF
                                                                                          PORTFOLIOS
                                               TERM OF                                     IN FUND
                                               OFFICE (1)                                  COMPLEX
                                                 AND                                       OVERSEEN          OTHER
                                POSITION(S)   LENGTH OF                                       BY         DIRECTORSHIPS
NAME, ADDRESS AND                HELD WITH       TIME        PRINCIPAL OCCUPATION(S)       TRUSTEE/         HELD BY
DATE OF BIRTH                      TRUST        SERVED        DURING PAST FIVE YEARS       OFFICER      TRUSTEE/OFFICER
-------------------------------------------------------------------------------------------------------------------------
Washington, DC 20057           Member and                 Edmund A. Walsh School of                   Incorporated
Date of Birth:  02/11/37       Audit                      Foreign Service,                            (diversified
                               Committee                  Georgetown University from                  manufacturing
                               Chairman                   June 1995 to present                        company)
-------------------------------------------------------------------------------------------------------------------------
James S. Pasman, Jr.           Trustee,       Since 1999  Currently retired                       42  Director of
c/o Credit Suisse Asset        Nominating                                                             Education
Management, LLC                and Audit                                                              Management
466 Lexington Avenue           Committee                                                              Corp.
New York, New York 10017-      Member
3140
Date of Birth:  12/20/30
-------------------------------------------------------------------------------------------------------------------------
Steven N. Rappaport            Trustee,       Since 1999  Partner of Lehigh Court,                42  Director of
Lehigh Court, LLC              Nominating                 LLC and RZ Capital (private                 Presstek, Inc.
40 East 52nd Street,           Committee                  investment firms) from July                 (digital imaging
New York, New York 10022       Chairman and               2002 to present; Transition                 technologies
Date of Birth:  07/10/48       Audit                      Adviser to SunGard                          company);
                               Committee                  Securities Finance, Inc. from               Director of Wood
                               Member                     February 2002 to July 2002;                 Resources, LLC
                                                          President of SunGard                        (plywood
                                                          Securities Finance, Inc. from               manufacturing
                                                          2001 to February 2002;                      company)
                                                          President of Loanet, Inc.
                                                          (on-line accounting service)
                                                          from 1997 to 2001
-------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
-------------------------------------------------------------------------------------------------------------------------
Michael E. Kenneally (2)       Chairman       Since 2004  Chairman and Global Chief               44  None
Credit Suisse Asset            and Chief                  Executive Officer of CSAM
Management, LLC                Executive                  since 2003; Chairman and
466 Lexington Avenue           Officer                    Chief Investment Officer of
New York, New York 10017-3140                             Banc of America Capital
Date of Birth:  03/30/54                                  Management from 1998 to
                                                          March 2003
-------------------------------------------------------------------------------------------------------------------------
William W. Priest, Jr. (3)     Trustee        Since 1999  Chief Executive Officer of J            47  Director of Globe
Epoch Investment Partners,                                Net Enterprises, Inc.                       Wireless, LLC
Inc.                                                      (technology holding                         (maritime
667 Madison Avenue                                        company) since June 2004;                   communications
New York, New York 10021                                  Chief Executive Officer of                  company);
Date of Birth:  09/24/41                                  Epoch Investment Partners,                  Director of
                                                          Inc. since April 2004; Co-                  InfraRed X
                                                          Managing Partner of                         (medical device
                                                          Steinberg Priest & Sloane                   company);
-------------------------------------------------------------------------------------------------------------------------

_______________
2    Mr. Kenneally is an "interested person" of the Trust as defined in the 1940
     Act because he is an officer of CSAM.
3    Mr. Priest is an "interested person" of the Trust as defined in the 1940
     Act because he provided consulting services to CSAM within the last two years (ended December 31, 2002).


                                       43

-------------------------------------------------------------------------------------------------------------------------
                                                                                            NUMBER
                                                                                              OF
                                                                                          PORTFOLIOS
                                               TERM OF                                     IN FUND
                                               OFFICE (1)                                  COMPLEX
                                                 AND                                       OVERSEEN          OTHER
                                POSITION(S)   LENGTH OF                                       BY         DIRECTORSHIPS
NAME, ADDRESS AND                HELD WITH       TIME        PRINCIPAL OCCUPATION(S)       TRUSTEE/         HELD BY
DATE OF BIRTH                      TRUST        SERVED        DURING PAST FIVE YEARS       OFFICER      TRUSTEE/OFFICER
-------------------------------------------------------------------------------------------------------------------------
                                                          Capital Management from                     Director of J Net
                                                          2001 to March 2004;                         Enterprises, Inc.
                                                          Chairman and Managing
                                                          Director of CSAM from
                                                          2000 to February 2001,
                                                          Chief Executive Officer and
                                                          Managing Director of
                                                          CSAM from 1990 to 2000
-------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
                                 POSITION(S)   TERM OF OFFICE (1)
NAME, ADDRESS AND                 HELD WITH     AND LENGTH OF          PRINCIPAL OCCUPATION(S) DURING PAST
DATE OF BIRTH                       TRUST        TIME SERVED                       FIVE YEARS
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
OFFICERS
----------------------------------------------------------------------------------------------------------------
Michael A. Pignataro             Treasurer     Since 1999 and    Director and Director of Fund Administration of
Credit Suisse Asset Management,  and Chief     Chief Financial   CSAM; Associated with CSAM since 1984;
LLC                              Financial     Officer           Officer of other Credit Suisse Funds
466 Lexington Avenue             Officer
New York, New York 10017-3140
Date of Birth:  11/15/59
----------------------------------------------------------------------------------------------------------------
Emidio Morizio                   Chief         Since 2004        Director and Global Head of Compliance of
c/o Credit Suisse Asset          Compliance                      CSAM; Associated with CSAM since July
  Management, LLC                Officer                         2000; Vice President and Director of
466 Lexington Avenue                                             Compliance of Forstmann-Leff Associates from
New York, New York 10017-3140                                    1998 to June 2000; Officer of other Credit
Date of Birth:  09/21/66                                         Suisse Funds
----------------------------------------------------------------------------------------------------------------
Ajay Mehra                       Chief Legal   Since 2004        Director and Deputy General Counsel of CSAM
c/o Credit Suisse Asset          Officer                         since September 2004; Senior Associate of
  Management, LLC                                                Shearman & Sterling LLP from September 2000
466 Lexington Avenue                                             to September 2004; Senior Counsel of the SEC
New York, New York 10017-3140                                    Division of Investment Management from June
Date of Birth:  08/14/70                                         1997 to September 2000; Officer of other Credit
                                                                 Suisse Funds
----------------------------------------------------------------------------------------------------------------
J. Kevin Gao                     Vice          Since 2004        Vice President and Legal Counsel of CSAM;
Credit Suisse Asset Management,  President                       Associated with CSAM since July 2003;
LLC                              and                             Associated with the law firm of Willkie Farr &
466 Lexington Avenue             Secretary                       Gallagher LLP from 1998 to 2003; Officer of
New York, New York 10017-3140                                    other Credit Suisse Funds.
Date of Birth:  10/13/67
----------------------------------------------------------------------------------------------------------------
Robert M. Rizza                  Assistant     Since 2002        Assistant Vice President of CSAM; Associated
----------------------------------------------------------------------------------------------------------------

_______________
1    Each Trustee and Officer serves until his or her respective successor has been duly elected and qualified.


                                       44

----------------------------------------------------------------------------------------------------------------
                                 POSITION(S)   TERM OF OFFICE (1)
NAME, ADDRESS AND                 HELD WITH     AND LENGTH OF          PRINCIPAL OCCUPATION(S) DURING PAST
DATE OF BIRTH                       TRUST        TIME SERVED                       FIVE YEARS
----------------------------------------------------------------------------------------------------------------
Credit Suisse Asset Management,  Treasurer                       with CSAM since 1998; Officer of other Credit
LLC                                                              Suisse Funds
466 Lexington Avenue
New York, New York 10017-3140
Date of Birth:  12/09/65
----------------------------------------------------------------------------------------------------------------

Ownership In Securities Of The Trust And Trust Complex
------------------------------------------------------

As reported to the Trust, the information in the following table reflects the beneficial ownership by the Trustees of certain securities as of December 31, 2004.

--------------------------------------------------------------------------------
                      Dollar Range of Equity           Aggregate Dollar Range of
                      Securities in the Trust (*),(1)  Equity Securities in all
                                                       Registered Investment
                                                       Companies Overseen by
Name of Trustee                                        Trustee in Family of
                                                       Investment Companies *,1
--------------------------------------------------------------------------------
INDEPENDENT TRUSTEE
--------------------------------------------------------------------------------
Richard H. Francis              [A]                              E

--------------------------------------------------------------------------------
Jeffrey E. Garten               [A]                              A

--------------------------------------------------------------------------------
Peter F. Krogh                  [A]                              A

--------------------------------------------------------------------------------
James S. Pasman, Jr.            [A]                              D

--------------------------------------------------------------------------------
Steven N. Rappaport             [A]                              D

--------------------------------------------------------------------------------
INTERESTED TRUSTEES
--------------------------------------------------------------------------------
Joseph D. Gallagher             [A]                              A

--------------------------------------------------------------------------------
William W. Priest               [A]                              A

--------------------------------------------------------------------------------
___________________
* Key to Dollar Ranges:
  A.   None
  B.   $1  -  $10,000
  C.   $10,000  -  $50,000
  D.   $50,000  -  $100,000
  E.   Over  $100,000
1 Beneficial ownership is determined in accordance with Rule 16a-1(a)(2) under the Exchange Act.

Committees and Meetings of Trustees
-----------------------------------

          The Trust's Board has an Audit Committee and a Nominating Committee. The members of the Audit Committee and the Nominating Committee consist of all the Trustees who are not "interested persons" of the Trust as defined in the 1940 Act ("Independent Trustees"), namely Messrs. Francis, Garten, Krogh, Pasman and Rappaport.

          In accordance with its written charter adopted by the Board, the Audit Committee (a) assists Board oversight of the integrity of each Portfolio's financial statements, the independent registered public accounting firm's qualifications and independence, each Portfolio's compliance with legal and regulatory requirements and the performance of each Portfolio's independent registered public accounting firm; (b) prepares an audit committee report, if required by the SEC, to be included in the each Portfolio's annual proxy statement, if any; (c) oversees the scope of the annual audit of each Portfolio's financial statements, the quality and objectivity of each Portfolio's financial statements, each Portfolio's accounting and financial reporting policies and its internal controls; (d) determines the selection, appointment, retention and termination of each Portfolio's independent registered public accounting firm, as well as approving the compensation thereof; (e) pre-approves all audit and non-audit services provided to each Portfolio and certain other persons by such independent registered public accounting firm; and (f) acts as a liaison between each Portfolio's independent registered public accounting firm and the full Board. The Audit Committee met ______ times during the fiscal year ended December 31, 2004.

          In accordance with its written charter adopted by the Board, the Nominating Committee recommends to the Board persons to be nominated by the Board for election at the Trust's meetings of shareholders, special or annual, if any, or to fill any vacancy on the Board that may arise between shareholder meetings. The Nominating Committee also makes recommendations with regard to the tenure of Board members and is responsible for overseeing an annual evaluation of the Board and its committee structure to determine whether such structure is operating effectively. The Nominating Committee met ______ times during the fiscal year ended December 31, 2004.

          The Nominating Committee will consider for nomination to the Board candidates submitted by the Trust's shareholders or from other sources it deems appropriate. Any recommendation should be submitted to the Trust's Secretary, c/o Credit Suisse Asset Management, LLC, 466 Lexington Avenue, New York, New York 10017. Any submission should include at a minimum the following information: the name, age, business address, residence address and principal occupation or employment of such individual, the class, series and number of shares of the Trust that are beneficially owned by such individual, the date such shares were acquired and the investment intent of such acquisition, whether such shareholder believes such individual is, or is not, an "interested person" of the Trust (as defined in the 1940 Act), and information regarding such individual that is sufficient, in the Committee's discretion, to make such determination, and all other information relating to such individual that is required to be disclosed in solicitation of proxies for election of directors in an election contest (even if an election contest is not involved) or is otherwise required pursuant to the rules for proxy materials under the Exchange Act. If the Trust is holding a shareholder meeting, any such submission, in order to be included in the Trust's proxy statement, should be made no later than the 120th calendar day before the date the Trust's proxy statement was released to security holders in connection with the previous year's annual meeting or, if the Trust has changed the meeting date by more than 30 days or if no meeting was held the previous year, within a reasonable time before the Trust begins to print and mail its proxy statement.

          No employee of CSAM, CSAM's affiliates in the United Kingdom and Australia, State Street Bank and Trust Company ("State Street") and CSAMSI, the Trust's co-administrators, or any of their affiliates receives any compensation from the Trust for acting as an officer or Trustee of the Trust. Mr. Priest and each Trustee who is not a director, trustee, officer or employee of CSAM, CSAM's affiliates in the United Kingdom and Australia, State Street, CSAMSI or any of their affiliates receives an annual fee of $750 and $250 for each Board meeting attended by him for his services as trustee, and is reimbursed for expenses incurred in connection with his attendance at Board meetings. Each member of the Audit Committee receives an annual fee of $250, and the Chairman of the Audit Committee receives an annual fee of $325, for serving on the Audit Committee.

Trustees' Compensation
----------------------
(for the fiscal year ended December 31, 2004)


---------------------------------------------------------------------------------
Name of        Richard   Jeffrey   Peter      James        Steven      William
Portfolio      Francis    Garten   Krogh   Pasman, Jr.   Rappaport   Priest, Jr.
---------------------------------------------------------------------------------
Mid-Cap        $    ___  $    ___  $  ___  $        ___  $      ___  $        ___
Growth
---------------------------------------------------------------------------------
Emerging       $    ___  $    ___  $  ___  $        ___  $      ___  $        ___
Markets
---------------------------------------------------------------------------------
Global Small   $    ___  $    ___  $  ___  $        ___  $      ___  $        ___
Cap
---------------------------------------------------------------------------------
International  $    ___  $    ___  $  ___  $        ___  $      ___  $        ___
Focus
---------------------------------------------------------------------------------
Large Cap      $    ___  $    ___  $  ___  $        ___  $      ___  $        ___
Value
---------------------------------------------------------------------------------
Small Cap      $    ___  $    ___  $  ___  $        ___  $      ___  $        ___
Growth
---------------------------------------------------------------------------------
Total          $    ___  $    ___  $  ___  $        ___  $      ___  $        ___
Compensation
from all
Investment
Companies in
Credit Suisse
Fund
Complex
---------------------------------------------------------------------------------
Total Number         41        40      40            42          42            47
of Funds for
Which
Trustee
Serves within
Fund
Complex
---------------------------------------------------------------------------------



          Mr. Kenneally is an "interested person" of the Trust and, accordingly, receives no compensation from the Portfolios or from any other investment company advised by CSAM.

          As of March ___, 2005, no Trustees or officers of the Trust owned more than 1% of the outstanding shares of the Portfolios.

          Proxy Voting Policy
          -------------------

          The Trust has adopted CSAM's Proxy Voting Policy and Procedures as its proxy voting policy. The Proxy Voting Policy and Procedures appear as Appendix A to this Statement of Additional Information. The Trust files Form N-PX with its complete proxy voting record for the 12 months ended June 30 of each year, not later than October 31 of each year. The Trust's Form N-PX is available (1) without charge and upon request by calling the Trust toll-free at 800-

927-2874 or through CSAM's website, www.csam.com/us and (2) on the SEC's website at http://www.sec.gov.
   ------------------

          Disclosure of Portfolio Holdings
          --------------------------------

          Each Portfolio's Board has adopted policies and procedures governing the disclosure of information regarding its portfolio holdings. As a general matter, it is each Portfolio's policy that no current or potential investor (or their representative) (collectively, the "Investors") will be provided information on the Portfolio's portfolio holdings on a preferential basis in advance of the provision of that information to other Investors. Each Portfolio's policies apply to all of the Portfolio's service providers that, in the ordinary course of their activities, come into possession of information about the Portfolio's portfolio holdings.

          Each Portfolio's policies and procedures provide that information regarding the Portfolio's specific security holdings, sector weightings, geographic distribution, issuer allocations and related information, among other things ("Portfolio-Related Information") will be disclosed to the public only
(i) as required by applicable laws, rules or regulations or (ii) pursuant to the Portfolio's policies and procedures when the disclosure of such information is considered by the Portfolio's officers to be consistent with the interests of Portfolio shareholders. In the event of a conflict of interest between a Portfolio, on the one hand, and a service provider or their affiliates on the other hand, relating to the possible disclosure of Portfolio-Related Information, the Portfolio's officers will seek to resolve any conflict of interest in favor of the Portfolio's interests. In the event that a Portfolio officer is unable to resolve such conflict, the matter will be referred to the Portfolio's Audit Committee for resolution.

          Each Portfolio's policies further provide that in some instances, it may be appropriate for the Portfolio to selectively disclose its Portfolio-Related Information (e.g., for due diligence purposes to a newly hired adviser or sub-adviser, or disclosure to a rating agency) prior to public dissemination of such information. Unless the context clearly suggests that the recipient is under a duty of confidentiality, the Portfolio's officers will condition the receipt of selectively disclosed Portfolio-Related Information upon the receiving party's agreement to keep such information confidential and to refrain from trading Portfolio shares based on the information.

          Neither a Portfolio, the Adviser, officers of the Portfolio nor employees of its service providers will receive any compensation in connection with the disclosure of Portfolio-Related Information. However, each Portfolio reserves the right to charge a nominal processing fee, payable to the Portfolio, to nonshareholders requesting Portfolio-Related Information. This fee is designed to offset the Portfolio's costs in disseminating data regarding such information. All Portfolio-Related Information will be based on information provided by State Street, as each Portfolio's co-administrator/accounting agent.

          Disclosure of Portfolio-Related Information may be authorized only by executive officers of a Portfolio, CSAM and CSAMSI. Each Portfolio's Board is responsible for overseeing the implementation of the policies and procedures governing the disclosure of Portfolio-Related Information and reviews the policies annually for their continued appropriateness.

          Each Portfolio provides a full list of its holdings as of the end of each calendar month on its website, www.csam.com/us, approximately 10 business
                                    ---------------
days after the end of each month. The list of holdings as of the end of each calendar month remains on the website until the list of holdings for the following calendar month is posted to the website.

          Each Portfolio and CSAM have ongoing arrangements to disclose Portfolio-Related Information to service providers to the Portfolio that require access to this information to perform their duties to the Portfolio. Set forth below is a list, as of February 1, 2005, of those parties with which CSAM, on behalf of each Portfolio, has authorized ongoing arrangements that include the release of Portfolio-Related Information, as well as the frequency of release under such arrangements and the length of the time lag, if any, between the date of the information and the date on which the information is disclosed.

--------------------------------------------------------------------------
Recipient                         Frequency     Delay before dissemination
--------------------------------------------------------------------------
State Street (custodian,          Daily         None
accounting agent, co-
administrator and securities
lending agent)

--------------------------------------------------------------------------
Institutional Shareholder         As necessary  None
Services (proxy voting service
and filing of class action
claims)

--------------------------------------------------------------------------
Interactive Data Corp. (pricing   Daily         None
service)

--------------------------------------------------------------------------
Boston Financial Data             As necessary  None
Services, Inc. ("BFDS")
(transfer agent)

--------------------------------------------------------------------------

          In addition, Portfolio-Related Information may be provided as part of each Portfolio's ongoing operations to: the Portfolio's Board; _____________________, its independent registered public accounting firm ("____"); Willkie Farr & Gallagher LLP, counsel to the Portfolio; Drinker Biddle & Reath LLP, counsel to the Portfolio's Independent Directors; broker-dealers in connection with the purchase or sale of Portfolio securities or requests for price quotations or bids on one or more securities; regulatory authorities; stock exchanges and other listing organizations; and parties to litigation, if any. The entities to which a Portfolio provides Portfolio-Related Information, either by explicit agreement or by virtue of the nature of their duties to the Portfolio, are required to maintain the confidentiality of the information disclosed.

          On an ongoing basis, each Portfolio may provide Portfolio-Related Information to third parties, including the following: mutual fund evaluation services; broker-dealers, investment advisers and other financial intermediaries for purposes of their performing due diligence on the Portfolio and not for dissemination of this information to their clients or use of this information to conduct trading for their clients; mutual fund data aggregation services; sponsors of retirement plans that include funds advised by CSAM; and consultants for investors that invest in funds advised by CSAM, provided in each case that the Portfolio has a legitimate business purpose for providing the information and the third party has agreed to keep the information confidential and to refrain from trading based on the information. The entities that receive this information are listed below, together with the frequency of release and the length of the time lag, if any, between the date of the information and the date on which the information is disclosed:

------------------------------------------------------------------
Recipient                 Frequency   Delay before dissemination
------------------------------------------------------------------
Lipper                    Monthly    5th business day of following
                                     month
------------------------------------------------------------------
S&P                       Monthly    2nd business day of following
                                     month
------------------------------------------------------------------
Thomson Financial/Vestek  Quarterly  5th business day of following month
------------------------------------------------------------------
Fidelity Investments -
Strategic Advisers, Inc.
------------------------------------------------------------------
Fidelity Investments
Institutional Operations
Company, Inc.
------------------------------------------------------------------


          Each Portfolio may also disclose to an issuer the number of shares of the issuer (or percentage of outstanding shares) held by the Portfolio.

          The ability of each Portfolio, the Adviser and CSAMSI, as the co-administrator of each Portfolio, to effectively monitor compliance by third parties with their confidentiality agreements is limited, and there can be no assurance that each Portfolio's policies on disclosure of Portfolio-Related Information will protect the Portfolio from the potential misuse of that information by individuals or firms in possession of that information.

          Investment Advisers and Co-Administrators
          -----------------------------------------

          CSAM, located at 466 Lexington Avenue, New York, New York 10017-3140, serves as investment adviser to each Portfolio pursuant to a written investment advisory agreement between CSAM and each Portfolio (the "Advisory Agreement"). CSAM is the institutional and mutual fund asset management arm of CSFB, part of the Credit Suisse Group ("Credit Suisse"), one of the world's largest financial organizations with approximately $978 billion in assets under management. CSFB is a leading global investment bank serving institutional, corporate, government and high net worth clients. CSFB's businesses include securities underwriting, sales and trading, investment banking, private equity, alternative assets, financial advisory services, investment research and asset management. CSFB operates in more than 69 locations across more than 33 countries on five continents. CSFB is a business unit of the Zurich-based Credit Suisse Group, one of the world's largest financial organizations with approximately $1,078 billion in assets under management. As of December 31, 2004, Credit Suisse Asset Management employed about 2,000 people worldwide and had global assets under management of approximately $341.7 billion, with $27. 4 billion in assets under management in the U.S. The principal business address of Credit Suisse is Paradeplatz 8, CH8070, Zurich, Switzerland.

          The Advisory Agreement between each Portfolio and CSAM has an initial term of two years and continues in effect from year to year thereafter if such continuance is specifically approved at least annually by the vote of a majority of the Independent Trustees cast in person at a meeting called for the purpose of voting on such approval, and either by a vote of the Portfolio's Board of Trustees or by a majority of the Portfolio's outstanding voting securities, as defined in the 1940 Act.

          Pursuant to each Advisory Agreement, subject to the supervision and direction of the Board, CSAM is responsible for managing each Portfolio in accordance with the Portfolio's stated investment objective and policies. CSAM is responsible for providing investment advisory services as well as conducting a continual program of investment, evaluation and, if appropriate, sale and reinvestment of the Portfolio's assets. In addition to expenses that CSAM may incur in performing its services under the Advisory Agreement, CSAM pays the compensation, fees and related expenses of all Trustees who are affiliated persons of CSAM or any of its subsidiaries.

          Each Portfolio bears certain expenses incurred in its operation, including: investment advisory and administration fees; taxes, interest, brokerage fees and commissions, if any; fees of Trustees of the Portfolio who are not officers, directors, or employees of CSAM or affiliates of any of them; fees of any pricing service employed to value shares of the Portfolio; SEC fees, state Blue Sky qualification fees and any foreign qualification fees; charges of custodians and transfer and dividend disbursing agents; the Portfolio's proportionate share of insurance premiums; outside auditing and legal expenses; costs of maintenance of the Portfolio's existence; costs attributable to investor services, including, without limitation, telephone and personnel expenses; costs of preparing and printing prospectuses and statements of additional information for regulatory purposes and for distribution to existing shareholders; costs of shareholders' reports and meetings of the shareholders of the Portfolio and of the officers or Board of Trustees of the Portfolio; and any extraordinary expenses.

          General expenses of the Portfolios not readily identifiable as belonging to a particular Portfolio are allocated among all Credit Suisse Funds by or under the direction of the Trust's Board of Trustees in such manner as the Board determines to be fair and accurate.

          Each Advisory Agreement provides that CSAM shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Portfolio in connection with the matters to which the Agreement relates, except that CSAM shall be liable for a loss resulting from a breach of fiduciary duty by CSAM with respect to the receipt of compensation for services; provided that nothing in the Advisory Agreement shall be deemed to protect or purport to protect CSAM against any liability to the Portfolio or to shareholders of the Portfolio to which CSAM would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or by reason of CSAM's reckless disregard of its obligations and duties under the Advisory Agreement.

          Each Portfolio or CSAM may terminate the Advisory Agreement on 60 days' written notice without penalty. The Advisory Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

          For the services provided by CSAM, each Portfolio pays CSAM a fee calculated at an annual rate equal to a percentage of its average daily net assets, as follows:


-----------------------------------------------------------------------
PORTFOLIO                        RATE OF ADVISORY FEE
-----------------------------------------------------------------------
Mid-Cap Growth                   0.90%
-----------------------------------------------------------------------
Emerging Markets                 1.25%
-----------------------------------------------------------------------
Global Small Cap                 1.25%
-----------------------------------------------------------------------
International Focus              1.00%
-----------------------------------------------------------------------
Large Cap Value                  0.75%
-----------------------------------------------------------------------
Small Cap Growth                 0.90%
-----------------------------------------------------------------------

          For the Emerging Markets, Global Small Cap and International Focus Portfolios, CSAM pays the sub-advisers out of the advisory fees paid by these Portfolios.

Advisory Fees paid to CSAM for fiscal year ended December 31
------------------------------------------------------------
(portion of fees waived, if any, are noted in parentheses next to the amount earned)


------------------------------------------------------------------------------------------
                           2002                    2003                   2004
------------------------------------------------------------------------------------------
Emerging          $  586,316  ($206,200)  $  656,720  ($213,409)
Markets
------------------------------------------------------------------------------------------
Large Cap Value   $  200,723   ($94,776)  $  171,881   ($57,661)
------------------------------------------------------------------------------------------
International     $1,243,174          0   $  834,069          0
Focus
------------------------------------------------------------------------------------------
Global Small Cap  $1,033,576  ($256,564)  $  906,018  ($169,704)
------------------------------------------------------------------------------------------
Small Cap         $5,846,957          0   $5,413,558          0
Growth
------------------------------------------------------------------------------------------
Emerging          $  353,592   ($41,312)  $  314,316   ($50,503)
Growth
------------------------------------------------------------------------------------------

SUB-ADVISORY AGREEMENTS
-----------------------

          Each of the Emerging Markets, Global Small Cap and International Focus Portfolios has entered into Sub-Investment Advisory Agreements with CSAM and CSAM's

London affiliate, CSAM U.K., and CSAM's Australian affiliate, CSAM Australia. Each of CSAM U.K. and CSAM Australia may be referred to as a "Sub-Adviser."

          Subject to the supervision of CSAM, CSAM U.K. and CSAM Australia, in the exercise of its best judgment, will provide investment advisory assistance and portfolio management advice to the Portfolios in accordance with the investment objectives of the Portfolios, the Portfolios' Prospectuses and Statement of Additional Information, as from time to time in effect, and in such manner and to such extent as may from time to time be approved by the Board. Each Sub-Adviser bears its own expenses incurred in performing services under its Sub-Advisory Agreement.

          CSAM U.K. serves as a sub-adviser to the Global Small Cap, Emerging Markets and International Focus Portfolios. CSAM U.K. is a corporation organized under the laws of England in 1982 and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended (the "Advisers Act"). The principal executive office of CSAM U.K. is Beaufort House, 15 St. Botolph Street, London EC3A 7JJ, England. CSAM U.K. is a diversified asset manager, handling global equity, balanced, fixed income and derivative securities accounts for other investment companies, corporate pension and profit-sharing plans, state pension funds, union funds, endowments and other charitable institutions. CSAM U.K. has been in the money management business for over 19 years and as of December 31, 2004 managed approximately $____ billion in assets.

          CSAM Australia serves as a sub-adviser to the Global Small Cap, Emerging Markets and International Focus Portfolios. CSAM Australia was registered as a company under the Laws of Victoria, Australia on September 15, 1989. CSAM Australia is licensed as a securities dealer and operator of managed investment schemes under the Australian Corporations Act of 2001 and is an investment adviser under the Advisers Act. The registered office of CSAM Australia is Level 32 Gateway, 1 Macquarie Place, Sydney NSW 2000, Australia. CSAM Australia is a diversified asset manager, specializing in equity, fixed income and balanced portfolio management for a range of clients including pension funds, government agencies and large companies as well as private individuals. CSAM Australia has been in the funds management business for over 15 years and as of December 31, 2004 managed approximately $____ billion in assets.

          Under the Sub-Advisory Agreement with CSAM U.K., CSAM (not the Portfolios) pays CSAM U.K. an annual fee of $250,000 for services rendered with respect to the Portfolios and all other Credit Suisse Funds for which CSAM U.K. has been appointed to act as such. The portion of the fee allocated with respect to the each Portfolio is equal to the product of (a) the total fee and
(b) a fraction, (i) the numerator of which is the average monthly assets of a Portfolio during such calendar quarter or portion thereof and (ii) the denominator of which is the aggregate average monthly assets of the Portfolio and certain other Credit Suisse Funds for which CSAM U.K. has been appointed to act as sub-adviser during such calendar quarter or portion thereof. For the fiscal years ended December 31, 2003 and 2004, the portion of the fees allocable to the Portfolios for CSAM U.K. were as follows:

-------------------------------------------------------------------------
          PORTFOLIO              2003               2004

-------------------------------------------------------------------------


                                       54

-------------------------------------------------------------------------
Global Small Cap                 $____              $____

-------------------------------------------------------------------------
Emerging Markets                 $____              $____

-------------------------------------------------------------------------
International Focus              $____              $____

-------------------------------------------------------------------------

          Under the Sub-Advisory Agreement with CSAM Australia, CSAM (not the Portfolio) pays CSAM Australia an annual fee of $480,000 for services rendered with respect to the Portfolios and all other Credit Suisse Funds for which CSAM Australia has been appointed to act as Sub-Adviser. The portion of the fee allocated with respect to each Portfolio is calculated in the same manner as set forth above with respect to the Sub-Advisory Agreement with CSAM U.K. For the fiscal years ended December 31, 2003 and 2004, the portion of the fees allocable to the Portfolios for CSAM Australia were as follows: Global Small Cap: $____ and $____, Emerging Markets: $____ and $____, and International Focus: $____ and $____, respectively.

          From ______________ until December 3, 2004, Credit Suisse Asset Management Limited Tokyo ("CSAM Japan") served as a Sub-Adviser to the Global Small Cap and International Focus Portfolios. The portion of the fee allocated with respect to each Portfolio was calculated in the same manner as set forth above with respect to the Sub-Advisory Agreement with CSAM U.K. For the fiscal year ended December 31, 2003 and for the period ended December 3, 2004, the portion of the fees allocable to the Portfolios for CSAM Japan were as follows:
Global Small Cap: $____ and $____ and International Focus: $____ and $____, respectively.


          From __________ until July 30, 2004, Abbott Capital Management, LLC ("Abbott") served as sub-investment adviser to the Global Small Cap Portfolio. Pursuant to the Sub-Advisory Agreement between Abbott and CSAM, Abbott received a quarterly fee from CSAM at the annual rate of 1.00% of the value of the Portfolio's Private Fund investments as of the end of each calendar quarter. No compensation was paid by Global Small Cap Portfolio to Abbott for its sub-investment advisory services. For the years ended December 31, 2002 and 2003 and for the period ended July 30, 2004, the fees paid to Abbott by CSAM were $5,308, $10,056 and $____, respectively.

          Each Sub-Advisory Agreement has an initial term of two years and continues in effect from year to year thereafter if such continuance is specifically approved at least annually by the vote of a majority of the Independent Trustees cast in person at a meeting called for the purpose of voting on such approval, and either by a vote of the Trust's Board of Trustees or by a majority of the Portfolio's outstanding voting securities, as defined in the 1940 Act. Each Sub-Advisory Agreement provides that the Sub-Adviser shall exercise its best judgment in rendering the services described in the Sub-Advisory Agreement and that the Sub-Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by a Portfolio or CSAM in connection with the matters to which the Agreement relates, except that the Sub-Adviser shall be liable for a loss resulting from a breach of fiduciary duty by the Sub-Adviser with respect to the receipt of compensation for services; provided that nothing in the Sub-Advisory Agreement shall be deemed to protect or purport to protect the Sub-Adviser against any liability to the Portfolio or CSAM or to shareholders of the Portfolio to which the Sub-Adviser would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or by reason of the Sub-Adviser's reckless disregard of its obligations and duties under this Agreement. Each Sub-Advisory Agreement may be terminated without penalty on 60 days' written notice by the Portfolio, CSAM or the Sub-Adviser and will terminate automatically in the event of its assignment (as defined in the 1940 Act).

BOARD APPROVAL OF ADVISORY AGREEMENTS
-------------------------------------

          In approving the Advisory Agreements and Sub-Advisory Agreements, the Board of Trustees, including the Independent Trustees, considered the following factors with respect to each Portfolio:

          Investment Advisory Fee Rates
          -----------------------------

          The Board reviewed and considered the contractual advisory fee rates of 1.25%, 0.75%, 1.00%, 1.25%, 0.90% and 0.90% paid by the Emerging Markets
Portfolio, Large Cap Value Portfolio, International Focus Portfolio, Global Small Cap Portfolio, Small Cap Growth Portfolio and Mid-Cap Growth Portfolio, respectively (each, a "Contractual Advisory Fee"), to CSAM in light of the extent and quality of the advisory services provided by CSAM or any Sub-Adviser. The Board also reviewed and considered the fee waivers and/or expense reimbursement arrangements currently in place for each Portfolio and considered the actual fee rates after taking waivers and reimbursements into account of ___%, ___%, ___%, ___%, ___% and ___% for the Emerging Markets Portfolio, Large Cap Value Portfolio, International Focus Portfolio, Global Small Cap Portfolio, Small Cap Growth Portfolio and Mid-Cap Growth Portfolio, respectively (each, a "Net Advisory Fee"). The Board acknowledged that the fee waivers and reimbursements could be discontinued at any time. In addition, the Board noted that the compensation paid to CSAM U.K. and CSAM Australia is paid by CSAM, not the Portfolios, and, accordingly, that the retention of CSAM U.K. and CSAM Australia does not increase the fees or expenses otherwise incurred by each Portfolio's shareholders.

          Additionally, the Board received and considered information comparing each Portfolio's Contractual Advisory Fee and Net Advisory Fee and each Portfolio's overall expenses with those of funds in both the relevant expense group ("Peer Group") and universe of funds (the "Universe") provided by an independent provider of investment company data.

          Nature, Extent and Quality of the Services under the Advisory and
          -----------------------------------------------------------------
Sub-Advisory Agreements
    -------------------

          The Board received and considered information regarding the nature, extent and quality of services provided to each Portfolio by CSAM under the Advisory Agreements and to the Emerging Markets, International Focus and Global Small Cap Portfolios under the Sub-Advisory Agreements. The Board also noted information received at regular meetings throughout the year related to the services rendered by CSAM and the Sub-Advisers. The Board reviewed background information about CSAM and the Sub-Advisers, including their Form ADVs. The Board considered the background and experience of CSAM's and the Sub-Advisers' senior management and the expertise of, and the amount of attention given to each Portfolio by, both senior personnel of CSAM and the Sub-Advisers. With respect to the Sub-Advisers, the Board also considered the particular expertise of CSAM U.K. and CSAM Australia in managing the types of global investments which each of the Emerging Markets, International Focus and Global Small Cap Portfolios makes. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management teams primarily responsible for the day-to-day portfolio management of each Portfolio and the extent of the resources devoted to research and analysis of actual and potential investments. The Board also received and considered information about the nature, extent and quality of services and fee rates offered to other CSAM clients for comparable services.

          In approving the Sub-Advisory Agreements, the Board also considered the benefits to each of the Emerging Markets, International Focus and Global Small Cap Portfolios of retaining CSAM's United Kingdom and Australian affiliates given the increased complexity of the domestic and international securities markets, specifically that retention of CSAM U.K. and CSAM Australia expands the universe of companies and countries from which investment opportunities could be sought and enhances the ability of each of those Portfolios to obtain best price and execution on trades in international markets.

          Portfolio Performance
          ---------------------

          The Board received and considered the one- and three-year performance of the Mid-Cap Growth Portfolio and the one-, three- and five-year performance of the other Portfolios, along with comparisons, for all presented periods, both to the Peer Group and the Universe for all of the Portfolios. The Board was provided with a description of the methodology used to arrive at the funds included in the Peer Group and the Universe.

          The Board reviewed information comparing the performance of the various Credit Suisse Funds to performance benchmarks that the Board had previously established and progress that had been made in certain instances toward achieving those benchmarks. The Board also reviewed comparisons between each Portfolio and its identified benchmark over various time periods.

          CSAM Profitability
          ------------------

          The Board received and considered a profitability analysis of CSAM based on the fees payable under the Advisory Agreements for each Portfolio, including any fee waivers or fee caps, as well as other relationships between each Portfolio on the one hand and CSAM affiliates on the other. The Board received profitability information for the other funds in the CSAM family of funds.

          Economies of Scale
          ------------------

          The Board considered whether economies of scale in the provision of services to each Portfolio were being passed along to the shareholders. Accordingly, the Board considered whether alternative fee structures (such as breakpoint fee structures) would be more appropriate or reasonable taking into consideration economies of scale or other efficiencies that might accrue from increases in each Portfolio's asset levels.

          Other Benefits to CSAM and the Sub-Advisers
          -------------------------------------------

          The Board considered other benefits received by CSAM, the Sub-Advisers and their affiliates as a result of their relationship with each Portfolio.
Such benefits include, among others, research arrangements with brokers who execute transactions on behalf of each Portfolio, administrative and brokerage relationships with affiliates of CSAM and the Sub-Advisers and benefits potentially derived from an increase in CSAM's and the Sub-Advisers' businesses as a result of their relationship with each Portfolio (such as the ability to market to shareholders other financial products offered by CSAM, the Sub-Advisers and their affiliates).

          The Board considered the standards applied in seeking best execution, whether and to what extent soft dollar credits are sought and how any such credits are utilized, any benefits that may be achieved by using an affiliated broker and the existence of quality controls applicable to brokerage allocation procedures. The Board also reviewed CSAM's and the Sub-Advisers' method for allocating portfolio investment opportunities among each Fund and other advisory clients.

          Conclusions
          -----------

          In selecting CSAM and the Sub-Advisers, and approving the Advisory Agreement, the investment advisory fee under such agreement and the Sub-Advisory Agreements, the Board concluded that:

          Emerging Markets Portfolio

          - The Contractual Advisory Fee and the Net Advisory Fee were slightly above the median of its Peer Group.

          - Recognizing that the Portfolio's one-, three- and five-year performance lagged that of its Peer Group, the Board directed CSAM to suggest a means to improve performance. CSAM subsequently advised the Board that changes in the Portfolio are under review in order to address underperformance.

          Large Cap Value Portfolio

          - The Contractual Advisory Fee and the Net Advisory Fee were slightly above the median of its Peer Group.

          - Recognizing that the Portfolio's one-, three- and five-year performance lagged that of its Peer Group, the Board directed CSAM to suggest a means to improve performance. CSAM subsequently advised the Board that changes in the Portfolio are under review in order to address underperformance.

          International Focus Portfolio

          - The Contractual Advisory Fee and the Net Advisory Fee were slightly above the median of its Peer Group.

          - Recognizing that the Portfolio's one-, three- and five-year performance lagged that of its Peer Group, the Board directed CSAM to suggest a means to improve performance. CSAM subsequently advised the Board that changes in the Portfolio are under review in order to address underperformance.

          Global Small Cap Portfolio

          - The Contractual Advisory Fee and the Net Advisory Fee were slightly above the median of its Peer Group.

          - the Fund's one- and two-year performance was above the median of its Peer Group, while the Fund's three- and five-year performance record was below that of its Peer Group. The Board discussed the underperformance with CSAM, but considered the improvements in the Fund's recent performance to be a positive reflection of the enhanced research and portfolio management changes instituted by CSAM.

          Small Cap Growth Portfolio

          - The Contractual Advisory Fee and the Net Advisory Fee were slightly above the median of its Peer Group.

          - Recognizing that the Portfolio's one-, three- and five-year performance lagged that of its Peer Group, the Board directed CSAM to suggest a means to improve performance. CSAM subsequently advised the Board that changes in the Portfolio are under review in order to address underperformance.

          Mid-Cap Growth Portfolio

          - The Contractual Advisory Fee and the Net Advisory Fee were slightly above the median of its Peer Group.

          - the Fund's one- and three-year performance was equal to or stronger than that of its Peer Group.

          All Portfolios

          - Aside from performance (as described above), the Board was satisfied with the nature and extent of the investment advisory services provided to each Portfolio by CSAM and the Sub-Advisers and that, based on dialogue with management and counsel, the services provided by CSAM under the Advisory Agreements and by the Sub-Advisers under the Sub-Advisory Agreements are typical of, and consistent with, those provided to mutual funds by other investment advisers and sub-advisers. The Board understood that CSAM had or was in the process of addressing any performance issues.

          - In light of the costs of providing investment management and other services to each Portfolio and CSAM's ongoing commitment to each Portfolio and willingness to cap fees and expenses, the profits and other ancillary benefits that CSAM and its affiliates received were considered reasonable.

          - CSAM's profitability based on fees payable under the Advisory Agreements was reasonable in light of the nature, extent and quality of the services provided to each Portfolio thereunder.

          - In light of the relatively small size of each Portfolio and the amount of the Net Advisory Fees, each Portfolio's current fee structure (without breakpoints) was considered reasonable.

          No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Advisory and Sub-Advisory Agreements. The Independent Trustees were advised by separate independent legal counsel throughout the process.

Co-Administration Agreements
----------------------------

          CSAMSI and State Street Bank and Trust Company ("State Street") serve as co-administrators to each Portfolio pursuant to separate written agreements with the Portfolio (the "CSAMSI Co-Administration Agreement" and the "State Street Co-Administration Agreement," respectively).

          For the services provided by CSAMSI under the CSAMSI Co-Administration Agreement, each Portfolio pays CSAMSI a fee calculated daily and paid monthly at the annual rate of 0.10 % of the Portfolio's average daily net assets.

Co-Administration Fees paid to CSAMSI for fiscal years ended December 31
------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                 2002                2003              2004
                                 ----                ----              ----
--------------------------------------------------------------------------------
Emerging Markets               $ 46,905            $ 52,538            $____

--------------------------------------------------------------------------------
Large Cap Value                $ 26,763            $ 22,918            $____

--------------------------------------------------------------------------------
International Focus            $124,317            $ 83,407            $____

--------------------------------------------------------------------------------
Global Small Cap               $ 82,686            $ 72,482            $____

--------------------------------------------------------------------------------
Small Cap Growth               $649,662            $601,507            $____

--------------------------------------------------------------------------------
Mid-Cap Growth                 $ 39,288            $ 34,924            $____

--------------------------------------------------------------------------------

          State Street became co-administrator to each Portfolio on May 1, 2002. For the services provided by State Street under the State Street Co-Administration Agreement, each Portfolio pays State Street a fee calculated at the annual rate of its pro-rated share of 0.05% of the first $5 billion in average daily net assets of the Credit Suisse Funds Complex (the "Fund Complex"), 0.035% of the Fund Complex's next $5 billion in average daily net assets, and 0.02% of the Fund Complex's average daily net assets in excess of $10 billion, subject to an annual minimum fee, exclusive of out-of-pocket expenses. For the period from May 1, 2002 through December 31, 2002, the Mid-Cap Growth Portfolio, Emerging Markets Portfolio, Large Cap Value Portfolio, International Focus Portfolio, Global Small Cap Portfolio and Small Cap Growth Portfolio paid State Street fees under the State Street Co-Administration Agreement of $14,942, $20,526, $11,558, $41,059, $28,912 and
$203,229, respectively. For the fiscal year ended December 31, 2003, the Mid-Cap Growth Portfolio, Emerging Markets Portfolio, Large Cap Value Portfolio, International Focus Portfolio, Global Small Cap Portfolio and Small Cap Growth Portfolio paid State Street fees under the State Street Co-Administration Agreement of $25,369, $34,840, $16,956, $51,895, $46,493 and $352,912,
respectively. For the fiscal year ended December 31, 2004, the Mid-Cap Growth Portfolio, Emerging Markets Portfolio, Large Cap Value Portfolio, International Focus Portfolio, Global Small Cap Portfolio and Small Cap Growth Portfolio paid State Street fees under the State Street Co-Administration Agreement of $____, $____, $____, $____, $____ and $____, respectively.

          PFPC Inc. ("PFPC"), an indirect, wholly owned subsidiary of PNC Financial Services Group, served as a co-administrator to each Portfolio prior to May 1, 2002. PFPC received from the Mid-Cap Growth, Large Cap Value and Small Cap Growth Portfolios a fee calculated at an annual rate of 0.075% of the Portfolio's first $500 million in average daily net assets, 0.065% of the next $1 billion in average daily net assets and 0.055% of average daily net assets exceeding $1.5 billion, exclusive of out-of-pocket expenses. PFPC received from Emerging Markets, Global Small Cap and International Focus Portfolios a fee calculated as an annual rate of 0.8% of the Portfolio's first $500 million in average daily net asset, 0.7% of the Portfolio's next $1 billion in average daily net assets and 0.6% of the Portfolio's average daily net assets in excess of $1.5 million, exclusive of out-of-pocket expenses.



Co-Administration Fees paid to PFPC for the period from January 1, 2002 through
-------------------------------------------------------------------------------
April 30, 2002:
--------------
(portions of fees waived, if any, are noted
in parenthesis next to the amount earned)

------------------------------------
                       2002
------------------------------------
Emerging       $ 14,985   0
Markets
------------------------------------
Large Cap      $  8,641   0
Value
------------------------------------
International  $ 42,596   0
Focus
------------------------------------
Global Small   $ 29,385   0
Cap
------------------------------------
Small Cap      $193,374   0
Growth
------------------------------------
Emerging       $ 12,896   0
Growth
------------------------------------

Prior to March 24, 2004, CSFB, an affiliate of CSAM, has been engaged by the Portfolios to act as each Portfolio's securities lending agent. Securities lending income is accrued as earned. Effective March 24, 2004, State Street has been engaged by the Portfolios to act as the Portfolios' securities lending agent. The Portfolios' securities lending arrangement provides that the Portfolios and State Street will share the income earned from securities lending activities. Generally, the Portfolios will receive 70% and State Street will receive 30% of the income earned on the investment of cash collateral or any other securities lending income in accordance with the provisions of the securities lending agency agreement.

          Code of Ethics
          --------------

          The Trust, CSAM, CSAM U.K., CSAM Australia and CSAMSI have each adopted a written Code of Ethics (the "Code of Ethics"), which permits personnel covered by the Code of Ethics ("Covered Persons") to invest in securities, including securities that may be purchased or held by the Portfolios. The Code of Ethics also contains provisions designed to address the conflicts of interest that could arise from personal trading by advisory personnel, including: (1) all Covered Persons must report their personal securities transactions at the end of each quarter; (2) with certain limited exceptions, all Covered Persons must obtain preclearance before executing any personal securities transactions; (3) Covered Persons may not execute personal trades in a security if there are any pending orders in that security by the Portfolios; and (4) Covered Persons may not invest in initial public offerings.

          The Board reviews the administration of the Code of Ethics at least annually and may impose sanctions for violations of the Code of Ethics.

Custodian and Transfer Agent
----------------------------

          State Street acts as the custodian for each Portfolio and also acts as the custodian for the Portfolios' foreign securities pursuant to a custodian agreement (the "Custodian Agreement"). Under the Custodian Agreement, State Street (a) maintains a separate account or accounts in the name of each Portfolio, (b) holds and transfers portfolio securities on account of each Portfolio, (c) accepts receipts and makes disbursements of money on behalf of each Portfolio, (d) collects and receives all income and other payments and distributions on account of each Portfolio's portfolio securities held by it and
(e) makes periodic reports to the Trust's Board concerning each Portfolio's operations. With the approval of the Board, State Street is authorized to select one or more foreign banking institutions and foreign securities depositaries as sub-custodian on behalf of the Portfolios and to select one or more domestic banks or trust companies to serve as sub-custodian on behalf of the Portfolios. For this service to the Portfolios under the Custodian Agreements, State Street receives a fee which is calculated based upon each Portfolio's average daily gross assets, exclusive of transaction charges and out-of-pocket expenses, which are also charged to the Portfolios. The principal business address of State Street is 225 Franklin Street, Boston, Massachusetts 02110.

          BFDS, an affiliate of State Street, serves as the shareholder servicing, transfer and dividend disbursing agent of the Trust pursuant to a Transfer Agency and Service Agreement, under which BFDS (i) issues and redeems shares of each Portfolio, (ii) addresses and mails all communications by the Trust to record owners of Portfolio shares, including reports to shareholders, dividend and distribution notices and proxy material for its meetings of shareholders, (iii) maintains shareholder accounts and, if requested, subaccounts and (iv) makes periodic reports to the Board concerning the transfer agent's operations with respect to the Trust. BFDS's principal business address is 66 Brooks Drive, Braintree, Massachusetts 02184.

          Distribution and Shareholder Servicing
          --------------------------------------

          Distributor.  CSAMSI serves as distributor of each Portfolios' shares.
          -----------
CSAMSI offers the Portfolio's shares on a continuous basis. CSAMSI's principal business address is 466 Lexington Avenue, New York, New York 10017-3140. CSAMSI or its affiliates may from time to time pay additional compensation on a one time or ongoing basis to financial representatives in connection with the sale of shares. CSAMSI and/or its affiliates have special fee arrangements with certain financial representatives. CSAMSI and/or its affiliates may enter into special fee arrangements with other parties from time to time. Appendix C lists certain financial representatives with whom CSAMSI and/or its affiliates have special fee arrangements as of January 1, 2005. Such payments, which are sometimes referred to as revenue sharing, may be associated with the status of a fund on a financial representative's preferred list of funds or otherwise associated with the financial representative's marketing and other support activities relating to a fund. Such additional amounts may be utilized, in whole or in part, in some cases together with other revenues of such financial representatives, to provide additional compensation to registered representatives or employees of such intermediaries who sell shares of a fund. On some occasions, such compensation will be conditioned on the sale of a specified minimum dollar amount of the shares of a fund during a specific period of time. Such incentives may take the form of payment for meals, entertainment, or attendance at educational seminars and associated expenses such as travel and lodging. Such intermediary may elect to receive cash incentives of equivalent amounts in lieu of such payments.

          Shareholder Servicing.  The Trust has authorized certain insurance
          ---------------------
companies ("Service Organizations") or, if applicable, their designees to enter confirmed purchase and redemption orders on behalf of their clients and customers, with payment to follow no later than the relevant Portfolio's pricing on the following business day. If payment is not received by such time, the Service Organization could be held liable for resulting fees or losses. The Trust may be deemed to have received a purchase or redemption order when a Service Organization, or, if applicable, its authorized designee, accepts the order. Such orders received by the Trust in proper form will be priced at the relevant Portfolio's net asset value next computed after they are accepted by the Service Organization or its authorized designee. Service Organizations may impose transaction or administrative charges or other direct fees, which charges or fees would not be imposed if a Portfolio's shares are purchased directly from the Trust.

          For administration, subaccounting, transfer agency and/or other services, CSAM or its affiliates pay Service Organizations a standard fee of 0.20% of the average annual value of accounts with the Trust maintained by such Service Organizations and/or the value of assets invested in the Portfolios (the "Service Fee"). Appendix C lists certain Service Organizations with whom CSAM or its affiliates have special fee arrangements as of January 1, 2005. CSAM and/or its affiliates may enter into special fee arrangements with other parties from time to time. Service Organizations may also be paid additional amounts related to marketing costs. Service Fees may be paid on a one-time or ongoing basis. The Service Fee payable to any one Service

Organization is determined based upon a number of factors, including the nature and quality of services provided, the operations processing requirements of the relationship and the standardized fee schedule of the Service Organization or recordkeeper.

          Organization of the Trust
          -------------------------

          The Trust was organized on March 15, 1995 under the laws of the Commonwealth of Massachusetts as a "Massachusetts business trust." The Trust's Declaration of Trust authorizes the Board to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value per share. Shares of eleven series have been authorized which constitute the interests in the Portfolios. The Global Technology, Blue Chip, Small Cap Value, High Yield and Strategic Small Cap Portfolios of the Trust are described in separate Prospectuses and Statements of Additional Information. The Board may classify or reclassify any of its shares into one or more additional series without shareholder approval.

          The "Post-Venture Capital Portfolio" and the "Growth & Income Portfolio" were renamed the "Global Post-Venture Capital Portfolio" and the "Large Cap Value Portfolio," respectively, effective May 1, 2000. Effective May 1, 2001, the Trust was renamed "Credit Suisse Warburg Pincus Trust." On December 12, 2001, the "Credit Suisse Warburg Pincus Trust" was renamed the "Credit Suisse Trust." On December 12, 2001, the "Small Company Growth Portfolio" was renamed the "Small Cap Growth Portfolio," the "Value Portfolio" was renamed the "Large Cap Value Portfolio" and the "International Equity Portfolio" was renamed the "International Focus Portfolio." Effective May 1, 2004, the "Emerging Growth Portfolio" was renamed the "Mid-Cap Growth Portfolio." Effective February 21, 2005, the "Global Post-Venture Capital Portfolio" was renamed the "Global Small Cap Portfolio."

          When matters are submitted for shareholder vote, shareholders of each Portfolio will have one vote for each full share held and fractional votes for fractional shares held. Generally, shares of the Trust will vote by individual Portfolio on all matters except where otherwise required by law. There will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the members holding office have been elected by shareholders. Shareholders of record of no less than two-thirds of the outstanding shares of the Trust may remove a Trustee through a declaration in writing or by vote cast in person or by proxy at a meeting called for that purpose. A meeting will be called for the purpose of voting on the removal of a Trustee at the written request of holders of 10% of the Trust's outstanding shares.

          Under current law, a Participating Insurance Company is required to request voting instructions from Variable Contract owners and must vote all Trust shares held in the separate account in proportion to the voting instructions received. Plans may or may not pass through voting rights to Plan participants, depending on the terms of the Plan's governing documents. For a more complete discussion of voting rights, refer to the sponsoring Participating Insurance Company separate account prospectus or the Plan documents or other informational materials supplied by Plan sponsors.

          Massachusetts law provides that shareholders could, under certain circumstances, be held personally liable for the obligations of a Portfolio. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or a Trustee. The Declaration of Trust provides for indemnification from a Portfolio's property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the relevant Portfolio would be unable to meet its obligations, a possibility that CSAM believes is remote and immaterial. Upon payment of any liability incurred by the Trust, the shareholder paying the liability will be entitled to reimbursement from the general assets of the relevant Portfolio. The Trustees intend to conduct the operations of the Trust in such a way so as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the Trust.

          All shareholders of a Portfolio, upon liquidation, will participate ratably in the Portfolio's net assets. Shares do not have cumulative voting rights, which means that holders of more than 50% of the shares voting for the election of Trustees can elect all Trustees. Shares are transferable but have no preemptive, conversion or subscription rights.

          The Trust's charter authorizes each Portfolio to redeem shares of a class or series held by a shareholder for any reason, subject to applicable law, if the Board determines that doing so is in the best interest of the Portfolio. The circumstances under which the Board may involuntarily redeem shareholders include, but are not be limited to, (a) a decision to discontinue issuance of shares of a particular class or classes of beneficial interest, (b) a decision to combine the assets belonging to, or attributable to shares of a particular class or classes of beneficial interest with those belonging to, or attributable to another class (or classes) of beneficial interest, (c) a decision to sell the assets belonging to, or attributable to a particular class or classes of beneficial interest to another registered investment company in exchange for securities issued by the other registered investment company, or (d) a decision to liquidate a Portfolio or the assets belonging to, or attributable to the particular classes or classes of beneficial interest (subject in each case to any vote of stockholders that may be required by law notwithstanding the foregoing authority granted to the Board). Redemption proceeds may be paid in cash or in kind. Each Portfolio would provide prior notice of any plan to involuntarily redeem shares absent extraordinary circumstances. The exercise of the power granted to the Board under the charter is subject to the Board's fiduciary obligation to the shareholders and any applicable provisions under the 1940 Act and the rules thereunder.

          The Trust's charter authorizes the Trustees, subject to applicable federal and state law, to reorganize or combine any Portfolio or any of its series or classes into other funds, series or classes without shareholder approval. Before allowing such a transaction to proceed without shareholder approval, the Trustees would have a fiduciary responsibility to first determine that the proposed transaction is in the shareholders' interest. Any exercise of the Trustees' authority is subject to applicable requirements of the 1940 Act and Massachusetts law. A Portfolio generally will provide prior notice of any such transaction except in extraordinary circumstances.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

          Shares of the Portfolios may not be purchased or redeemed by individual investors directly but may be purchased or redeemed only through Variable Contracts offered by separate accounts of Participating Insurance Companies and through Plans, including participant-directed Plans which elect to make a Portfolio an investment option for Plan participants. The offering price of each Portfolio's shares is equal to its per share net asset value.

          Under the 1940 Act, a Portfolio may suspend the right of redemption or postpone the date of payment upon redemption for any period during which the NYSE is closed, other than customary weekend and holiday closings, or during which trading on the NYSE is restricted, or during which (as determined by the SEC) an emergency exists as a result of which disposal or fair valuation of portfolio securities is not reasonably practicable, or for such other periods as the SEC may permit. (A Portfolio may also suspend or postpone the recordation of an exchange of its shares upon the occurrence of any of the foregoing conditions.)

          If conditions exist which make payment of redemption proceeds wholly in cash unwise or undesirable, a Portfolio may make payment wholly or partly in securities or other investment instruments which may not constitute securities as such term is defined in the applicable securities laws. If a redemption is paid wholly or partly in securities or other property, a shareholder would incur transaction costs in disposing of the redemption proceeds. The Trust has elected, however, to be governed by Rule 18f-1 under the 1940 Act as a result of which each Portfolio is obligated to redeem shares, with respect to any one shareholder during any 90-day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of that Portfolio at the beginning of the period.

                     ADDITIONAL INFORMATION CONCERNING TAXES

          The following is a summary of certain material U.S. federal income tax generally affecting the Portfolios and their shareholders. This summary does not address all of the potential U.S. federal income tax consequences that may be applicable to a Portfolio or to all categories of investors, some of which may be subject to special tax rules. Current and prospective shareholders are urged to consult the sponsoring Participating Insurance Company separate account prospectus or the Plan documents or other informational materials supplied by Plan sponsors and their own tax advisers with respect to the particular federal, state, local and foreign tax consequences to them of an investment in a Portfolio. The summary is based on the laws in effect on the date of this Statement of Additional Information and existing judicial and administrative interpretations thereof, all of which are subject to change, possibly with retroactive effect.

          The Portfolios
          --------------

          Each Portfolio intends to continue to qualify as a regulated investment company under the Code each taxable year. To so qualify, a Portfolio must, among other things: (a) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies and, for tax years beginning after October 22, 2004, net income derived from an interest in a "qualified publicly traded partnership" (i.e., a partnership that is traded on an established security market or tradable on a secondary market, other than a partnership that derives 90 percent of its income from interest, dividends, capital gains, and other traditional permitted mutual fund income); and (b) diversify its holdings so that, at the end of each quarter of the Portfolio's taxable year, (i) at least 50% of the market value of the Portfolio's assets is represented by cash, securities of other regulated investment companies, U.S. Government securities and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the Portfolio's assets and not greater than 10% of the outstanding voting securities of such issuer and (ii) not more than 25% of the value of its assets is invested in the securities (other than U.S. Government securities or securities of other regulated investment companies) of any one issuer or any two or more issuers that the Portfolio controls and that are determined to be engaged in the same or similar trades or businesses or related trades or businesses or in the securities of one or more qualified publicly traded partnerships.

          As a regulated investment company, a Portfolio will not be subject to federal income tax on its net investment income (i.e., income other than its net realized long-term and short-term capital gains) and its net realized long-term and short-term capital gains, if any, that it distributes to its shareholders, provided that an amount equal to at least the sum of (i) 90% of the sum of its "investment company taxable income" (i.e., its taxable income minus the excess, if any, of its net realized long-term capital gains over its net realized short-term capital losses (including any capital loss carryovers) plus or minus certain other adjustments and (ii) 90% of its net tax-exempt interest income for the taxable year is distributed to its shareholders in compliance with the Code's timing and other requirements (the "Distribution Requirement"). A Portfolio will be subject to tax at regular corporate rates on any taxable income or gains that it does not distribute to its shareholders.

          The Code imposes a 4% nondeductible excise tax on a Portfolio to the extent it does not distribute by the end of any calendar year at least the sum of (i) 98% of its ordinary income for that year and (ii) 98% of its net capital gains (both long-term and short-term) for the one-year period ending, as a general rule, on October 31 of that year. For this purpose, however, any income or gain retained by a Portfolio that is subject to corporate income tax will be considered to have been distributed by year-end. In addition, the minimum amounts that must be distributed in any year to avoid the excise tax will be increased or decreased to reflect any underdistribution or overdistribution, as the case may be, from the previous year. Each Portfolio anticipates that it will pay such dividends and will make such distributions as are necessary in order to avoid the application of this excise tax.

          If, in any taxable year, a Portfolio fails to qualify as a regulated investment company under the Code or fails to meet the Distribution Requirement, it will be taxed in the same manner as an ordinary corporation and distributions to its shareholders will not be deductible by the Portfolio in computing its taxable income. If a Portfolio fails to qualify as a regulated investment company in any year, it must pay out its earnings and profits accumulated in that year in order to qualify again as a regulated investment company. In addition, if a Portfolio failed to qualify as a regulated investment company for a period greater than two taxable years, the Portfolio may be required to recognize any net built-in gains (i.e., the excess of the aggregate gains, including items of income, over aggregate losses that would have been realized if it had been liquidated) in order to qualify as a regulated investment company in a subsequent year. Further, if a Portfolio should fail to qualify as a regulated investment company, such Portfolio would be considered as a single investment, which may result in Variable Contracts invested in that fund not being treated as annuity, endowment or life insurance contracts under the Code.

          In addition, each Portfolio intends to comply with the diversification requirements of Section 817(h) of the Code, which relate to the tax-deferred status of insurance company separate accounts. To comply with Treasury Department regulations promulgated under Section 817(h) of the Code, each Portfolio will be required to diversify its investments so that on the last day of each calendar quarter or within 30 days of such last day, no more than 55% of the value of its assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments and no more than 90% is represented by any four investments. Generally, all securities of the same issuer are treated as a single investment. For the purposes of Section 817(h), obligations of the United States Treasury and of each U.S. Government agency or instrumentality are treated as securities of separate issuers. The Treasury Department has indicated that it may issue future pronouncements addressing the circumstances in which a Variable Contract owner's control of the investments of a separate account may cause the Variable Contract owner, rather than the Participating Insurance Company, to be treated as the owner of the assets held by the separate account. If the Variable Contract owner is considered the owner of the securities underlying the separate account, income and gains produced by those securities would be included currently in the Variable Contract owner's gross income. It is not known what standards will be set forth in such pronouncements or when, if ever, these pronouncements may be issued. In the event that rules or regulations are adopted, there can be no assurance that the Portfolios will be able to operate as currently described, or that the Trust will not have to change the investment goal or investment policies of a Portfolio. The Board reserves the right to modify the investment policies of a Portfolio as necessary to prevent any such prospective rules and regulations from causing a Variable Contract owner to be considered the owner of the shares of the Portfolio underlying the separate account.

          Special Tax Considerations
          --------------------------

          The following discussion relates to the particular federal income tax consequences of the investment policies of the Portfolios.

          A Portfolio's short sales against the box, if any, and transactions in foreign currencies, forward contracts, options and futures contracts (including options and futures contracts on foreign currencies) will be subject to special provisions of the Code (including provisions relating to "hedging transactions" and "straddles") that, among other things, may affect the character of gains and losses realized by the Portfolio (i.e., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Portfolio and defer Portfolio losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also (a) will require each Portfolio to mark-to-market certain types of the positions in its portfolio (i.e., treat them as if they were closed out at the end of each year) and (b) may cause a Portfolio to recognize income without receiving cash with which to pay dividends or make distributions in amounts necessary to satisfy the Distribution Requirement or to avoid the federal excise tax. Each Portfolio will monitor its transactions, will make the appropriate tax elections and will make the appropriate entries in its books and records when it engages in short sales or acquires any foreign currency, forward contract, option, futures contract or hedged investment in order to mitigate the effect of these rules and prevent disqualification of the Portfolio as a regulated investment company.

          Investments by a Portfolio in zero coupon securities may create special tax consequences. While zero coupon securities do not make interest payments, a portion of the difference between a zero coupon security's face value and its purchase price is imputed as income to the Portfolio each year even though the Portfolio receives no cash distribution until maturity. Under the U.S. federal tax laws, the Portfolio will not be subject to tax on this income if it pays dividends to its shareholders substantially equal to all the income received from, or imputed with respect to, its investments during the year, including its zero coupon securities. These dividends ordinarily will constitute taxable income to the shareholders of the Portfolio.

          Foreign Investments. Dividends and interest (and in some cases, capital gains) received by a Portfolio from investments in foreign securities may be subject to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. The foreign taxes paid by a Portfolio will reduce its return from investments in the Portfolio.

          Passive Foreign Investment Companies. If a Portfolio acquires shares in certain foreign investment entities, called "passive foreign investment companies" ("PFICs"), the Portfolio may be subject to U.S. federal income tax on any "excess distribution" received with respect to such shares or any gain recognized upon a disposition of such shares, even if such income is distributed to the shareholders of the Portfolio. Additional charges in the nature of interest may also be imposed on the Portfolio in respect of such deferred taxes. If a Portfolio were to invest in a PFIC and elect to treat the PFIC as a "qualified electing fund" under the Code, in lieu of the foregoing requirements, the Portfolio might be required to include in income each year a portion of the ordinary earnings and net capital gains of the qualified electing fund, even if not distributed to the Portfolio, and such amounts would be taken into account by the Portfolio for purposes of satisfying the Distribution Requirement and the federal excise tax distribution requirement.

          Alternatively, a Portfolio may make a mark-to-market election that will result in the Portfolio being treated as if it had sold and repurchased all of the PFIC stock at the end of each year. In such case, the Portfolio would report any such gains as ordinary income and would deduct any such losses as ordinary losses to the extent of previously recognized gains. The election, once made, would be effective for all subsequent taxable years of the Portfolio, unless revoked with the consent of the IRS. By making the election, a Portfolio could potentially ameliorate the adverse tax consequences with respect to its ownership of shares in a PFIC, but in any particular year may be required to recognize income in excess of the distributions it receives from PFICs and its proceeds from dispositions of PFIC stock. A Portfolio may have to distribute this "phantom" income and gain to satisfy the Distribution Requirement and to avoid imposition of a federal excise tax.

          Each Portfolio will make the appropriate tax elections, if possible, and take any additional steps that are necessary to mitigate the effect of these rules.

          Variable Contracts and Plans
          ----------------------------

          Because shares of a Portfolio may only be purchased through Variable Contracts and Plans, it is anticipated that dividends and distributions will be exempt from current taxation if left to accumulate within the Variable Contracts or Plans. For information regarding the tax treatment of distribution from the Variable Contracts and Plans, please see the sponsoring Participating Insurance Company separate account prospectus or the Plan documents or other informational materials supplied by Plan sponsors.

          THE FOREGOING IS ONLY A SUMMARY OF CERTAIN MATERIAL U.S. FEDERAL INCOME TAX CONSEQUENCES AFFECTING THE PORTFOLIOS AND THEIR SHAREHOLDERS. CURRENT AND PROSPECTIVE SHAREHOLDERS ARE ADVISED TO CONSULT THEIR OWN TAX ADVISORS WITH RESPECT TO THE PARTICULAR TAX CONSEQUENCES TO THEM OF AN INVESTMENT IN A PORTFOLIO.

            INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND COUNSEL

          _____, with principal offices at ________________, serves as independent registered public accounting firm for the Trust. The financial statements for the Trust that are incorporated by reference in this Statement of Additional Information have been audited by _____, and have been included herein in reliance upon the report of such firm of independent registered public accounting firm given upon their authority as experts in accounting and auditing.

          Willkie Farr & Gallagher LLP, 787 Seventh Avenue, New York, New York 10019, serves as counsel for the Trust and provides legal services from time to time for CSAM and CSAMSI.

                              FINANCIAL STATEMENTS

          [To be filed by amendment.]


                                  MISCELLANEOUS

          [As of _____________, 2005, no person owned of record 5% or more of the High Yield Portfolio's or Strategic Small Cap Portfolio's outstanding shares. As of _____________, 2005, the following persons owned of record 5% or more of the Blue Chip Portfolio's and Small Cap Value Portfolio's outstanding shares:]

[Information to be inserted.]

                                   APPENDIX A
                                   ----------

                       CREDIT SUISSE ASSET MANAGEMENT, LLC


                               CREDIT SUISSE FUNDS
                        CREDIT SUISSE INSTITUTIONAL FUNDS
                              CSAM CLOSED-END FUNDS
                       PROXY VOTING POLICY AND PROCEDURES

INTRODUCTION

          Credit Suisse Asset Management, LLC ("CSAM") is a fiduciary that owes each of its clients duties of care and loyalty with respect to proxy voting.
The duty of care requires CSAM to monitor corporate events and to vote proxies. To satisfy its duty of loyalty, CSAM must cast proxy votes in the best interests of each of its clients.

          The Credit Suisse Funds, Credit Suisse Institutional Funds, and CSAM Closed-End Funds (the "Funds"), which have engaged Credit Suisse Asset Management, LLC as their investment adviser, are of the belief that the proxy voting process is a means of addressing corporate governance issues and encouraging corporate actions both of which can enhance shareholder value.

POLICY

          The Proxy Voting Policy (the "Policy") set forth below is designed to ensure that proxies are voted in the best interests of CSAM's clients. The Policy addresses particular issues and gives a general indication of how CSAM will vote proxies. The Policy is not exhaustive and does not include all potential issues.

PROXY VOTING COMMITTEE

          The Proxy Voting Committee will consist of a member of the Portfolio Management Department, a member of the Legal and Compliance Department, and a member of the Operations Department (or their designees). The purpose of the Proxy Voting Committee is to administer the voting of all clients' proxies in accordance with the Policy. The Proxy Voting Committee will review the Policy annually to ensure that it is designed to promote the best interests of CSAM's clients.

          For the reasons disclosed below under "Conflicts," the Proxy Voting Committee has engaged the services of an independent third party (initially, Institutional Shareholder Services ("ISS")) to assist in issue analysis and vote recommendation for proxy proposals. Proxy proposals addressed by the Policy will be voted in accordance with the Policy. Proxy proposals addressed by the Policy that require a case-by-case analysis will be voted in accordance with the vote recommendation of ISS. Proxy proposals not addressed by the Policy will also be voted in accordance with the vote recommendation of ISS. To the extent that the Proxy Voting Committee proposes to deviate from the Policy or the ISS vote recommendation, the Committee shall obtain client consent as described below.

          CSAM investment professionals may submit a written recommendation to the Proxy Voting Committee to vote in a manner inconsistent with the Policy and/or the recommendation of ISS. Such recommendation will set forth its basis and rationale. In addition, the investment professional must confirm in writing that he/she is not aware of any conflicts of interest concerning the proxy matter or provide a full and complete description of the conflict.

CONFLICTS

          CSAM is the institutional and mutual fund asset management arm of Credit Suisse First Boston, which is part of Credit Suisse Group, one of the world's largest financial organizations. As part of a global, full service investment-bank, broker-dealer, and asset-management organization, CSAM and its affiliates and personnel may have multiple advisory, transactional, financial, and other interests in securities, instruments, and companies that may be purchased or sold by CSAM for its clients' accounts. The interests of CSAM and/or its affiliates and personnel may conflict with the interests of CSAM's clients in connection with any proxy issue. In addition, CSAM may not be able to identify all of the conflicts of interest relating to any proxy matter.

CONSENT

          In each and every instance in which the Proxy Voting Committee favors voting in a manner that is inconsistent with the Policy or the vote recommendation of ISS (including proxy proposals addressed and not addressed by the Policy), it shall disclose to the client conflicts of interest information and obtain client consent to vote. Where the client is a Fund, disclosure shall be made to any one director who is not an "interested person," as that term is defined under the Investment Company Act of 1940, as amended, of the Fund.

RECORDKEEPING

          CSAM is required to maintain in an easily accessible place for five years all records relating to proxy voting.

          These records include the following:

-    a copy of the Policy;
-    a copy of each proxy statement received on behalf of CSAM clients;
-    a record of each vote cast on behalf of CSAM clients;
- a copy of all documents created by CSAM personnel that were material to making a decision on a vote or that memorializes the basis for the decision; and
- a copy of each written request by a client for information on how CSAM voted proxies, as well as a copy of any written response.

          CSAM reserves the right to maintain certain required proxy records with ISS in accordance with all applicable regulations.

DISCLOSURE
----------

          CSAM will describe the Policy to each client. Upon request, CSAM will provide any client with a copy of the Policy. CSAM will also disclose to its clients how they can obtain information on their proxy votes.

          ISS will capture data necessary for Funds to file Form N-PX on an annual basis concerning their proxy voting record in accordance with applicable law.

PROCEDURES
----------

          The Proxy Voting Committee will administer the voting of all client proxies. CSAM has engaged ISS as an independent third party proxy voting service to assist in the voting of client proxies. ISS will coordinate with each client's custodian to ensure that proxy materials reviewed by the custodians are processed in a timely fashion. ISS will provide CSAM with an analysis of proxy issues and a vote recommendation for proxy proposals. ISS will refer proxies to the Proxy Voting Committee for instructions when the application of the Policy is not clear. The Proxy Voting Committee will notify ISS of any changes to the Policy or deviating thereof.

                               PROXY VOTING POLICY

OPERATIONAL ITEMS
-----------------

     Adjourn Meeting
          Proposals to provide management with the authority to adjourn an annual or special meeting will be determined on a case-by-case basis.

     Amend Quorum Requirements
          Proposals to reduce quorum requirements for shareholder meetings below a majority of the shares outstanding will be determined on a case-by-case basis.

     Amend Minor Bylaws
          Generally vote for bylaw or charter changes that are of a housekeeping nature.

     Change Date, Time, or Location of Annual Meeting
          Generally vote for management proposals to change the date/time/location of the annual meeting unless the proposed change is unreasonable. Generally vote against shareholder proposals to change the date/time/location of the annual meeting unless the current scheduling or location is unreasonable.

     Ratify Auditors
          Generally vote for proposals to ratify auditors unless: (1) an auditor has a financial interest in or association with the company, and is therefore not independent; (2) fees for non-audit services are excessive, or (3) there is reason to believe that the independent auditor has rendered an opinion, which is neither accurate nor indicative of the company's financial position. Generally vote on a case-by-case basis on shareholder proposals asking companies to prohibit their auditors from engaging in non-audit services

(or capping the level of non-audit services). Generally vote on a case-by-case basis on auditor rotation proposals taking into consideration: (1) tenure of audit firm; (2) establishment and disclosure of a renewal process whereby the auditor is regularly evaluated for both audit quality and competitive price; (3) length of the rotation period advocated in the proposal, and (4) significant audit related issues.

BOARD OF DIRECTORS
------------------

     Voting on Director Nominees in Uncontested Elections
          Generally votes on director nominees on a case-by-case basis. Votes may be withheld: (1) from directors who attended less than 75% of the board and committee meetings without a valid reason for the absences; (2) implemented or renewed a dead-hand poison pill; (3) ignored a shareholder proposal that was approved by a majority of the votes cast for two consecutive years; (4) ignored a shareholder proposal approved by a majority of the shares outstanding; (5) have failed to act on takeover offers where the majority of the shareholders have tendered their shares; (6) are inside directors or affiliated outside directors and sit on the audit, compensation, or nominating committee; (7) are inside directors or affiliated outside directors and the full board serves as the audit, compensation, or nominating committee or the company does not have one of these committees; or (8) are audit committee members and the non-audit fees paid to the auditor are excessive

     Cumulative Voting
          Proposals to eliminate cumulative voting will be determined on a case-by-case basis. Proposals to restore or provide for cumulative voting in the absence of sufficient good governance provisions and/or poor relative shareholder returns will be determined on a case-by-case basis.

     Director and Officer Indemnification and Liability Protection
          Proposals on director and officer indemnification and liability protection generally evaluated on a case-by-case basis. Generally vote against proposals that would: (1) eliminate entirely directors' and officers' liability for monetary damages for violating the duty of care; or (2) expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness. Generally vote for only those proposals providing such expanded coverage in cases when a director's or officer's legal defense was unsuccessful if: (1) the director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, and (2) only if the director's legal expenses would be covered.

     Filling Vacancies/Removal of Directors
          Generally vote against proposals that provide that directors may be removed only for cause. Generally vote for proposals to restore shareholder ability to remove directors with or without cause. Proposals that provide that only continuing directors may elect replacements to fill board vacancies will be determined on a case-by-case basis. Generally vote for proposals that permit shareholders to elect directors to fill board vacancies.

     Independent Chairman (Separate Chairman/CEO)
          Generally vote for shareholder proposals requiring the position of chairman be filled by an independent director unless there are compelling reasons to recommend against the proposal, including: (1) designated lead director, elected by and from the independent board members with clearly delineated duties; (2) 2/3 independent board; (3) all independent key committees; or (4) established governance guidelines.

     Majority of Independent Directors
          Generally vote for shareholder proposals requiring that the board consist of a majority or substantial majority (two-thirds) of independent directors unless the board composition already meets the adequate threshold. Generally vote for shareholder proposals requiring the board audit, compensation, and/or nominating committees be composed exclusively of independent directors if they currently do not meet that standard. Generally withhold votes from insiders and affiliated outsiders sitting on the audit, compensation, or nominating committees. Generally withhold votes from insiders and affiliated outsiders on boards that are lacking any of these three panels. Generally withhold votes from insiders and affiliated outsiders on boards that are not at least majority independent.

     Term Limits
          Generally vote against shareholder proposals to limit the tenure of outside directors.

PROXY CONTESTS
--------------

     Voting on Director Nominees in Contested Elections
          Votes in a contested election of directors should be decided on a case-by-case basis, with shareholders determining which directors are best suited to add value for shareholders. The major decision factors are: (1) company performance relative to its peers; (2) strategy of the incumbents versus the dissidents; (3) independence of directors/nominees; (4) experience and skills of board candidates; (5) governance profile of the company; (6) evidence of management entrenchment; (7) responsiveness to shareholders; or (8) whether takeover offer has been rebuffed.

     Amend Bylaws without Shareholder Consent
          Proposals giving the board exclusive authority to amend the bylaws will be determined on a case-by-case basis. Proposals giving the board the ability to amend the bylaws in addition to shareholders will be determined on a case-by-case basis.

     Confidential Voting
          Generally vote for shareholder proposals requesting that corporations adopt confidential voting, use independent vote tabulators and use independent inspectors of election, as long as the proposal includes a provision for proxy contests as follows: In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy may remain in place. If the dissidents will not agree, the confidential voting policy may be waived. Generally vote for management proposals to adopt confidential voting.

     Cumulative Voting
          Proposals to eliminate cumulative voting will be determined on a case-by-case basis. Proposals to restore or provide for cumulative voting in the absence of sufficient good governance provisions and/or poor relative shareholder returns will be determined on a case-by-case basis.

ANTITAKEOVER DEFENSES AND VOTING RELATED ISSUES
-----------------------------------------------

     Advance Notice Requirements for Shareholder Proposals/Nominations
          Votes on advance notice proposals are determined on a case-by-case basis.

     Amend Bylaws without Shareholder Consent
          Proposals giving the board exclusive authority to amend the bylaws will be determined on a case-by-case basis. Generally vote for proposals giving the board the ability to amend the bylaws in addition to shareholders.

     Poison Pills (Shareholder Rights Plans)
          Generally vote for shareholder proposals requesting that the company submit its poison pill to a shareholder vote or redeem it. Votes regarding management proposals to ratify a poison pill should be determined on a case-by-case basis. Plans should embody the following attributes: (1) 20% or higher flip-in or flip-over; (2) two to three year sunset provision; (3) no dead-hand or no-hand features; or (4) shareholder redemption feature

     Shareholders' Ability to Act by Written Consent
          Generally vote against proposals to restrict or prohibit shareholders' ability to take action by written consent. Generally vote for proposals to allow or make easier shareholder action by written consent.

     Shareholders' Ability to Call Special Meetings
          Proposals to restrict or prohibit shareholders' ability to call special meetings or that remove restrictions on the right of shareholders to act independently of management will be determined on a case-by-case basis.

     Supermajority Vote Requirements
          Proposals to require a supermajority shareholder vote will be determined on a case-by-case basis Proposals to lower supermajority vote requirements will be determined on a case-by-case basis.

MERGER AND CORPORATE RESTRUCTURING
----------------------------------

     Appraisal Rights
          Generally vote for proposals to restore, or provide shareholders with, rights of appraisal.

     Asset Purchases
          Generally vote case-by-case on asset purchase proposals, taking into account: (1) purchase price, including earnout and contingent payments; (2) fairness opinion; (3) financial and strategic benefits; (4) how the deal was negotiated; (5) conflicts of interest; (6) other alternatives for the business; or (7) noncompletion risk (company's going concern prospects, possible bankruptcy).

     Asset Sales
          Votes on asset sales should be determined on a case-by-case basis after considering: (1) impact on the balance sheet/working capital; (2) potential elimination of diseconomies; (3) anticipated financial and operating benefits; (4) anticipated use of funds; (5) value received for the asset; fairness opinion (if any); (6) how the deal was negotiated; or (6) Conflicts of interest

     Conversion of Securities
          Votes on proposals regarding conversion of securities are determined on a case-by-case basis. When evaluating these proposals, should review (1) dilution to existing shareholders' position; (2) conversion price relative to market value; (3) financial issues: company's financial situation and degree of need for capital; effect of the transaction on the company's cost of capital;
(4) control issues: change in management; change in control; standstill provisions and voting agreements; guaranteed contractual board and committee seats for investor; veto power over certain corporate actions; (5) termination penalties; (6) conflict of interest: arm's length transactions, managerial incentives. Generally vote for the conversion if it is expected that the company will be subject to onerous penalties or will be forced to file for bankruptcy if the transaction is not approved.

     Corporate Reorganization
          Votes on proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan are determined on a case-by-case basis, after evaluating: (1) dilution to existing shareholders' position; (2) terms of the offer; (3) financial issues; (4) management's efforts to pursue other alternatives; (5) control issues; (6) conflict of interest. Generally vote for the debt restructuring if it is expected that the company will file for bankruptcy if the transaction is not approved.

     Reverse Leveraged Buyouts
          Votes on proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan are determined on a case-by-case basis, after evaluating: (1) dilution to existing shareholders' position; (2) terms of the offer; (3) financial issues; (4) management's efforts to pursue other alternatives; (5) control issues; (6) conflict of interest. Generally vote for the debt restructuring if it is expected that the company will file for bankruptcy if the transaction is not approved.

     Formation of Holding Company
          Votes on proposals regarding the formation of a holding company should be determined on a case-by-case basis taking into consideration: (1) the reasons for the change; (2) any financial or tax benefits; (3) regulatory benefits; (4) increases in capital structure; (5) changes to the articles of incorporation or bylaws of the company. Absent compelling financial reasons to recommend the transaction, generally vote against the formation of a holding company if the transaction would include either of the following: (1) increases in common or preferred stock in excess of the allowable maximum as calculated a model capital structure; (2) adverse changes in shareholder rights; (3) going private transactions; (4) votes going private transactions on a case-by-case basis, taking into account: (a) offer price/premium; (b) fairness opinion; (c) how the deal was negotiated; (d) conflicts of interest; (e) other alternatives/offers considered; (f) noncompletion risk.

     Joint Ventures
          Vote on a case-by-case basis on proposals to form joint ventures, taking into account: (1) percentage of assets/business contributed; (2) percentage ownership; (3) financial and strategic benefits; (4) governance structure; (5) conflicts of interest; (6) other alternatives; (7) noncompletion risk; (8) liquidations. Votes on liquidations should be determined on a case-by-case basis after reviewing: (1) management's efforts to pursue other alternatives such as mergers; (2) appraisal value of the assets (including any fairness opinions); (3) compensation plan for executives managing the liquidation. Generally vote for the liquidation if the company will file for bankruptcy if the proposal is not approved.

     Mergers and Acquisitions
          Votes on mergers and acquisitions should be considered on a case-by-case basis, determining whether the transaction enhances shareholder value by giving consideration to: (1) prospects of the combined companies; (2) anticipated financial and operating benefits; (3) offer price; (4) fairness opinion; (5) how the deal was negotiated; (6) changes in corporate governance and their impact on shareholder rights; (7) change in the capital structure; (8) conflicts of interest.

     Private Placements
          Votes on proposals regarding private placements should be determined on a case-by-case basis. When evaluating these proposals, should review: (1) dilution to existing shareholders' position; (2) terms of the offer; (3) financial issues; (4) management's efforts to pursue alternatives such as mergers; (5) control issues; (6) conflict of interest. Generally vote for the private placement if it is expected that the company will file for bankruptcy if the transaction is not approved.

     Prepackaged Bankruptcy Plans
          Votes on proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan are determined on a case-by-case basis, after evaluating: (1) dilution to existing shareholders' position; (2) terms of the offer; (3) financial issues; (4) management's efforts to pursue other alternatives; (5) control issues; (6) conflict of interest. Generally vote for the debt restructuring if it is expected that the company will file for bankruptcy if the transaction is not approved.

     Recapitalization
          Votes case-by-case on recapitalizations (reclassifications of securities), taking into account: (1) more simplified capital structure; (2) enhanced liquidity; (3) fairness of conversion terms, including fairness opinion; (4) impact on voting power and dividends; (5) reasons for the reclassification; (6) conflicts of interest; (7) other alternatives considered.

     Reverse Stock Splits
          Generally vote for management proposals to implement a reverse stock split when the number of authorized shares will be proportionately reduced. Generally vote for management proposals to implement a reverse stock split to avoid delisting. Votes on proposals to implement a reverse stock split that do not proportionately reduce the number of shares authorized for issue should be determined on a case-by-case basis.

     Spinoffs
          Votes on spinoffs should be considered on a case-by-case basis depending on: (1) tax and regulatory advantages; (2) planned use of the sale proceeds; (3) valuation of spinoff; fairness opinion; (3) benefits that the spinoff may have on the parent company including improved market focus; (4) conflicts of interest; managerial incentives; (5) any changes in corporate governance and their impact on shareholder rights; (6) change in the capital structure

     Value Maximization Proposals
          Vote case-by-case on shareholder proposals seeking to maximize shareholder value.

CAPITAL STRUCTURE
-----------------

     Adjustments to Par Value of Common Stock
          Generally vote for management proposals to reduce the par value of common stock unless the action is being taken to facilitate an antitakeover device or some other negative corporate governance action. Generally vote for management proposals to eliminate par value.

     Common Stock Authorization
          Votes on proposals to increase the number of shares of common stock authorized for issuance are determined on a case-by-case basis. Generally vote against proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights. Generally vote for proposals to approve increases beyond the allowable increase when a company's shares are in danger of being delisted or if a company's ability to continue to operate as a going concern is uncertain.

     Dual-class Stock
          Generally vote against proposals to create a new class of common stock with superior voting rights. Generally vote for proposals to create a new class of nonvoting or subvoting common stock if: (1) it is intended for financing purposes with minimal or no dilution to current shareholders; (2) it is not designed to preserve the voting power of an insider or significant shareholder.

     Issue Stock for Use with Rights Plan
          Generally vote against proposals that increase authorized common stock for the explicit purpose of implementing a shareholder rights plan.

     Preemptive Rights
          Votes regarding shareholder proposals seeking preemptive rights should be determined on a case-by-case basis after evaluating: (1) the size of the company; (2) the shareholder base; (3) the liquidity of the stock

     Preferred Stock
          Generally vote against proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights ("blank check" preferred stock). Generally vote for proposals to create "declawed" blank check preferred stock (stock that cannot be used as a takeover defense). Generally vote for proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable. Generally vote against proposals to increase the number of blank check preferred stock authorized for issuance when no shares have been issued or reserved for a specific purpose. Generally vote case-by-case on proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for issue given a company's industry and performance in terms of shareholder returns.

     Recapitalization
          Vote case-by-case on recapitalizations (reclassifications of securities), taking into account: (1) more simplified capital structure; (2) enhanced liquidity; (3) fairness of conversion terms, including fairness opinion; (4) impact on voting power and dividends; (5) reasons for the reclassification; (6) conflicts of interest; (7) other alternatives considered.

     Reverse Stock Splits
          Generally vote for management proposals to implement a reverse stock split when the number of authorized shares will be proportionately reduced. Generally vote for management proposals to implement a reverse stock split to avoid delisting. Votes on proposals to implement a reverse stock split that do not proportionately reduce the number of shares authorized for issue should be determined on a case-by-case basis.

     Share Repurchase Programs
          Generally vote for management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.

     Stock Distributions: Splits and Dividends
          Generally vote for management proposals to increase the common share authorization for a stock split or share dividend, provided that the increase in authorized shares would not result in an excessive number of shares available for issuance.

     Tracking Stock
          Votes on the creation of tracking stock are determined on a case-by-case basis, weighing the strategic value of the transaction against such factors as: (1) adverse governance changes; (2) excessive increases in authorized capital stock; (3) unfair method of distribution; (4) diminution of voting rights; (5) adverse conversion features; (6) negative impact on stock option plans; (7) other alternatives such as a spinoff.

EXECUTIVE AND DIRECTOR COMPENSATION
-----------------------------------

     Executive and Director Compensation
          Votes on compensation plans for directors are determined on a case-by-case basis.

     Stock Plans in Lieu of Cash
          Votes for plans which provide participants with the option of taking all or a portion of their cash compensation in the form of stock are determined on a case-by-case basis. Generally vote for plans which provide a dollar-for-dollar cash for stock exchange. Votes for plans which do not provide a dollar-for-dollar cash for stock exchange should be determined on a case-by-case basis.

     Director Retirement Plans
          Generally vote against retirement plans for nonemployee directors. Generally vote for shareholder proposals to eliminate retirement plans for nonemployee directors.

     Management Proposals Seeking Approval to Reprice Options
          Votes on management proposals seeking approval to reprice options are evaluated on a case-by-case basis giving consideration to the following: (1) historic trading patterns; (2) rationale for the repricing; (3) value-for-value exchange; (4) option vesting; (5) term of the option; (6) exercise price; (7) participants; (8) employee stock purchase plans. Votes on employee stock purchase plans should be determined on a case-by-case basis. Generally vote for employee stock purchase plans where: (1) purchase price is at least 85 percent of fair market value; (2) offering period is 27 months or less, and (3) potential voting power dilution (VPD) is ten percent or less. Generally vote against employee stock purchase plans where either: (1) purchase price is less than 85 percent of fair market value; (2) Offering period is greater than 27 months, or (3) VPD is greater than ten percent

     Incentive Bonus Plans and Tax Deductibility Proposals
          Generally vote for proposals that simply amend shareholder-approved compensation plans to include administrative features or place a cap on the annual grants any one participant may receive. Generally vote for proposals to add performance goals to existing compensation plans. Votes to amend existing plans to increase shares reserved and to qualify for favorable tax treatment considered on a case-by-case basis. Generally vote for cash or cash and stock bonus plans that are submitted to shareholders for the purpose of exempting compensation from taxes if no increase in shares is requested.

     Employee Stock Ownership Plans (ESOPs)
          Generally vote for proposals to implement an ESOP or increase authorized shares for existing ESOPs, unless the number of shares allocated to the ESOP is excessive (more than five percent of outstanding shares.)

     401(k) Employee Benefit Plans
          Generally vote for proposals to implement a 401(k) savings plan for employees.

     Shareholder Proposals Regarding Executive and Director Pay
          Generally vote for shareholder proposals seeking additional disclosure of executive and director pay information, provided the information requested is relevant to shareholders' needs, would not put the company at a competitive disadvantage relative to its industry, and is not unduly burdensome to the company. Generally vote against shareholder proposals seeking to set absolute levels on compensation or otherwise dictate the amount or form of compensation. Generally vote against shareholder proposals requiring director fees be paid in stock only. Generally vote for shareholder proposals to put option repricings to a shareholder vote. Vote for shareholders proposals to exclude pension fund income in the calculation of earnings used in determining executive bonuses/compensation.
Vote on a case-by-case basis for all other shareholder proposals regarding executive and director pay, taking into account company performance, pay level versus peers, pay level versus industry, and long term corporate outlook.

     Performance-Based Option Proposals
          Generally vote for shareholder proposals advocating the use of performance-based equity awards (indexed, premium-priced, and performance-vested options), unless: (1) the proposal is overly restrictive; or (2) the company demonstrates that it is using a substantial portion of performance-based awards for its top executives.

     Stock Option Expensing
          Generally vote for shareholder proposals asking the company to expense stock options unless the company has already publicly committed to start expensing by a specific date.

     Golden and Tin Parachutes
Generally vote for shareholder proposals to require golden and tin parachutes to be submitted for shareholder ratification, unless the proposal requires shareholder approval prior to entering into employment contracts. Vote on a case-by-case basis on proposals to ratify or cancel golden or tin parachutes.

May 19, 2004

                                   APPENDIX B

                             DESCRIPTION OF RATINGS

Commercial Paper Ratings
------------------------

          Commercial paper rated A-1 by the Standard & Poor's Division of The McGraw Hill Companies Inc. ("S&P") indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign designation. Capacity for timely payment on commercial paper rated A-2 is satisfactory, but the relative degree of safety is not as high as for issues designated A-1.

          The rating Prime-1 is the highest commercial paper rating assigned by Moody's Investors Service ("Moody's"). Issuers rated Prime-1 (or related supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations. Issuers rated Prime-2 (or related supporting institutions) are considered to have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics of issuers rated Prime-1 but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

Corporate Bond Ratings
----------------------

          The following summarizes the ratings used by S&P for corporate bonds:

          AAA - This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

          AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from AAA issues only in small degree.

          A - Debt rated A has a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

          BBB - This is the lowest investment grade. Debt rated BBB has an adequate capacity to pay interest and repay principal. Although they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher-rated categories.

          To provide more detailed indications of credit quality, the ratings from "AA" to "BBB" may be modified by the addition of a plus or minus sign to show relative standing within this major rating category.

          The following summarizes the ratings used by Moody's for corporate bonds:

          Aaa - Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

          Aa - Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

          A - Bonds which are rated A possess many favorable invest-ment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

          Baa - Bonds which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

          Moody's applies numerical modifiers (1, 2 and 3) with respect to the bonds rated "Aa" through "Baa". The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category.

                                                                     APPENDIX C

                  FEE ARRANGEMENT FOR THE SALE OF SHARES OF THE CREDIT SUISSE TRUST

----------------------------------------------------------------------------------------------------




                                           FEE ARRANGEMENT (AS A PERCENTAGE OF THE PORTFOLIO'S
                                           ---------------------------------------------------
    NAME OF SERVICE ORGANIZATION                           AVERAGE NET ASSETS)
    ----------------------------                           -------------------
----------------------------------------------------------------------------------------------------
AIG Life Insurance Co                                           0.25%
----------------------------------------------------------------------------------------------------
Allmerica Financial Life Ins.                                   0.25%
----------------------------------------------------------------------------------------------------
American General Life Ins. Co.                                  0.25%
----------------------------------------------------------------------------------------------------
American Life Insurance Co. of NY                               0.25%
----------------------------------------------------------------------------------------------------
First Allmerica Fin. Life Ins.                                  0.25%
----------------------------------------------------------------------------------------------------
General American Life Ins Co                                    0.25%
----------------------------------------------------------------------------------------------------
Metropolitan Life Ins Co - DCG                                  0.25%
----------------------------------------------------------------------------------------------------
United Life & Annuity Ins. Co.                                  0.25%
----------------------------------------------------------------------------------------------------
US Life Ins. Co. in City of NY                                  0.25%
----------------------------------------------------------------------------------------------------
Horace Mann Life Ins. Co.                                       0.30%
----------------------------------------------------------------------------------------------------
Pruco Life Insurance Co                                         0.30%
----------------------------------------------------------------------------------------------------
Pruco Life Of New Jersey                                        0.30%
----------------------------------------------------------------------------------------------------
Prudential Ins. Co. of America                                  0.30%
----------------------------------------------------------------------------------------------------
Empire Fidelity Inv. Corp.                                      0.35%
----------------------------------------------------------------------------------------------------
Fidelity Invest. Life Ins. Co.                                  0.35%
----------------------------------------------------------------------------------------------------
Minnesota Life Ins Company                                      0.35%
----------------------------------------------------------------------------------------------------

Fed Kemper Life Assurance Co.         0.20% up to $200 million in assets; 0.25% if assets
                                      exceed $200 million

----------------------------------------------------------------------------------------------------

United Investors Life                 0.25% when average net asset value exceeds $200
                                      million; 0.20% when average aggregate of investments
                                      drops below $200 million

----------------------------------------------------------------------------------------------------


Kemper Investors Life Ins. Co.        0.25%; 0.50% of the average combined daily net assets
                                      of all the shares held in the account attributable solely to certain contract
----------------------------------------------------------------------------------------------------

American Centurion Life Assur         0.35% for the first $350 million, 0.40% in excess of
                                      $350 million
----------------------------------------------------------------------------------------------------


                                      C-1

----------------------------------------------------------------------------------------------------

American Ent. Life Ins. Co.           0.35% for the first $350 million, 0.40% in excess of
                                      $350 million
----------------------------------------------------------------------------------------------------

American Partners Life Ins Co.        0.35% for the first $350 million, 0.40% in excess of
                                      $350 million

----------------------------------------------------------------------------------------------------

IDS Life Insurance Co. of NY          0.35% for the first $350 million, 0.40% in excess of
                                      $350 million

----------------------------------------------------------------------------------------------------

IDS Life Insurance Company            0.35% for the first $350 million, 0.40% in excess of
                                      $350 million

----------------------------------------------------------------------------------------------------

Travelers Insurance Co.               0.35%

----------------------------------------------------------------------------------------------------

Travelers Life and Annuity Co         0.35%

----------------------------------------------------------------------------------------------------

Sun Life of Canada (U.S.)             0.35% for all Trust Portfolios except for Small Cap
                                      Growth Portfolio which is paid at a rate of 0.25%

----------------------------------------------------------------------------------------------------

The Manufacturers Insurance Company   0.50%

----------------------------------------------------------------------------------------------------
                                      Depending on corresponding Nationwide contracts
                                      and/or variable accounts, for certain portfolios: 0.35% of
Nationwide Financial Srvcs Inc        the assets; for other portfolios: 0% if the assets held in the portfolios are below $50 million; 0.15% if the assets
                                      held in the portfolios are between $50 million to $1
                                      billion; and 0.20% if the assets held in the portfolios are over $1 billion
----------------------------------------------------------------------------------------------------

                                     PART C

                                OTHER INFORMATION

Item 23.          Exhibits

  Exhibit No.     Description of Exhibit

        a(1)    Declaration of Trust dated March 15, 1995.1

         (2)    Amendment to Declaration of Trust dated March 31, 1995.2

         (3)    Amendment to Declaration of Trust dated March 8, 2000.3

         (4)    Amendment to Declaration of Trust dated March 8, 2000.3

         (5)    Amendment to Declaration of Trust dated April 3, 2001.4

         (6) Designation of Series relating to addition of the Global Post-Venture Capital Portfolio and the Emerging Markets Portfolio dated April 16, 1996.5

         (7) Designation of Series relating to addition of Large Cap Value Portfolio dated July 31, 1997.6

         (8) Designation of Series relating to addition of Emerging Growth Portfolio dated November 24, 1998.7

         (9) Designation of Series relating to addition of High Yield Portfolio, Blue Chip Portfolio, Small Cap Value Portfolio, and Strategic Small Cap Portfolio dated June 25, 2001. 8

----------------
1 Incorporated by reference to Registrant's Registration Statement on Form N-1A, filed on March 17, 1995.

2 Incorporated by reference to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A, filed on June 14, 1995.

3 Incorporated by reference to Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A, filed on April 26, 2000.

4 Incorporated by reference to Post-Effective Amendment No. 15 to Registrant's Registration Statement on Form N-1A, filed on April 25, 2001.

5 Incorporated by reference to Post-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A, filed on April 18, 1996.

6 Incorporated by reference to Post-Effective Amendment No. 4 to Registrant's Registration Statement on Form N-1A, filed on August 11, 1997.

7 Incorporated by reference to Post-Effective Amendment No. 10 to Registrant's Registration Statement on Form N-1A, filed on April 16, 1999.

8 Incorporated by reference to Post-Effective Amendment No. 16 to Registrant's Registration Statement on Form N-1A, filed on June 29, 2001.

        (10)    Certificate of Amendment dated November 7, 2001. 9

        (11) Certificate and Instrument of Amendment to the Agreement and Declaration of Trust dated June 17, 2002. 10

        (12)    Certificate of Amendment dated June 18, 2003. 11

        (13)    Certificate of Termination dated March 11, 2004. 11

        (14)    Certificate of Amendment dated May 3, 2004.

        (15)    Certificate of Amendment dated February 17, 2005.

        b(1)    By-Laws as adopted March 15, 1995.1

         (2)    Amendment to By-Laws dated February 6, 1998. 12

         (3)    Amended By-Laws dated February 5, 2001. 13

         (4)    Amendment to By-Laws dated April 3, 2001.4

         (5)    Amendment to By-Laws dated December 12, 2001. 9

         (6)    Amended and Restated By-Laws as amended February 12, 2002. 10

        c       Form of Share Certificate.2

        d(1) Investment Advisory Agreement with Credit Suisse Asset Management, LLC ("CSAM, LLC"), pertaining to the International Focus Portfolio, dated July 6, 1999. 10


----------------
9 Incorporated by reference to Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A, filed on April 5, 2002.

10 Incorporated by reference to Post-Effective Amendment No. 19 to Registrant's Registration Statement on Form N-1A, filed on March 31, 2003.

11 Incorporated by reference to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A, filed on March 31, 2004.

12 Incorporated by reference; material provisions of this exhibit are substantially similar to those of the corresponding exhibit to Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A of Credit Suisse Capital Appreciation Fund, filed on February 23, 1998 (Securities Act File No. 33-12344; Investment Company Act File No. 811-5041).

13 Incorporated by reference to Post-Effective Amendment No. 20 to the Registration Statement on Form N-1A of Credit Suisse Fixed Income Fund, filed on February 22, 2001 (Securities Act File No. 33-12343).

         (2) Investment Advisory Agreement with CSAM, LLC, pertaining to the Small Cap Growth Portfolio dated July 6, 1999. 10

         (3) Investment Advisory Agreement with CSAM, LLC, pertaining to the Global Post-Venture Capital Portfolio dated July 6, 1999. 10

         (4) Investment Advisory Agreements with CSAM, LLC, pertaining to the Emerging Markets Portfolio dated July 6, 1999. 10

         (5) Investment Advisory Agreement with CSAM, LLC, pertaining to the Large Cap Value Portfolio dated July 6, 1999. 10

         (6) Investment Advisory Agreement with CSAM, LLC pertaining to the Emerging Growth Portfolio dated July 6, 1999. 10

         (7) Investment Advisory Agreement with CSAM, LLC, pertaining to the High Yield Portfolio dated September 12, 2001. 10

         (8) Investment Advisory Agreement with CSAM, LLC, pertaining to the Blue Chip Portfolio dated September 12, 2001. 10

         (9) Investment Advisory Agreement with CSAM, LLC, pertaining to the Small Cap Value Portfolio dated September 12, 2001. 10

        (10) Investment Advisory Agreement with CSAM, LLC, pertaining to the Strategic Small Cap Portfolio dated September 12, 2001. 10

        (11) Amended and Restated Investment Advisory Agreement as amended and restated May 3, 2004 for the Emerging Markets Portfolio.

        (12) Amended and Restated Investment Advisory Agreement as amended and restated May 3, 2004 for the International Focus Portfolio.

        (13) Amended and Restated Investment Advisory Agreement as amended and restated May 3, 2004 for the Large Cap Value Portfolio.

        (14) Amended and Restated Investment Advisory Agreement as amended and restated May 3, 2004 for the Mid-Cap Growth Portfolio.

        (15) Amended and Restated Investment Advisory Agreement as amended and restated May 3, 2004 for the Small Cap Growth Portfolio.

        (16) Sub-Investment Advisory Agreement with Credit Suisse Asset Management Limited ("CSAM U.K."), pertaining to the Emerging Markets Portfolio dated July 14, 2000. 10

        (17)    Amendment to Sub-Investment Advisory Agreement dated May 14,
                2002. 10

        (18) Second Amendment to Sub-Investment Advisory Agreement dated July 22, 2002. 10

        (19) Amended and Restated Sub-Investment Advisory Agreement as amended and restated May 3, 2004 for the Emerging Markets Portfolio.

        (20) Sub-Investment Advisory Agreement with Credit Suisse Asset Management (Australia) Limited ("CSAM Australia"), pertaining to the Emerging Markets Portfolio dated October 9, 2002. 10

        (21) Sub-Investment Advisory Agreement with CSAM U.K., pertaining to the International Focus Portfolio dated May 1, 2002. 10

        (22) Amendment to Sub-Investment Advisory Agreement dated July 22, 2002. 10

        (23) Sub-Investment Advisory Agreement with CSAM Australia, pertaining to the International Focus Portfolio dated October 9, 2002. 10

        (24) Sub-Investment Advisory Agreement with CSAM U.K., pertaining to the Global Post- Venture Capital Portfolio dated May 10,
                2002. 10

        (25) Amendment to Sub-Investment Advisory Agreement dated July 22, 2002. 10

        (26) Sub-Investment Advisory Agreement with CSAM Australia, pertaining to the Global Post-Venture Capital Portfolio dated October 9, 2002.

        (27)    Amendment to Sub-Investment Advisory Agreement dated May 14,
                2002. 10

        (28) Second Amendment to Sub-Investment Advisory Agreement dated July 22, 2002. 10

        (29) Amendment to Sub-Investment Advisory Agreement dated July 22, 2002. 10

        e(1) Distribution Agreement with Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), dated August 1, 2000. 10

         (2) Letter Agreement pertaining to inclusion of the High Yield Portfolio, the Blue Chip Portfolio, the Small Cap Value Portfolio, and the Strategic Small Cap Portfolio to the existing Distribution Agreement, dated September 12, 2001. 10

         (3) Amendment to Distribution Agreement with CSAMSI pertaining to the Small Cap Value Portfolio dated February 12, 2002. 10

         (4) Amendment to Distribution Agreement with CSAMSI as amended and revised May 3, 2004.

        f       Not applicable.

        g(1) Custodian Agreement with State Street Bank and Trust Company ("State Street"), dated October 20, 2000. 14

         (2) Amendment to Custodian Agreement with State Street dated April 26, 2001. 8

         (3) Amendment to Custodian Agreement with State Street dated May 16, 2001. 8

         (4) Amended Exhibit I to Custodian Agreement with State Street dated May 16, 2001. 8

         (5) Letter Agreement pertaining to inclusion of the High Yield Portfolio to the existing Custodian Agreement, dated September 12, 2001. 10

         (6) Letter Agreement pertaining to inclusion of the Blue Chip Portfolio to the existing Custodian Agreement, dated September 12, 2001. 10

         (7) Letter Agreement pertaining to inclusion of the Small Cap Value Portfolio to the existing Custodian Agreement, dated September 12, 2001. 10

         (8) Letter Agreement pertaining to inclusion of the Strategic Small Cap Portfolio to the existing Custodian Agreement, dated September 12, 2001. 10

        h(1) Co-Administration Agreement with PFPC, Inc. ("PFPC"), dated June 20, 1995. 10

         (2) Form of Letter Agreement between Registrant and PFPC pertaining to inclusion of the Global Post-Venture Capital and the Emerging Markets Portfolio to the existing Co-Administration Agreement. 5


----------------
14 Incorporated by reference to Post-Effective Amendment No. 14 to Registrant's Registration Statement on Form N-1A, filed on November 22, 2000.

         (3) Form of Co-Administration Agreement between Registrant and PFPC Inc. pertaining to inclusion of the Large Cap Value Portfolio. 6

         (4) Letter Agreement between Registrant and PFPC, Inc. pertaining to inclusion of the High Yield Portfolio, the Blue Chip Portfolio, the Small Cap Value Portfolio and the Strategic Small Cap Portfolio to the existing Co-Administration Agreement, dated September 12, 2001. 10

         (5)    Co-Administration Agreement with CSAMSI dated November 1,
                1999. 10

         (6) Amendment to Co-Administration Agreement with CSAMSI dated April 26, 2001. 15

         (7) Letter Agreement between Registrant and CSAMSI pertaining to inclusion of the High Yield Portfolio, the Blue Chip Portfolio, the Small Cap Value Portfolio and the Strategic Small Cap Portfolio to the existing Co-Administration Agreement, dated September 12, 2001. 10

         (8) Amendment to Co-Administration Agreement with CSAMSI dated October 2, 2001. 15

         (9) Amendment to Co-Administration Agreement with CSAMSI dated February 13, 2003. 15

        (10) Co-Administration Agreement with State Street dated March 18, 2002. 16

        (11)(a) Form of Participation Agreement. 2

        (11)(b) Form of Participation Agreement. 9

        (12) Transfer Agency and Service Agreement with Boston Financial Data Services, Inc. ("BFDS"), dated February 1, 2001. 10

        (13) Amendment to Transfer Agency and Service Agreement with BFDS, dated December 31, 2002. 10


----------------
15 Incorporated by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form N-1A of Credit Suisse Select Equity Fund, Inc., filed on December 23, 2003 (Securities Act File No. 333-60675).

16 Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A of Credit Suisse Strategic Small Cap Fund, Inc.

        (14) Letter Agreement between Registrant and BFDS pertaining to the inclusion of the High Yield Portfolio, the Blue Chip Portfolio, the Small Cap Value Portfolio and the Strategic Small Cap Portfolio under the existing Transfer Agency and Services Agreement dated September 12, 2001. 10

        (15) Amendment to Transfer Agency and Service Agreement with BFDS, dated October 1, 2004.

        i(1) Opinion and Consent of Willkie Farr & Gallagher LLP, counsel to the Trust. 8

         (2) Opinion and Consent of Sullivan & Worcester, Massachusetts counsel to the Trust. 8

        j(1)    Not Applicable.

         (2)    Powers of Attorney.

          k     Not applicable.

        l(1) Purchase Agreement pertaining to the International Focus and the Small Cap Growth Portfolio dated June 9, 1995. 10

         (2) Purchase Agreement pertaining to the Global Post-Venture Capital and the Emerging Markets Portfolio dated April 16, 1996. 10

         (3) Purchase Agreement pertaining to the Large Cap Value Portfolio dated March 30, 1997. 10

         (4) Purchase Agreement pertaining to the Emerging Growth Portfolio dated May 20, 1999. 10

         (5) Purchase Agreement pertaining to the Global Technology Portfolio dated November 16, 2000. 10

         (6) Purchase Agreement pertaining to the High Yield Portfolio, the Blue Chip Portfolio, the Small Cap Value Portfolio and the Strategic Small Cap Portfolio dated July 30, 2001. 10

        m(1) Plan of Distribution Pursuant to Rule 12b-1 pertaining to the Small Cap Value Portfolio dated February 12, 2002. 9

         (2) Shareholder and Servicing Distribution Plan as amended and revised May 3, 2004.

         (3)    Distribution Plan as amended and revised May 3, 2004.

          n 18f-3 Plan pertaining to the Small Cap Value Portfolio dated February 12, 2002. 9

          o     Not applicable.

        p(1) Global Personal Trading Policy for Registrant, CSAM, LLC and CSAMSI. 17

         (2) Credit Suisse Asset Management Limited (U.K.) Supplement to Credit Suisse Asset Management Global Trading Policy.

         (3) Credit Suisse Asset Management Limited (Australia) Limited Local Supplement to the Global Trading Policy.


Item 24. Persons Controlled by or Under Common Control with Registrant

                  All of the outstanding shares of beneficial interest of the High Yield Portfolio and the Strategic Small Cap Portfolio on the date this filing becomes effective will be owned by Credit Suisse Asset Management, LLC ("CSAM, LLC").

Item 25.          Indemnification

                  Registrant, and officers and directors of CSAM, LLC, CSAMSI and Registrant are covered by insurance policies indemnifying them for liability incurred in connection with the operation of Registrant. Discussion of this coverage is incorporated by reference to Item 27 of Part C of the Trust's Registration Statement filed on March 17, 1995 (Securities Act File No. 33-58125).

Item 26.          Business and Other Connections of Investment Adviser

                  CSAM, LLC acts as investment adviser to each Portfolio of the Registrant. CSAM, LLC renders investment advice to a wide variety of individual and institutional clients. The list required by this Item 26 of officers and directors of CSAM, LLC, together with information as to their other business, profession, vocation or employment of a substantial nature during the past two years, is incorporated by reference to the Form ADV filed by CSAM, LLC (SEC File No. 801-37170).


----------------
17 Incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form N-1A of Credit Suisse Commodity Return Strategy Fund, filed on October 1, 2004 (Securities Act File No. 333-116212).

                  Credit Suisse Asset Management Limited ("CSAM U.K.") acts as sub-investment adviser for the Emerging Markets and International Focus Portfolios. CSAM U.K. renders investment advice and provides full-service private equity programs to clients. The list required by this Item 26 of officers and partners of CSAM U.K., together with information as to their other business, profession, vocation or employment of a substantial nature during the past two years, is incorporated by reference to the Form ADV filed by CSAM U.K. (SEC File No. 801-40177).

                  Credit Suisse Asset Management (Australia) Limited ("CSAM Australia") acts as sub-investment adviser for the Global Post-Venture, International Focus, and Emerging Markets Portfolios. CSAM Australia renders investment advice and provides full-service private equity programs to clients. The list required by this Item 26 of officers and partners of CSAM Australia., together with information as to their other business, profession, vocation or employment of a substantial nature during the past two years, is incorporated by reference to the Form ADV filed by CSAM Australia (SEC File No. 801-60992).

Item 27.          Principal Underwriter

                  (a) CSAMSI acts as distributor for Registrant, as well as for Credit Suisse Capital Appreciation Fund, Credit Suisse Capital Funds; Credit Suisse Cash Reserve Fund; Credit Suisse Commodity Return Strategy Fund; Credit Suisse Emerging Markets Fund; Credit Suisse Fixed Income Fund; Credit Suisse Global Fixed Income Fund; Credit Suisse Global High Yield Fund; Credit Suisse Global Small Cap Fund; Credit Suisse Institutional Fund; Credit Suisse Institutional Fixed Income Fund; Credit Suisse Institutional Money Market Fund; Credit Suisse International Focus Fund; Credit Suisse Japan Equity Fund; Credit Suisse Mid-Cap Growth Fund ;Credit Suisse New York Municipal Fund; Credit Suisse Opportunity Funds; Credit Suisse Select Equity Fund; Credit Suisse Short Duration Bond Fund; Credit Suisse Small Cap Growth Fund and Credit Suisse Target Return Fund.

                  (b) For information relating to each director, officer or partner of CSAMSI, reference is made to Form BD (SEC File No. 8-32482) filed by CSAMSI under the Securities Exchange Act of 1934.

                  (c) None.

Item 28.          Location of Accounts and Records

                  (1)      Credit Suisse Trust
                           466 Lexington Avenue
                           New York, New York  10017-3140
                           (Trust's Declaration of Trust, by-laws and minute books)

                  (2) Credit Suisse Asset Management Securities, Inc. 466 Lexington Avenue
                           New York, New York  10017-3140
                           (records relating to its functions as
                           co-administrator and distributor)

                  (3)      Credit Suisse Asset Management, LLC
                           466 Lexington Avenue
                           New York, New York  10017-3140
                           (records relating to its functions as investment adviser)

                  (4)      State Street Bank and Trust Company
                           225 Franklin Street
                           Boston, Massachusetts  02110
                           (records relating to its functions as
                           co-administrator and custodian)

                  (5)      Boston Financial Data Services, Inc.
                           2 Heritage Drive
                           North Quincy, Massachusetts 02171
                           (records relating to its functions as shareholder servicing agent, transfer agent and dividend disbursing agent)

                  (6)      Credit Suisse Asset Management Limited
                           Beaufort House
                           15 St Botolph
                           London, EC3A7JJ
                           (records relating to its functions as sub-investment adviser)

                  (7) Credit Suisse Asset Management (Australia) Limited Level 32, Gateway Building
                           1 Macquarie Place
                           Sydney NSW 2000
                           (records relating to its functions as sub-investment adviser)

Item 29.          Management Services

                  Not applicable.

Item 30.          Undertakings

                  Not applicable.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on the 25th day of February, 2005.

                                                 CREDIT SUISSE TRUST

                                                    By:/s/Michael E. Kenneally
                                                       -----------------------
                                                          Michael E. Kenneally
                                                       Chairman of the Board and
                                                       Chief Executive Officer

         Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment has been signed below by the following persons in the capacities and on the date indicated:

Signature                            Title                                        Date
/s/Michael E. Kenneally              Chairman of the Board and                    February 25, 2005
-----------------------              Chief Executive Officer
   Michael E. Kenneally

/s/Michael A. Pignataro              Treasurer and Chief Financial Officer        February 25, 2005
-----------------------
   Michael A. Pignataro

/s/William W. Priest*                Trustee                                      February 25, 2005
-----------------------
   William W. Priest

/s/Richard H. Francis*               Trustee                                      February 25, 2005
---------------------
   Richard H. Francis

/s/Jeffrey E. Garten*                Trustee                                      February 25, 2005
--------------------
   Jeffrey E. Garten

/s/James S. Pasman, Jr.*             Trustee                                      February 25, 2005
-----------------------
   James S. Pasman, Jr.

/s/Steven N. Rappaport*              Trustee                                      February 25, 2005
-----------------------
   Steven N. Rappaport

/s/Peter F. Krogh*                   Trustee                                      February 25, 2005
-----------------
   Peter F. Krogh

*By:/s/Michael A. Pignataro                                                       February 25, 2005
---------------------------
       Michael A. Pignataro as Attorney-in-Fact

                                                     INDEX TO EXHIBITS



     a(14) Certificate of Amendment dated May 3, 2004.

      (15) Certificate of Amendment dated February 17, 2005.

     d(11) Amended and Restated Investment Advisory Agreement as amended and restated May 3, 2004 for the Emerging Markets Portfolio

      (12) Amended and Restated Investment Advisory Agreement as amended and restated May 3, 2004 for the International Focus Portfolio

      (13) Amended and Restated Investment Advisory Agreement as amended and restated May 3, 2004 for the Large Cap Value Portfolio

      (14) Amended and Restated Investment Advisory Agreement as amended and restated May 3, 2004 for the Mid-Cap Growth Portfolio.

      (15) Amended and Restated Investment Advisory Agreement as amended and restated May 3, 2004 for the Small Cap Growth Portfolio.

      (19) Amended and Restated Sub-Investment Advisory Agreement as amended and restated May 3, 2004 for the Emerging Markets Portfolio

      e(4) Amendment to Distribution Agreement with CSAMSI as amended and revised May 3, 2004.

     h(15) Amendment to Transfer Agency Agreement with BFDS dated October 1,
           2004.

       (2) Powers of Attorney.

      m(2) Shareholder and Servicing Distribution Plan as amended and revised
           May 3, 2004.

       (3) Distribution Plan as amended and revised May 3, 2004.

      p(1) Credit Suisse Asset Management Limited (U.K.) Supplement to Credit
           Suisse Asset Management Global Trading Policy.

       (2) Credit Suisse Asset Management Limited (Australia) Limited Local Supplement to the Global Trading Policy.